UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22245
First Trust Exchange-Traded Fund III
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
July 31
Date of reporting period:
January 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Municipal High Income ETF
FMHI | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about the First Trust Municipal High Income ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMHI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Municipal High Income ETF	$36	0.70%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$774,401,585
Total number of portfolio holdings	598
Portfolio turnover rate	14%
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Special Assessment	17.7%
Continuing Care Retirement Communities	12.9%
Industrial Development Bond	10.6%
Education	9.5%
Hospital	6.5%
Airport	4.8%
Gas	4.1%
Government Obligation Bond - Limited Tax	4.0%
Government Obligation Bond - Unlimited Tax	4.0%
All Other	25.9%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FMHI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Horizon
Managed Volatility Domestic ETF
HUSV | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about the First Trust Horizon Managed Volatility Domestic ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/HUSV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Horizon Managed Volatility Domestic ETF	$37	0.70%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$96,938,081
Total number of portfolio holdings	76
Portfolio turnover rate	25%
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Republic Services, Inc.	2.6%
Berkshire Hathaway, Inc., Class B	2.5%
PTC, Inc.	2.4%
Motorola Solutions, Inc.	2.3%
Cisco Systems, Inc.	2.3%
Marsh & McLennan Cos., Inc.	2.3%
Roper Technologies, Inc.	2.3%
Coca-Cola (The) Co.	2.2%
VeriSign, Inc.	2.2%
TE Connectivity PLC	2.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/HUSV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Horizon Managed
Volatility Developed International ETF
HDMV | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about the First Trust Horizon Managed Volatility Developed International ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/HDMV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Horizon Managed Volatility Developed International ETF	$41	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$31,361,693
Total number of portfolio holdings	151
Portfolio turnover rate	28%
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Deutsche Telekom AG	2.4%
London Stock Exchange Group PLC	2.3%
Zurich Insurance Group AG	2.1%
United Overseas Bank Ltd.	2.0%
Danone S.A.	1.9%
Oversea-Chinese Banking Corp., Ltd.	1.9%
Swisscom AG	1.8%
Koninklijke KPN N.V.	1.8%
Swiss Prime Site AG	1.7%
Compass Group PLC	1.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/HDMV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Horizon
Managed Volatility Small/Mid ETF
HSMV | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about the First Trust Horizon Managed Volatility Small/Mid ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/HSMV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Horizon Managed Volatility Small/Mid ETF	$41	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$21,797,259
Total number of portfolio holdings	152
Portfolio turnover rate	25%
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
DT Midstream, Inc.	2.1%
SEI Investments Co.	2.1%
AptarGroup, Inc.	2.0%
Old Republic International Corp.	1.8%
Ingredion, Inc.	1.7%
OGE Energy Corp.	1.6%
IDACORP, Inc.	1.6%
Post Holdings, Inc.	1.6%
Madison Square Garden Sports Corp.	1.5%
CareTrust REIT, Inc.	1.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/HSMV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Merger Arbitrage ETF
MARB | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about the First Trust Merger Arbitrage ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MARB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment(1)	Costs paid as a percentage of a $10,000 investment(1)
First Trust Merger Arbitrage ETF	$89	1.76%(2)
(1)	Includes dividend expense on investments sold short.
(2)	Annualized.
KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$28,792,620
Total number of portfolio holdings	27
Portfolio turnover rate	35%
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Common Stocks	58.4%
Rights	0.0%
Money Market Funds	36.7%
Common Stocks Sold Short	(23.5%)
Net Other Assets and Liabilities	28.4%
Total	100.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/MARB to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust California Municipal
High Income ETF
FCAL | NASDAQ, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about the First Trust California Municipal High Income ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCAL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust California Municipal High Income ETF	$33	0.65%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$271,263,548
Total number of portfolio holdings	328
Portfolio turnover rate	13%
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Insured	13.3%
Special Assessment	13.1%
Certificates of Participation	9.0%
Government Obligation Bond-Unlimited Tax	8.2%
Hospital	8.1%
Airport	7.5%
Industrial Development Bond	6.8%
Education	6.1%
Water & Sewer	4.9%
All Other	23.0%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FCAL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust New York Municipal
High Income ETF
FMNY | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about the First Trust New York Municipal High Income ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMNY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust New York Municipal High Income ETF	$33	0.65%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$20,020,431
Total number of portfolio holdings	70
Portfolio turnover rate	12%
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Higher Education	14.3%
Insured	11.1%
Dedicated Tax	10.6%
Industrial Development Bond	8.6%
Government Obligation Bond - Unlimited Tax	8.3%
Utility	6.2%
Mass Transit	4.6%
Hospital	4.5%
Education	4.3%
All Other	27.5%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FMNY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Short Duration
Managed Municipal ETF
FSMB | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about the First Trust Short Duration Managed Municipal ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSMB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Short Duration Managed Municipal ETF	$28	0.55%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$441,585,905
Total number of portfolio holdings	449
Portfolio turnover rate	23%
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Utility	12.9%
Gas	12.4%
Hospital	9.2%
Housing	7.3%
Airport	6.7%
Government Obligation Bond - Unlimited Tax	6.5%
Industrial Development Bond	6.3%
Special Assessment	5.7%
Insured	5.1%
All Other	27.9%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FSMB to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

First Trust Ultra Short Duration
Municipal ETF
FUMB | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | January 31, 2025
This semi-annual shareholder report contains important information about the First Trust Ultra Short Duration Municipal ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FUMB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Ultra Short Duration Municipal ETF	$23	0.45%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of January 31, 2025)
Fund net assets	$198,090,758
Total number of portfolio holdings	181
Portfolio turnover rate	57%
WHAT DID THE FUND INVEST IN? (As of January 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Sector Allocation
Government Obligation Bond - Unlimited Tax	17.7%
Insured	10.6%
Industrial Development Bond	9.0%
Water & Sewer	8.5%
Hospital	7.7%
Government Obligation Bond - Limited Tax	6.2%
Airport	6.0%
Certificates of Participation	5.9%
Gas	5.9%
All Other	22.5%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FUMB to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

(b)	Not applicable.

Item 2. Code of Ethics.

The First Trust Exchange-Traded Fund III (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the semi-annual financial statement(s) required, and for the periods specified, by Regulation S-X.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended January 31, 2025

First Trust Exchange-Traded Fund III

First Trust Municipal High Income ETF (FMHI)

First Trust Municipal High Income ETF (FMHI)
Semi-Annual Financial Statements and Other Information
January 31, 2025
Performance and Risk Disclosure
There is no assurance that First Trust Municipal High Income ETF (the “Fund”) will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments
January 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 97.9%
	Alabama — 2.5%
$2,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev Proj No 6, Ser B (Mandatory put 12/01/26)	4.00%	10/01/52	$2,006,293
530,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1 (Mandatory put 06/01/29)	5.25%	02/01/53	556,668
1,340,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser F (Mandatory put 12/01/28)	5.50%	11/01/53	1,414,914
1,500,000	Homewood AL Eductnl Bldg Auth Rev Stdt Hsg & Parking Proj, Ser C	5.50%	10/01/49	1,572,279
1,500,000	Jefferson Cnty AL Swr Rev Warrants Ref Warrants	5.25%	10/01/49	1,585,225
3,000,000	Mobile Cnty AL Indl Dev Auth Sol Wst Disp Rev AM/NS Calvert LLC Proj, Ser A, AMT	5.00%	06/01/54	3,035,687
2,425,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A (Mandatory put 10/01/28)	4.00%	11/01/51	2,428,909
3,000,000	SE Energy Auth Cooperative Dist AL Energy Sply Rev, Ser A	5.00%	11/01/35	3,148,056
1,650,000	Univ of AL at Birmingham Gen Rev Brd of Trustees, Ser B	3.00%	10/01/41	1,390,447
2,500,000	Walker Cnty AL Econ & Indl Dev Auth Sol Wst Disp Rev Var AL Pwr Co Plant Gorgas Proj, AMT (a)	1.95%	08/01/63	2,500,000
				19,638,478
	Arizona — 4.3%
1,790,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (b)	5.00%	07/01/39	1,805,419
610,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (b)	5.00%	07/01/49	598,171
1,250,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj, Ser B (b)	5.00%	07/01/29	1,263,837
750,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Fire Mesa & Red Rock Cmps Proj, Ser A	5.00%	07/15/39	752,712
400,000	AZ St Indl Dev Auth Edu Rev Lone Mountain Cmps Proj, Ser A (b)	5.00%	12/15/39	402,521
700,000	AZ St Indl Dev Auth Edu Rev Lone Mountain Cmps Proj, Ser A (b)	5.00%	12/15/49	678,645
1,000,000	AZ St Indl Dev Auth Edu Rev Pinecrest Acdmy Horizon Inspirada & St Rose Cmps, Ser A (b)	5.75%	07/15/38	1,019,666
300,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (b)	5.00%	07/01/37	303,707
1,670,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (b)	5.13%	07/01/37	1,684,683
2,240,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (b)	5.25%	07/01/47	2,247,922
795,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser D (b)	4.00%	07/01/27	792,087
365,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (b)	4.00%	07/15/33	355,788
385,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (b)	4.00%	07/15/34	372,611
950,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (b)	4.00%	07/15/41	856,174
1,500,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (b)	4.00%	07/15/51	1,250,389
1,740,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (b)	4.00%	12/15/41	1,561,577
1,000,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (b)	4.00%	12/15/51	818,536
1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (b)	5.00%	07/01/39	1,017,061
2,035,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (b)	5.00%	07/01/49	2,003,448
515,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (b)	4.00%	07/01/26	512,682
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arizona (Continued)
$1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (b)	5.00%	07/01/47	$1,000,355
3,000,000	Maricopa Cnty Indl Dev Auth Exempt Facs Rev Comml Metals Company Proj, AMT (b)	4.00%	10/15/47	2,643,678
2,000,000	Phoenix AZ Indl Dev Auth Edu Rev Ref Fac Legacy Trad Schs Projs (b)	5.00%	07/01/45	1,992,528
2,000,000	Phoenix AZ Indl Dev Auth Hotel Rev Sr Falcon Properties LLC Proj, Ser A (b)	4.00%	12/01/51	1,434,035
100,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Ref Downtown Phoenix Stdt Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/27	102,898
1,000,000	Pima Cnty AZ Indl Dev Auth Sr Living Rev La Posada at Pusch Ridge Proj, Ser A (b)	6.75%	11/15/42	1,087,371
3,000,000	Sierra Vista AZ Indl Dev Auth Ed Fac Rev American Leadership Acdmy Proj (b)	5.00%	06/15/54	2,927,628
1,500,000	Sierra Vista AZ Indl Dev Auth Ed Fac Rev American Leadership Acdmy Proj (b)	5.00%	06/15/59	1,449,769
				32,935,898
	Arkansas — 1.1%
3,000,000	AR Dev Fin Auth Envrnmntl Rev Sustainable Bond United States Steel Corp Proj, AMT	5.45%	09/01/52	3,097,273
1,000,000	AR Dev Fin Auth Envrnmntl Rev Sustainable Bond US Steel Corp Proj, AMT	5.70%	05/01/53	1,047,982
2,000,000	AR St Dev Fin Auth Indl Dev Rev Big River Steel Proj, AMT (b)	4.50%	09/01/49	1,985,229
2,000,000	AR St Dev Fin Auth Indl Dev Rev Sustainable Bonds Hybar Steel Proj, Ser A, AMT (b)	6.88%	07/01/48	2,193,959
				8,324,443
	California — 3.9%
2,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bonds, Ser H (Mandatory put 08/01/33)	5.00%	01/01/56	2,182,004
8,000,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settle Cap Apprec Stanislaus, Subser A	(c)	06/01/46	2,148,546
250,000	CA Pub Fin Auth Sr Living Rev Enso Vlg Proj Sustainable Bond, Ser A (b)	5.00%	11/15/51	233,561
250,000	CA Sch Fin Auth Sch Fac Rev Ref Value Schs, Ser A (b)	5.25%	07/01/48	256,315
650,000	CA St Enterprise Dev Auth Chrt Sch Rev The Rocklin Acdmy Proj (b)	5.00%	06/01/54	660,719
2,500,000	CA St Hlth Facs Fing Auth Rev El Camino Hosp	5.00%	02/01/42	2,555,701
1,050,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (b)	5.00%	07/01/38	1,059,448
2,000,000	CA St Muni Fin Auth Rev CA Baptist Univ, Ser A (b)	5.00%	11/01/46	1,973,745
205,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	210,613
1,250,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	5.00%	10/01/44	1,257,835
2,280,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	2,265,277
1,300,000	CA St Muni Fin Auth Spl Tax Rev Bold Prog, Ser B	5.75%	09/01/53	1,399,993
1,250,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Plant Bonds, AMT (b)	5.00%	07/01/37	1,252,320
2,480,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Plant Bonds, AMT (b)	5.00%	11/21/45	2,480,681
550,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (b)	5.00%	12/01/33	570,722
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,500,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev The Link Glendale Sustainable Bonds, Ser A-2 (b)	4.00%	07/01/56	$1,161,573
500,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev Union S Bay Sustainable Bonds, Ser A-2 (b)	4.00%	07/01/56	399,061
300,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (b)	5.00%	10/01/42	304,791
450,000	Palm Desert CA Spl Tax Ref Univ Park	4.00%	09/01/41	420,884
850,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	5.00%	09/01/48	877,681
1,100,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	5.00%	09/01/53	1,127,309
3,735,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser A, AMT	5.00%	05/01/44	3,810,532
1,615,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/42	1,793,388
				30,402,699
	Colorado — 5.3%
1,500,000	Aerotropolis Regl Tranprtn Auth Co Spl Rev (b)	5.50%	12/01/44	1,514,969
1,000,000	Aerotropolis Regl Tranprtn Auth Co Spl Rev (b)	5.75%	12/01/54	1,015,836
1,120,000	Allison Vly Met Dist #2 CO Ref	4.70%	12/01/47	1,001,446
525,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/35	531,732
1,125,000	Canyons Met Dist #5 CO Ref Subord, Ser B	6.50%	12/01/54	1,159,905
1,000,000	Cascade Ridge Met Dist CO (d)	5.00%	12/01/51	873,407
1,175,000	CCP Met Dist No 3 CO Ref	5.00%	12/01/53	1,174,858
500,000	CO St Hlth Facs Auth Rev Ref Christian Living Neighborhoods Proj	5.00%	01/01/31	503,476
1,400,000	CO St Hlth Facs Auth Rev Ref Christian Living Neighborhoods Proj	5.00%	01/01/37	1,406,497
950,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/39	932,685
1,275,000	CO St Hlth Facs Auth Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.25%	05/15/30	1,305,729
670,000	CO St Hlth Facs Auth Rev Ref Frasier Proj, Ser 2023A	4.00%	05/15/35	657,223
1,125,000	CO St Hlth Facs Auth Rev Ref Frasier Proj, Ser 2023A	4.00%	05/15/41	1,044,507
625,000	CO St Hlth Facs Auth Rev Sr Living Ralston Creek Arvada Proj, Ser A (d) (e)	5.25%	11/01/32	387,500
1,120,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.75%	11/15/40	1,258,595
1,100,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.75%	11/15/45	1,206,071
1,220,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/41	1,274,247
500,000	Denver CO Intl Busn Ctr CO Met Dist #1 Subord, Ser B	6.00%	12/01/48	510,838
1,700,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (b)	5.00%	12/01/41	1,671,882
1,510,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (b)	5.00%	12/01/51	1,393,717
1,500,000	Four Corners Busn Impt Dist CO Ltd Tax Supported	6.00%	12/01/52	1,529,592
1,000,000	Grandview Reserve Met Dist #3 CO Sr Bonds, Ser A	6.25%	12/01/52	980,210
575,000	Jefferson Ctr CO Met Dist #1 Spl Rev, Ser A-2	4.13%	12/01/40	530,137
1,000,000	Lanterns Met Dist #3, Ser A-1	7.25%	12/01/53	1,055,317
1,000,000	Meridian Ranch Met Dist 2018 Subdistrict CO	6.75%	12/01/52	1,014,148
2,000,000	Mirabelle Met Dist #2 CO Sr, Ser A	5.00%	12/01/49	2,063,177
905,000	Mountain Brook Met Dist CO	4.50%	12/01/41	760,865
1,145,000	Newlin Crossing Met Dist CO, Ser A (b)	5.38%	12/01/54	1,151,305
2,500,000	Palisade CO Met Dist #2 Ltd Tax Ref Convertible Sub, Ser B, CABS (b)	(c)	12/15/54	2,278,514
500,000	Peak Met Dist #1 CO, Ser A (b)	4.00%	12/01/35	445,081
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$1,000,000	Peak Met Dist #1 CO, Ser A (b)	5.00%	12/01/41	$923,031
1,200,000	Pinon Pines Met Dist #2 CO MDD	5.00%	12/01/50	1,113,357
975,000	Poudre Heights Vly Met Dist CO, Ser A (b)	5.50%	12/01/54	947,521
1,500,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (b)	5.00%	12/15/41	1,506,266
550,000	Sterling Ranch Cmnty Auth Brd CO Supported Rev Ref Sr, Ser A	6.13%	12/01/39	569,546
1,410,000	Sunset Parks Met Dist CO, Ser A (b)	5.13%	12/01/54	1,410,623
900,000	Thompson Crossing Met Dist #4 CO Ref	5.00%	12/01/39	904,995
700,000	W Meadow Met Dist CO Ref Sr Bonds, Ser A (b)	6.00%	12/01/38	726,338
				40,735,143
	Connecticut — 1.4%
250,000	Bridgeport CT, Ser A, BAM	5.00%	02/01/31	268,230
2,000,000	CT St Hlth & Eductnl Facs Auth Rev Covenant Home Inc, Ser B	5.00%	12/01/40	1,997,491
800,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare, Ser A	4.00%	07/01/37	810,230
2,500,000	CT St Hlth & Eductnl Facs Auth Rev Sustainable Bonds Goodwin Univ Obligated Grp, Ser A1	5.00%	07/01/44	2,487,647
2,725,000	CT St Hlth & Eductnl Facs Auth Rev Trinity Hlth Corp	5.00%	12/01/45	2,736,148
2,500,000	Harbor Point CT Infra Impt Dist Spl Oblig Rev Ref Harbor Point Proj Ltd (b)	5.00%	04/01/39	2,514,036
				10,813,782
	Delaware — 0.2%
875,000	Bridgeville DE Spl Oblig Heritage Shores Spl Dev Dist (b)	5.25%	07/01/44	901,958
314,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (b)	5.00%	07/01/28	316,740
				1,218,698
	District of Columbia — 0.3%
1,470,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/42	1,540,561
1,000,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.25%	10/01/49	1,057,540
				2,598,101
	Florida — 16.4%
705,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/40	645,551
100,000	Ave Maria FL Stewardship Cmnty Dist Capital Impt Rev Maple Ridge Phase 4 Proj (b)	4.30%	05/01/42	92,952
1,655,000	Ave Maria FL Stewardship Cmnty Dist Capital Impt Rev Maple Ridge Phase 4 Proj (b)	4.45%	05/01/52	1,483,972
2,380,000	Ave Maria FL Stewardship Cmnty Dist Capital Impt Rev Phase 4 Master Impt Proj (b)	5.25%	05/01/43	2,418,000
2,000,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Assmt Area 3A (b)	5.13%	11/01/49	2,006,485
550,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2021	4.00%	05/01/52	455,287
1,000,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2022	5.00%	05/01/53	991,208
1,500,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2024 (b)	5.00%	05/01/44	1,492,290
1,000,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	3.63%	05/01/41	857,252
500,000	Berry Bay II CDD FL Spl Assmnt Proj, Ser 2024	5.20%	05/01/44	493,831
2,000,000	Bexley CDD FL Spl Assmnt Rev	4.88%	05/01/47	1,925,818
1,600,000	Bridgewater N Cmnty Dev Dist FL Capital Impt Rev	4.00%	05/01/42	1,417,218
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$1,985,000	Capital Projs Fin Auth FL Eductnl Facs Rev Ref Navigator Acdmy of Leadership Obligated Grp Proj (b)	5.00%	06/15/44	$1,958,230
1,700,000	Capital Projs Fin Auth FL Eductnl Facs Rev Ref Navigator Acdmy of Leadership Obligated Grp Proj (b)	5.00%	06/15/54	1,656,481
895,000	Capital Trust Agy FL Eductnl Facs Rev Academir Chrt Schs Inc Proj, Ser A (b)	4.00%	07/01/41	795,560
525,000	Capital Trust Agy FL Eductnl Facs Rev Academir Chrt Schs Inc Proj, Ser A (b)	4.00%	07/01/51	429,196
155,000	Capital Trust Agy FL Eductnl Facs Rev Liza Jackson Preparatory Sch Inc Proj, Ser A	4.00%	08/01/30	154,274
1,070,000	Capital Trust Agy FL Eductnl Facs Rev Liza Jackson Preparatory Sch Inc Proj, Ser A	5.00%	08/01/40	1,081,721
1,000,000	Celebration Pointe Cmnty Dev Dist No 1 FL Spl Assmnt Rev	4.00%	05/01/53	809,377
1,000,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj (b)	5.00%	10/01/34	1,018,064
595,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj, Ser A, AMT (b)	4.00%	10/01/41	547,474
4,000,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj, Ser A, AMT (b)	4.00%	10/01/51	3,376,659
540,000	Coco Palms FL CDD Spl Assmnt	4.50%	05/01/32	543,237
1,000,000	Coco Palms FL CDD Spl Assmnt	5.00%	05/01/46	1,000,759
1,500,000	Connerton E CDD FL Spl Assmnt Area One	5.25%	06/15/43	1,545,973
1,000,000	Crosswinds E CDD FL Spl Assmnt Area One Proj	5.50%	05/01/44	1,016,841
1,500,000	Crosswinds E CDD FL Spl Assmnt Area One Proj	5.75%	05/01/54	1,520,235
600,000	Cypress Bluff CDD FL Spl Assmnt Del Web Proj, Ser A (b)	3.63%	05/01/40	563,354
1,640,000	Eden Hills Cmnty Dev Dist FL Spl Assmnt	4.00%	05/01/42	1,484,897
1,700,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/51	1,420,230
2,635,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area Two	4.00%	05/01/42	2,378,468
3,040,000	Epperson N CDD FL Capital Impt Rev Assmnt Area #2	4.00%	05/01/51	2,521,530
720,000	Epperson N CDD FL Capital Impt Rev Assmnt Area 1, Ser A-1 (b)	5.00%	11/01/29	733,452
995,000	Epperson N CDD FL Capital Impt Rev Assmnt Area 1, Ser A-1 (b)	5.50%	11/01/39	1,023,198
1,250,000	Fallschase Cmnty Dev Dist FL Spl Assmnt	3.38%	05/01/41	1,033,168
1,385,000	FL St Dev Fin Corp Eductnl Facs Rev Ref Global Outreach Chrt Acdmy Proj, Ser A (b)	4.00%	06/30/56	949,955
1,000,000	FL St Dev Fin Corp Sol Wst Disp Rev Var GFL Solid Waste SE LLC Proj, Ser A, AMT (Mandatory put 10/01/31) (b)	4.38%	10/01/54	1,008,035
2,000,000	FL St Dev Fin Corp Sol Wst Disp Rev Var Waste Pro USA Inc Proj, AMT (Mandatory put 07/01/26) (b)	6.13%	07/01/32	2,044,065
1,005,000	FL St Dev Fin Corp Sr Living Rev Ref Mayflower Retmnt Cmnty Proj, Ser A (b)	4.00%	06/01/41	882,414
750,000	FL St Dev Fin Corp Sr SFP Tampa I The Henry Proj, Ser A1 (b)	5.00%	06/01/44	751,056
1,000,000	FL St Dev Fin Corp Sr SFP Tampa I The Henry Proj, Ser A1 (b)	5.25%	06/01/54	1,002,117
500,000	Forest Lake Cmnty Dev Dist FL Spl Assmnt Area 1 Proj (b)	4.00%	05/01/40	487,150
1,750,000	Fort Lauderdale FL Wtr & Swr Rev Enabling Wks Proj, Ser A	5.50%	09/01/53	1,924,918
190,000	Gardens at Hammock Beach CDD FL Spl Assmnt Area One, Ser 1	4.80%	05/01/31	189,733
305,000	Gardens at Hammock Beach CDD FL Spl Assmnt Area One, Ser 1	5.38%	05/01/44	303,572
1,560,000	Gulfstream Polo Cmnty Dev Dist FL Spl Assmnt Phase 2 Proj	4.38%	11/01/49	1,412,078
2,000,000	Halifax FL Hosp Med Ctr Ref	5.00%	06/01/36	2,019,796
500,000	Hamilton Bluff Cmnty Dev Dist FL Spl Assmnt Area One Proj	4.70%	05/01/31	502,054
500,000	Hamilton Bluff Cmnty Dev Dist FL Spl Assmnt Area One Proj	5.50%	05/01/44	503,917
1,000,000	Hamilton Bluff Cmnty Dev Dist FL Spl Assmnt Area One Proj	5.80%	05/01/54	1,005,581
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$1,500,000	Hills Minneola Cmnty Dev Dist FL Spl Assmnt Rev S Parcel Assmnt Area (b)	4.00%	05/01/40	$1,374,270
500,000	Hillsborough Cnty FL Aviation Auth Tampa Intl Arpt, Ser B, AMT	5.50%	10/01/49	544,455
2,000,000	Hillsborough Cnty FL Indl Dev Auth Hlth Sys Rev Var Ref Baycare Hlth Sys, Ser D (a)	1.75%	11/15/54	2,000,000
520,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Azario Proj	3.75%	05/01/40	476,810
750,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev N E Sector Proj Phase 1A	5.00%	05/01/38	760,277
765,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Palm Grove Proj	5.50%	05/01/55	758,558
1,325,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Stewardship Dist Azario Proj	4.00%	05/01/50	1,134,718
1,500,000	Langley S CDD FL Spl Assmnt Area One	5.13%	05/01/44	1,494,581
1,000,000	Lee Cnty FL Indl Dev Auth Hlthcare Facs Rev Shell Point (Temps- 65), Ser 2024 B-2	4.38%	11/15/29	1,003,604
1,150,000	Lee Cnty FL Indl Dev Auth Hlthcare Facs Rev Shell Point Waterside Hlth Proj	5.00%	11/15/49	1,167,004
2,500,000	Lee Cnty FL Indl Dev Auth Hlthcr Facs Rev Shell Point, Ser C	5.00%	11/15/54	2,538,492
300,000	LTC Ranch W Rsdl Cmnty Dev Dist Spl Assmnt Rev Assmnt Area Two Proj Pod 5, Ser AA2	5.70%	05/01/44	302,994
1,130,000	Mangrove Point & Mangrove Manor CDD Capital Impt	4.25%	05/01/42	1,041,252
2,570,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/38	2,578,050
1,880,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.50%	05/01/40	1,828,065
1,500,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area Two	3.38%	11/01/41	1,247,522
1,000,000	N Springs FL Impt Dist Parkland Bay Assmt Area (b)	4.88%	05/01/38	1,008,732
1,500,000	Normandy CDD FL Capital Impt Rev Assmnt Area One (b)	5.30%	05/01/44	1,465,161
1,300,000	Old Hickory CDD FL Spl Assmnt Spl Asmt	4.00%	06/15/40	1,191,786
1,500,000	Orange Cnty FL Hlth Facs Auth Rev Orlando Hlth Obligated Grp, Ser A	5.25%	10/01/56	1,599,722
465,000	Parkland Preserve CDD FL Spl Assmnt Rev 2019A Spl Assmnts, Ser A	5.25%	05/01/39	476,303
1,000,000	Parrish Lakes CDD Capital Impt Rev Assmnt Area Three	5.50%	05/01/44	997,825
810,000	Pioneer Ranch CDD FL Spl Assmnt	5.00%	05/01/44	784,972
1,000,000	Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj (d) (f)	5.88%	01/01/33	887,886
610,000	Pompano Beach FL Rev John Knox Vlg Proj, Ser A	4.00%	09/01/41	563,843
1,050,000	Pompano Beach FL Rev Ref John Knox Vlg Proj	4.00%	09/01/50	897,993
690,000	Prosperity Lakes Cmnty Dev Dist FL Spl Assmnt Area One	5.88%	12/15/43	733,989
995,000	Prosperity Lakes Cmnty Dev Dist FL Spl Assmnt Area One	6.13%	12/15/53	1,065,848
1,710,000	Reunion E FL CDD Spl Assmnt, Ser 2021	4.00%	05/01/51	1,428,584
760,000	Rivington CDD FL Spl Assmnt Rev Assmnt Area	3.38%	05/01/31	715,839
500,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/36	457,731
750,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/41	645,143
2,765,000	Saltleaf CDD FL Capital Impt Rev	6.00%	05/01/56	2,806,020
3,220,000	Sandridge Cmnty Dev Dist FL Spl Assmnt Rev Phase II Proj	4.30%	05/01/52	2,819,354
3,055,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.13%	05/01/41	2,716,057
2,000,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.25%	05/01/53	1,691,909
1,635,000	Scenic Terrace S CDD FL Spl Assmnt Proj, Ser 2022	4.50%	05/01/42	1,538,812
250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (b)	5.00%	03/01/30	250,318
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$750,000	Seagrove CDD FL Spl Assmnt	4.88%	06/15/44	$734,948
1,250,000	Seagrove CDD FL Spl Assmnt	5.20%	06/15/54	1,228,119
490,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (b)	5.25%	11/01/39	499,832
1,000,000	Shingle Creek at Bronson CDD FL Spl Assmnt	3.50%	06/15/41	895,697
1,945,000	Six Mile Creek FL CDD Capital Impt Rev Assmnt Area 3 Phase 1	4.00%	05/01/51	1,634,278
2,580,000	Stillwater CDD FL Sp Assmnt Spl Assmt 2021 Proj (b)	3.50%	06/15/41	2,157,935
2,000,000	The Heights CDD FL Spl Assmnt Rev CDD	5.00%	01/01/50	1,957,626
835,000	Triple Creek FL CDD Spl Assmnt Vlgs Q&R Proj (b)	4.00%	11/01/51	689,554
1,050,000	Trout Creek CDD FL Capital Impt Rev	4.00%	05/01/51	866,929
895,000	V-Dana CDD FL Spl Assmnt Area Two 2025 Proj Area (b) (g)	5.38%	05/01/45	897,226
725,000	Venice FL Vlg on The Isle Proj, Ser A (b)	5.50%	01/01/55	735,472
230,000	Villamar CDD FL Spl Assmnt	4.00%	05/01/29	229,189
3,400,000	Volusia Cnty FL Eductnl Fac Auth Stetson Univ Inc Proj	5.25%	06/01/49	3,523,677
1,370,000	W Vlgs FL Impt Dist Ref Spl Assmt Unit Dev #1	4.63%	05/01/38	1,341,350
990,000	W Vlgs FL Impt Dist Unit Dev #10 Assmnt Area One	5.38%	05/01/44	996,723
900,000	Westside FL CDD Spl Assmnt Rev Ref (b)	4.13%	05/01/38	844,442
1,555,000	Westview S CDD FL Spl Assmnt Area One 2023 Proj Area	5.38%	05/01/43	1,581,300
1,190,000	Wildblue CDD FL Spl Assmnt (b)	4.25%	06/15/39	1,109,662
				126,797,121
	Georgia — 3.8%
1,000,000	Atlanta GA Arpt Passenger Fac Charge Rev Arpt Rev Subord, Ser D, AMT	4.00%	07/01/37	993,244
1,000,000	Atlanta GA Dev Auth Convertible Ctfs, Class A, Ser 1, CABS (b)	(c)	12/15/48	859,837
500,000	Atlanta GA Dev Auth Westside Gulch Area Proj, Ser A-1 (b)	5.00%	04/01/34	504,923
2,800,000	Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev Var GA Pwr Co Plt Bowen Proj, AMT (a)	1.95%	11/01/62	2,800,000
1,800,000	Burke Cnty GA Dev Auth Poll Control Rev Adjustable GA Pwr Co Plant Vogtle Proj Remk (a)	1.95%	11/01/52	1,800,000
3,300,000	Burke Cnty GA Dev Auth Poll Control Rev GA Pwr Co Plant Vogtle Proj Remk, 1st Ser (a)	2.00%	11/01/48	3,300,000
500,000	Cobb Cnty GA Dev Auth Chartersch Rev NW Classical Acdmy Proj, Ser A (b)	6.00%	06/15/43	510,286
1,750,000	Cobb Cnty GA Dev Auth Chartersch Rev NW Classical Acdmy Proj, Ser A (b)	6.40%	06/15/53	1,785,531
1,125,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser A	5.75%	04/01/53	1,238,785
2,000,000	Floyd Cnty GA Dev Auth Adj GA Pwr Co Plt Hammond Proj (a)	2.00%	09/01/26	2,000,000
1,335,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	1,346,155
1,515,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/42	1,515,953
500,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel Second Tier, Ser B (b)	5.00%	01/01/36	504,172
1,750,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	1,745,535
1,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 12/01/28)	4.00%	05/01/52	1,002,150
3,660,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 09/01/30)	5.00%	09/01/53	3,878,940
2,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser D (Mandatory put 12/01/30)	5.00%	05/01/54	2,088,544
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia (Continued)
$1,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser E-1 (Mandatory put 06/01/31)	5.00%	12/01/53	$1,059,895
350,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj J, Ser A, AGM	5.00%	07/01/30	383,355
				29,317,305
	Guam — 0.0%
250,000	Guam Govt Busn Privilege Tax Rev Ref, Ser D	5.00%	11/15/35	251,648
155,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	158,596
				410,244
	Hawaii — 0.3%
1,500,000	HI St Dept of Budget & Fin Spl Purp Rev Ref HI Pacific Univ Proj (b)	5.00%	07/01/39	1,480,238
1,000,000	HI St Dept of Budget & Fin Spl Purp Rev Ref HI Pacific Univ Proj (b)	5.13%	07/01/43	963,600
				2,443,838
	Idaho — 1.4%
1,500,000	Avimor Cmnty Infra Dist #1 ID Spl Assmnt Area Five (b)	5.88%	09/01/53	1,549,312
1,500,000	Avimor Cmnty Infra Dist #1 ID Spl Assmnt Area Six, Ser B (b)	5.50%	09/01/53	1,517,236
985,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/25	988,300
1,265,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/30	1,273,183
1,000,000	Idaho Falls ID Auditorium Dist Annual Approp Ctfs, COPS (b)	5.25%	05/15/51	1,001,110
4,000,000	Spring Vly Cmnty Infra Dist #1 Spl Assmnt Area Two (b)	6.25%	09/01/53	4,191,411
				10,520,552
	Illinois — 3.5%
2,615,000	Chicago IL Brd of Edu Proj, Ser C	5.25%	12/01/35	2,615,122
300,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	304,783
3,500,000	Chicago IL Brd of Edu Ref, Ser B	5.00%	12/01/30	3,629,835
1,000,000	Chicago IL Brd of Edu Sustainable Bond, Ser E	5.13%	12/01/32	1,000,218
1,000,000	Chicago IL Brd of Edu, Ser A	5.00%	12/01/35	1,021,814
2,130,000	Chicago IL Brd of Edu, Ser D	5.00%	12/01/46	2,087,378
750,000	Chicago IL Chicago Wks, Ser A	5.50%	01/01/40	792,164
400,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/37	413,768
5,000,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/48	5,051,581
1,300,000	Chicago IL Park Dist Ref, Ser A, BAM	4.00%	01/01/32	1,323,668
1,415,000	Cook Cnty IL MF Hsg Rev Deerfield Supportive Living Proj	6.50%	01/01/45	1,459,721
250,000	IL St	5.50%	05/01/26	257,377
200,000	IL St	5.00%	06/01/27	204,674
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/30	258,750
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/31	258,184
100,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev CHF Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/26	100,769
300,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev CHF Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/27	305,681
145,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev CHF Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/28	148,248
2,000,000	IL St, Ser C	5.00%	11/01/29	2,091,931
1,660,000	Lincolnwood IL Tax Incr Allocation Rev Nts Dist 1860 Dev Proj, Ser A, COPS (b)	4.82%	01/01/41	1,628,651
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$1,100,000	Lincolnwood IL Tax Incr Allocation Rev NTS Dist 1860 Dev Proj, Ser B, COPS (b)	5.75%	12/01/43	$1,112,804
1,000,000	S Wstrn IL Dev Auth Envrnmntl Impt Rev US Steel Corp Proj	5.75%	08/01/42	1,000,863
				27,067,984
	Indiana — 1.5%
1,410,000	Carmel IN Redev Auth	3.00%	07/15/40	1,241,688
250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (b)	5.30%	01/01/32	237,897
1,410,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	1,419,500
535,000	IN St Fin Auth Hlth Fac Rev Margaret Mary Hlth Proj, Ser A	5.50%	03/01/44	569,164
2,000,000	IN St Fin Auth Rev BHI Sr Living, Ser A	5.25%	11/15/46	2,012,338
2,000,000	IN St Fin Auth Stdt Hsg Rev Sr Stdt Hsg Proj, Ser A	5.00%	07/01/49	2,013,114
1,250,000	IN St Fin Auth Stdt Hsg Rev Sr Stdt Hsg Proj, Ser A	5.00%	07/01/54	1,258,034
1,700,000	Indianapolis IN Loc Pub Impt Bond Bank Sr Convention Ctr Hotel, Ser E	6.00%	03/01/53	1,813,479
500,000	Terre Haute IN Mf Hsg Rev Silver Birch of Terre Haute Proj	5.10%	01/01/32	463,330
500,000	Valparaiso IN Exempt Facs Rev Ref Pratt Paper IN LLC Proj, AMT (b)	4.88%	01/01/44	510,673
				11,539,217
	Iowa — 1.2%
1,600,000	Dallas Ctr IA Grimes Cmnty Sch Dist	3.00%	05/01/39	1,399,704
3,000,000	IA St Fin Auth Midwstrn Disaster Area Rev Alcoa Inc Proj	4.75%	08/01/42	3,002,714
1,300,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj (Pre-refunded maturity 12/01/32)	5.00%	12/01/50	1,487,748
3,000,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj (Pre-refunded maturity 12/01/32)	5.00%	12/01/50	3,433,265
				9,323,431
	Kansas — 0.4%
1,950,000	Lenexa KS Hlth Care Fac Rev Ref Lakeview Vlg Inc, Ser A	5.00%	05/15/43	1,936,002
175,000	Shawnee Cnty KS Pub Bldg Commn Rev Corrections and Parks & Rec Projs	5.50%	09/01/34	201,111
1,250,000	Wyandotte Cnty KS Kansas City Unif Govt Spl Oblg Rev Ref Vlg E Proj Areas 2B 3 5 (b)	5.75%	09/01/39	1,299,525
				3,436,638
	Kentucky — 2.6%
2,000,000	Boyle Cnty KY Eductnl Facs Rev Ref Ctr Clg, Ser A	5.25%	06/01/43	2,113,500
875,000	Henderson KY Exempt Facs Rev Pratt Paper LLC Proj, Ser A, AMT (b)	4.45%	01/01/42	866,760
1,650,000	Jefferson Cnty KY Sch Dist Fin Corp Sch Bldg Rev, Ser B	3.00%	12/01/38	1,469,173
2,000,000	Kenton Cnty KY Arpt Brd, Ser A, AMT	5.25%	01/01/49	2,095,337
1,000,000	KY St Econ Dev Fin Auth Ref Owensboro Hlth, Ser A	5.00%	06/01/41	1,009,766
1,500,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser A-1 (Mandatory put 02/01/32)	5.25%	04/01/54	1,614,283
2,525,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C (Mandatory put 02/01/28)	4.00%	02/01/50	2,531,984
230,000	KY St Univ KY St Univ Proj, BAM, COPS	4.00%	11/01/41	230,301
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kentucky (Continued)
$1,000,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Norton Hlthcare Inc, Ser A	4.00%	10/01/39	$967,269
7,600,000	Meade Cnty KY Indl Bldg Rev Var Nucor Steel Brandenburg Proj Sustainable Bond, Ser B-1 (a)	2.35%	08/01/61	7,600,000
				20,498,373
	Louisiana — 0.7%
1,500,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Westlake Chemical Corp Proj Remk	3.50%	11/01/32	1,444,592
200,000	Monroe LA Wtr Rev, BAM	5.00%	11/01/32	211,639
1,000,000	Saint James Parish LA Rev NuStar Logistics LP Proj Remk, Ser 2010 (b)	6.35%	07/01/40	1,096,115
1,000,000	Saint James Parish LA Rev NuStar Logistics LP Proj Remk, Ser 2010A (b)	6.35%	10/01/40	1,096,116
1,600,000	Saint James Parish LA Rev Var NuStar Logistics LP Proj Remk, Ser 2010B (Mandatory put 06/01/30) (b)	6.10%	12/01/40	1,759,686
				5,608,148
	Maine — 0.4%
3,000,000	ME St Fin Auth Sol Wst Disp Rev Casella Waste Sys Proj, AMT (Mandatory put 08/01/25) (b)	5.13%	08/01/35	3,014,447
	Maryland — 1.1%
1,020,000	Baltimore MD Spl Oblig Ref E Baltimore Rsrch Park Proj, Ser A	5.00%	09/01/38	1,027,193
175,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	2.95%	06/01/27	170,710
185,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	3.05%	06/01/28	178,870
200,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	3.15%	06/01/29	192,467
190,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	3.20%	06/01/30	181,503
900,000	Frederick Cnty MD Tax Incr & Spl Tax Ref Jefferson Technology Park Proj, Ser B (b)	4.63%	07/01/43	877,099
2,000,000	MD St Dept of Transprtn BWI Thurgood Marshall Arpt Proj, Ser A, AGC, AMT	5.25%	08/01/54	2,109,596
1,000,000	MD St Econ Dev Corp Stdt Hsg Rev Morgan St Univ Proj, Ser A	5.38%	07/01/38	1,082,213
2,500,000	MD Stadium Auth Built to Learn Rev Built to Learn Bonds	5.00%	06/01/46	2,680,376
				8,500,027
	Massachusetts — 0.8%
400,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (b)	5.00%	11/15/28	415,848
1,450,000	MA St Dev Fin Agy Rev Merrimack Clg Stdt Hsg Proj, Ser A (b)	5.00%	07/01/54	1,456,627
1,000,000	MA St Dev Fin Agy Rev Merrimack Clg Stdt Hsg Proj, Ser A (b)	5.00%	07/01/60	999,955
500,000	MA St Dev Fin Agy Rev Ref Boston Med Ctr Sustainable Bonds, Ser G	5.25%	07/01/48	525,036
1,020,000	MA St Dev Fin Agy Rev Ref Salem Cmnty Corp	5.13%	01/01/40	1,014,173
550,000	MA St Dev Fin Agy Rev Sustainable Bond Boston Med Ctr, Ser D	5.00%	07/01/44	543,259
1,000,000	MA St Dev Fin Agy Rev UMass Dartmouth Stdt Hsg Proj	5.00%	10/01/48	966,282
				5,921,180
	Michigan — 1.4%
1,100,000	Detroit MI Sustainable Bonds, Ser A	5.00%	04/01/46	1,123,765
2,000,000	Detroit MI Sustainable Bonds, Ser A	5.00%	04/01/50	2,028,320
1,000,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Sr Lien Bonds, Ser B	5.25%	07/01/48	1,090,782
1,750,000	Kentwood MI Econ Dev Corp Ref Holland Home Oblig Grp	5.00%	11/15/37	1,758,162
2,000,000	MI St Bldg Auth Rev Var Fac Progr Multi Modal, Ser I (a)	2.35%	04/15/59	2,000,000
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Michigan (Continued)
$2,000,000	MI St Fin Auth Rev Henry Ford Hlth Sys, Ser A	5.00%	11/15/48	$2,044,372
1,000,000	MI St Strategic Fund Ltd Oblg Rev Holland Home	5.00%	11/15/42	998,756
				11,044,157
	Minnesota — 0.7%
500,000	Eagan MN Chrtr Sch Lease Rev Great Oaks Acdmy, Ser A (b) (g)	6.38%	02/01/55	497,013
125,000	Minneapolis MN Stdt Hsg Rev Riverton Cmnty Hsg Proj (b)	3.80%	08/01/27	122,928
2,450,000	Minneapolis Saint Paul MN Met Arpts Commn Arpt Rev Sub Priv Activity, Ser B, AMT	5.25%	01/01/49	2,566,788
1,100,000	Saint Paul MN Hsg & Redev Auth Chrt Sch Lease Rev Ref Hgr Ground Acdmy Proj	4.25%	12/01/32	1,120,189
105,000	Saint Paul MN Hsg & Redev Auth Chrt Sch Lease Rev Ref, Ser A	5.00%	12/01/30	105,063
850,000	Woodbury MN Chrt Sch Lease Rev Woodbury Leadership Proj, Ser A	4.00%	07/01/41	709,247
660,000	Woodbury MN Chrt Sch Lease Rev Woodbury Leadership Proj, Ser A	4.00%	07/01/51	496,772
				5,618,000
	Mississippi — 1.5%
1,400,000	Gulfport MS Hosp Fac Rev Memorial Hosp at Gulfport Proj	5.50%	07/01/50	1,506,713
3,000,000	MS Busn Fin Corpms Sol Wst Disp Fac & Wstwtr F Var MS Pwr Co Proj, 1st Ser, AMT (a)	1.90%	11/01/52	3,000,000
7,400,000	MS St Busn Fin Corp Sol Wst Disp Rev Adj MS Pwr Co Proj Remk, AMT (a)	2.00%	07/01/25	7,400,000
				11,906,713
	Missouri — 1.9%
1,875,000	Kansas City MO Indl Dev Auth Econ Activity Tax Rev Historic NE Redev Plan, Ser A-1 (b)	5.00%	06/01/54	1,819,087
500,000	Lees Summit MO Indl Dev Auth Sr Living Facs Rev John Knox Vlg, Ser A	5.00%	08/15/51	446,152
1,000,000	Lees Summit MO Indl Dev Auth Sr Living Facs Rev Ref John Knox Vlg, Ser A	5.00%	08/15/39	1,051,862
550,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svc Projs Svcs Projs, Ser A, Ser ASR	5.00%	02/01/29	566,830
1,050,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svc Projs Svcs Projs, Ser A, Ser ASR	5.00%	02/01/42	1,066,609
550,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/32	553,673
10,000	MO St Hlth & Eductnl Facs Auth Med Rsrch Lutheran Svcs, Ser A	5.00%	02/01/29	10,096
2,000,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Projs, Ser A	5.25%	02/01/48	2,087,384
1,145,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Projs, Ser B	5.00%	02/01/46	1,145,216
250,000	Saint Charles Cnty MO Pub Wtr Sply Dist #2 Pub Wtr Sply Dist No 2, COPS	4.00%	12/01/44	238,676
3,480,000	Saint Louis Cnty MO Indl Dev Auth Sr Living Facs Friendship Vlg St Louis Oblig Grp, Ser A	5.25%	09/01/53	3,444,265
2,000,000	Taney Cnty MO Indl Dev Auth Sales Tax Rev Big Cedar Infra Proj (b)	6.00%	10/01/49	2,002,523
				14,432,373
	Nebraska — 0.1%
750,000	Omaha NE Arpt Auth Arpt Facs, AGC, AMT	5.25%	12/15/43	809,280
	Nevada — 0.6%
930,000	Clark Cnty NV Sch Dist, Ser B, BAM	3.00%	06/15/41	794,528
775,000	Henderson NV Loc Impt Dists Rainbow Canyon Phase II Roject	5.00%	03/01/38	782,320
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Nevada (Continued)
$995,000	Henderson NV Loc Impt Dists Rainbow Canyon Phase II Roject	5.25%	03/01/48	$985,772
445,000	Las Vegas NV Spl Assmnt Dist #817 Spl Impt Dt# 817 Summerlin Vlg 29	5.75%	06/01/43	462,862
500,000	Las Vegas NV Spl Assmnt Dist #817 Spl Impt Dt# 817 Summerlin Vlg 29	6.00%	06/01/48	521,275
190,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	4.00%	06/01/29	188,360
700,000	NV Dept of Busn & Ind NV Doral Acdmy, Ser A	5.00%	07/15/37	701,003
				4,436,120
	New Hampshire — 1.1%
2,000,000	Natl Fin Auth NH Rev Ref Sustainable Bond, Ser B, AMT (Mandatory put 07/02/40) (b)	3.75%	07/01/45	1,700,722
2,900,000	Natl Fin Auth NH Spl Rev (b)	5.38%	12/15/35	2,910,073
2,000,000	Natl Fin Auth NH Spl Rev Emberly and Canterra Creek Projs (b)	5.38%	12/01/31	1,996,414
2,000,000	Natl Fin Auth NH Spl Rev The Highlands Proj	5.13%	12/15/30	1,988,517
				8,595,726
	New Jersey — 0.3%
950,000	NJ St Econ Dev Auth Spl Fac Rev Continental Airls Inc Proj Remk, Ser B, AMT	5.63%	11/15/30	951,376
100,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	100,764
100,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev, Ser 1A, AMT	4.00%	12/01/30	99,939
560,000	NJ St Transprtn Trust Fund Auth Fun Auth Transprtn Prog Bonds, Ser CC	5.25%	06/15/41	617,512
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/30	534,498
				2,304,089
	New Mexico — 0.2%
534,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (b)	3.75%	05/01/28	530,110
500,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (b)	4.00%	05/01/33	483,041
500,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (b)	4.25%	05/01/40	466,192
				1,479,343
	New York — 4.0%
1,000,000	Build NYC Res Corp NY Rev Sustainable Bond Kipp NYC Pub Sch Facs Canal W Proj	5.25%	07/01/52	1,027,886
450,000	Dutchess Cnty NY Loc Dev Corp Mf Mtebs Sustainable Bonds Tomopkins Terrace Hsg LP Proj	5.00%	10/01/40	483,423
950,000	Nassau Cnty NY Loc Econ Asst Corp Edl Rev Roosevelt Children Acdmy Chrt Sch Proj, Ser A	5.00%	07/01/43	971,577
2,250,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Adjustable 2nd Gen Resolution Fiscal 2014, Ser AA-1 (a)	1.85%	06/15/50	2,250,000
595,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution Fiscal 2018 Block 4, Ser AA	5.00%	06/15/38	615,831
2,625,000	New York City NY Transitional Fin Auth Rev Future Tax Secured Subord Bonds, Ser C-1	4.00%	02/01/42	2,612,528
2,000,000	NY NY, Ser B, Subser B-1	5.25%	10/01/41	2,213,465
1,250,000	NY St Dorm Auth Rev Non St Supported Debt White Plains Hosp Obligated Grp	5.25%	10/01/49	1,298,722
300,000	NY St Dorm Auth Revs Non St Supported Debt New York Institute of Technology	5.00%	07/01/44	314,684
1,925,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser A	3.00%	03/15/42	1,589,249
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$500,000	NY St Transprtn Dev Corp Exempt Fac Rev NY St Thruway Srvc Areas Proj, AMT	4.00%	10/31/46	$434,603
1,250,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	5.00%	10/01/40	1,286,268
2,540,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	4.38%	10/01/45	2,447,951
1,000,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airls Inc John F Kennedy Intl Arpt Proj, AMT	5.00%	08/01/31	1,001,125
3,315,000	NY St Transprtn Dev Corp Spl Fac Rev Ref John F. Kennedy Intl Arpt Proj, AMT	5.25%	08/01/31	3,461,181
1,500,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt New Terminal, AMT	5.50%	06/30/54	1,578,945
1,000,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt Terminal One Prj, AMT	6.00%	06/30/54	1,076,704
500,000	Onondaga NY Civic Dev Corp Ref Crouse Hlth Hosp Inc Proj, Ser A	5.13%	08/01/44	466,989
1,000,000	Onondaga NY Civic Dev Corp Ref Crouse Hlth Hosp Inc Proj, Ser A	5.38%	08/01/54	914,908
500,000	Oyster Bay NY, Ser A, AGM	2.00%	03/01/35	406,423
2,000,000	Suffolk Regl Off Track Betting Corp NY Rev	5.75%	12/01/44	2,061,503
2,000,000	Suffolk Regl Off Track Betting Corp NY Rev	6.00%	12/01/53	2,069,320
100,000	Westchester Cnty NY Loc Dev Corp Rev Ref Miriam Osborn Memorial Home Assn Proj	5.00%	07/01/34	103,341
460,000	Westchester NY Tobacco Asset Securitization Ref Sr, Ser B	5.00%	06/01/41	463,837
				31,150,463
	North Carolina — 2.0%
2,100,000	Charlotte Mecklenburg NC Hosp Auth Hlth Care Sys Rev Var Ref Carolina Rmk, Ser C (a)	1.80%	01/15/37	2,100,000
3,300,000	NC St Med Care Commn Hlth Care Facs Rev Lutheran Svcs For the Aging Ref, Ser A	4.00%	03/01/41	3,048,321
500,000	NC St Med Care Commn Hlth Care Facs Rev Ref Pennybyrn at Maryfield	5.00%	10/01/30	500,084
2,700,000	NC St Med Care Commn Retmnt Facs Rev Carolina Meadows	5.25%	12/01/49	2,883,570
1,940,000	NC St Med Care Commn Retmnt Facs Rev Pennybyrn at Maryfield Proj, Ser A	5.00%	10/01/45	1,934,914
2,850,000	NC St Med Care Commn Retmnt Facs Rev Ref Southminster Inc	5.00%	10/01/37	2,862,425
1,545,000	NC St Med Care Commn Retmnt Facs Rev The Forest at Duke Proj	4.00%	09/01/46	1,351,670
750,000	NC St Med Care Commn Retmnt Facs Rev The United Methodist Retmnt Homes Proj, Ser A	5.00%	10/01/49	766,999
				15,447,983
	North Dakota — 0.1%
520,000	Horace ND Ref	3.00%	05/01/36	424,222
	Ohio — 2.9%
6,250,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Class 2, Ser B-2	5.00%	06/01/55	5,630,420
900,000	Cleveland Cuyahoga Cnty OH Port Auth Tax Incr Fing Rev Ref Sr Flats E Bank Proj, Ser A (b)	4.00%	12/01/55	737,351
1,640,000	Cleveland OH Arpt Sys Rev Ref, Ser A, AGM, AMT	5.00%	01/01/43	1,665,610
750,000	Columbus OH Regl Arpt Auth Rev Ref John Glenn Columbus Intl Arpt, Ser A, AMT (g)	5.50%	01/01/55	803,724
2,245,000	Franklin Cnty OH Rev Trinity Hlth Credit Grp OH, Ser A	5.00%	12/01/47	2,285,050
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio (Continued)
$500,000	Hamilton Cnty OH Hlth Care Rev Life Enriching Cmntys Proj, Ser A	5.25%	01/01/38	$524,030
500,000	Hamilton Cnty OH Hlth Care Rev Life Enriching Cmntys Proj, Ser A	5.50%	01/01/43	525,477
3,000,000	Hamilton Cnty OH Hosp Facs Rev Var Ref Trihealth Inc Obligated Grp Proj Remk, Ser B (a)	1.95%	08/15/51	3,000,000
1,500,000	OH St Air Quality Dev Auth Exempt Facs Rev AMG Vanadium Proj, AMT (b)	5.00%	07/01/49	1,403,647
500,000	OH St Hgr Eductnl Fac Commn Ref Rev Judson Oblig Grp 2020 Proj, Ser A	5.00%	12/01/45	489,202
435,000	OH St Hosp Rev Ref Var Univ Hosps Hlth Sys Inc, Ser C (a)	2.50%	01/15/51	435,000
410,000	Port of Gtr Cincinnati Dev Auth OH Rev (b)	3.75%	12/01/31	412,603
3,000,000	Port of Gtr Cincinnati Dev Auth OH Tax Incr Fing Rev RBM Phase 3 Garage Proj	5.13%	12/01/55	2,889,792
1,420,000	Warren Cnty OH Hosp Facs Rev Ref Cmnty First Solutions Obligated Grp, Ser A	5.00%	05/15/49	1,448,437
				22,250,343
	Oklahoma — 0.5%
2,400,000	OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1 (f)	7.25%	09/01/51	2,396,702
1,165,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.25%	11/15/37	1,182,056
				3,578,758
	Oregon — 0.9%
750,000	Astoria OR Hosp Facs Auth Columbia Memorial Hosp Proj	5.25%	08/01/49	784,365
290,000	Clackamas Cnty OR Hosp Fac Auth Rev Mary’s Woods at Marylhurst Inc Proj, Ser A	5.00%	05/15/26	290,585
1,150,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.13%	11/15/40	1,158,056
2,250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.38%	11/15/55	2,250,666
625,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	5.00%	11/15/37	631,418
500,000	Salem OR Hosp Fac Auth Rev Capital Manor Proj	5.00%	05/15/38	505,540
750,000	Salem OR Hosp Fac Auth Rev Capital Manor Proj	5.00%	05/15/43	751,968
750,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/42	758,824
				7,131,422
	Pennsylvania — 2.4%
300,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Obligated Grp Issue, Ser A	5.00%	04/01/32	312,133
1,855,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Obligted Grp Issue, Ser A	5.00%	04/01/47	1,877,909
1,500,000	Allentown Comml & Indl Dev Auth Ref Executive Edu Acdmy Chrt Sch Proj (b)	5.00%	07/01/50	1,468,002
1,110,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/38	1,098,210
800,000	Lancaster PA Muni Auth Hlthcare Facs Rev Ref Luthercare Proj, Ser A (g)	5.00%	12/01/55	815,357
250,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/38	228,549
1,655,000	Montgomery Cnty PA Indl Dev Auth Exempt Facs Rev Var Constellation Energy Genration LLC Proj Ref, Ser C, AMT (Mandatory put 04/03/28)	4.45%	10/01/34	1,689,710
1,000,000	Montgomery Cnty PA Indl Dev Auth Ref Foulkeways at Gwynedd	5.00%	12/01/46	995,982
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$1,500,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	5.00%	12/01/48	$1,501,461
1,780,000	PA St Econ Dev Fing Auth Exempt Facs Rev Var Ref Energy Sply LLC Proj Remk, Ser C (Mandatory put 06/01/27)	5.25%	12/01/37	1,799,556
1,000,000	PA St Econ Dev Fing Auth Rev Ref Presbyterian Sr Living Prj, Ser B-2	5.25%	07/01/46	1,053,866
1,250,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.25%	06/30/35	1,359,737
2,050,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.25%	06/30/53	2,114,770
10,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser B	5.00%	06/01/39	10,128
1,000,000	Philadelphia PA Arpt Rev Ref Priv Activity, AGM, AMT	4.00%	07/01/38	984,882
850,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Philadelphia E&T Chrt High Sch, Ser A	4.00%	06/01/56	685,761
215,000	Philadelphia PA Auth for Indl Dev Revs Kipp Philadelphia Chrt Sch Proj, Ser A	5.00%	04/01/36	215,490
495,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/41	458,860
				18,670,363
	Puerto Rico — 2.6%
2,900,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	2,886,380
3,002,265	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/35	2,976,723
3,358,267	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/41	3,176,384
250,000	Puerto Rico Indl Tourist Eductnl Med & Envrnmntl Control Fac San Juan Cruise Terminal Proj, Ser 2023-A-2-P3, AMT	6.50%	01/01/42	294,454
2,866,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured Converted, Ser A-2	4.33%	07/01/40	2,843,816
3,170,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.55%	07/01/40	3,177,987
4,500,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	4,465,169
				19,820,913
	Rhode Island — 0.3%
2,500,000	Tobacco Stlmt Fing Corp RI Ref, Ser A	5.00%	06/01/40	2,505,241
	South Carolina — 1.0%
380,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.00%	11/01/30	370,281
230,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	230,083
2,000,000	Lexington Cnty SC Hlth Svcs Dist Lexington Med Ctr	5.00%	11/01/41	2,015,466
275,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	4.00%	11/15/32	264,989
1,085,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	5.25%	11/15/47	1,088,807
1,450,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/42	1,455,669
420,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/54	402,411
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	South Carolina (Continued)
$1,000,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.50%	11/15/44	$1,050,887
1,000,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.75%	11/15/54	1,048,449
				7,927,042
	Tennessee — 1.1%
500,000	Knox Cnty TN Hlth Eductnl & Hsg Fac Brd Stdt Hsg Rev Univ of TN Proj, Ser A-1, BAM	5.50%	07/01/54	535,998
2,545,000	Memphis Shelby Cnty TN Arpt Auth Arpt Rev, Ser A, AMT	5.00%	07/01/45	2,618,066
2,000,000	Shelby Cnty TN Hlth Edl & Hsg Fac Brd Stdt Hsg Rev Madrone Memphis Stdt Hsg I LLC Univ Memphis Proj, Ser A1 (b)	5.00%	06/01/44	2,011,717
2,500,000	TN St Energy Acq Corp Gas Rev (Mandatory put 11/01/25)	4.00%	11/01/49	2,509,702
800,000	TN St Energy Acq Corp Gas Rev Var Ref Gas Proj, Ser A-1 (Mandatory put 05/01/28)	5.00%	05/01/53	827,707
				8,503,190
	Texas — 6.9%
1,000,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Legacy Trad Schs TX Proj, Ser A	4.13%	02/15/41	822,095
2,000,000	Arlington TX Hgr Edu Fin Corp Edu Rev Var Basis TX Chrt Schs Inc (Mandatory put 06/15/26) (b)	4.50%	06/15/56	2,000,125
1,000,000	Aubrey TX Spl Assmnt Ref Jackson Ridge Pub Impt Dt Phase #1 & #2 Assmnts, BAM	5.00%	09/01/45	1,076,051
3,080,000	Austin TX Arpt Sys Rev, Ser B, AMT	5.00%	11/15/46	3,090,590
1,410,000	Cool Wtr Muni Util Dist TX, Ser A, BAM	5.00%	08/15/45	1,429,217
1,556,000	Crandall TX Spl Assmnt Rev Cartwright Ranch Pub Impt Dt Impt Area #1 Proj (b)	4.25%	09/15/41	1,436,320
2,000,000	Denton Cnty TX Spl Assmnt Rev Sr Lien Tabor Ranch Pub Improv Dist Improv Area #1, Ser A (b)	5.63%	12/31/54	1,970,480
1,445,000	Fate TX Spl Assmnt Rev Monterra Pub Impt Dt Impt Area #1 Proj (b)	4.00%	08/15/51	1,184,327
1,000,000	Fate TX Spl Assmnt Rev Monterra Pub Impt Dt Impt Area #2 Proj (b)	5.38%	08/15/44	992,620
1,577,000	Ferris TX Spl Assmnt Rev Woodstone Pub Impt Dist No 2 Impt Area 1 Proj (b)	4.00%	09/01/51	1,272,852
400,000	Galveston TX Wharves & Terminal Rev Wharves & Terminal First Lien, AMT	5.25%	08/01/37	426,402
250,000	Galveston TX Wharves & Terminal Rev Wharves & Terminal First Lien, AMT	5.25%	08/01/38	265,692
500,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Memorial Hermann Hlth Sys	5.00%	07/01/45	503,148
500,000	Harris Cnty TX Indl Dev Corp Var Ref Energy Transfer Proj (Mandatory put 06/01/33)	4.05%	11/01/50	498,886
1,025,000	Haslet TX Spl Assmnt Rev Haslet Pub Impt Dist #5 Impt Area #1 (b)	4.13%	09/01/39	939,300
2,500,000	Houston TX Arpt Sys Rev Ref Subord Lien, Ser A, AGM, AMT	5.25%	07/01/48	2,648,500
1,000,000	Houston TX Arpt Sys Rev Ref United Airls Inc Arpt Impt Proj, Ser C, AMT	5.00%	07/15/27	1,020,084
1,250,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, Ser A, AMT	5.00%	07/01/27	1,274,737
1,460,000	Houston TX Arpt Sys Rev United Airls Inc Terminal E Proj, Ser A, AMT	4.00%	07/01/41	1,371,363
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$1,500,000	Houston TX Arpt Sys Rev United Airls Inc Terminal Impt Proj, Ser B, AMT	5.50%	07/15/38	$1,611,946
1,065,000	Houston TX Arpt Sys Rev United Airls Inc Terminal Impt Proj, Ser B-1, AMT	4.00%	07/15/41	1,000,253
450,000	Justin TX Spl Assmnt Rev Timberbrook Pub Imp Dt #1 Imp Area #2 Proj (b)	3.38%	09/01/41	370,447
690,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Area #4 (b)	4.50%	09/01/33	692,486
250,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Impt Area #1 (b)	4.13%	09/01/29	249,463
500,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Impt Area #1 (b)	4.63%	09/01/39	490,069
80,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (b)	4.35%	08/15/25	80,626
429,000	Lavon TX Spl Assmt Rev Elevon Pub Impt Dist Impt Area #1 Proj (b)	5.00%	09/15/44	432,469
400,000	Lavon TX Spl Assmt Rev Elevon Pub Impt Dist Impt Area #1 Proj (b)	5.38%	09/15/52	403,613
600,000	Lavon TX Spl Assmt Rev Elevon Pub Impt Dist Impt Area #2A-2B Proj (b)	5.13%	09/15/44	592,962
729,000	Lavon TX Spl Assmt Rev Elevon Pub Impt Dist Impt Area #2A-2B Proj (b)	5.50%	09/15/54	720,179
1,000,000	Liberty Hill TX Spl Assmnt Rev Butler Farms Pub Imp Dt Areas #1 and 2 Proj (b)	3.38%	09/01/42	820,151
1,350,000	Liberty Hill TX Spl Assmnt Rev Butler Farms Pub Imp Dt Areas #1 and 2 Proj (b)	4.00%	09/01/52	1,090,725
500,000	Matagorda Cnty TX Nav Dist #1 Ref AEP Tex PJ Rmkt, Ser A, AMBAC	4.40%	05/01/30	524,221
750,000	N Parkway Muni Mgmt Dist #1 TX Spl Assmnt Rev Major Impts Proj (b)	5.00%	09/15/51	740,017
1,235,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/31	1,249,747
1,580,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/32	1,597,422
300,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/37	301,996
600,000	Newark Hgr Edu Fin Corp TX Edu Rev Hughen Ctr Inc Proj, Ser A	5.00%	08/15/42	643,450
550,000	Oak Point TX Spl Assmnt Rev Oak Point 720 Pub Impt DT Impt Area #1 Proj (b)	5.35%	09/15/44	542,685
500,000	Port Beaumont TX Nav Dist Dock & Wharf Fac Rev Jefferson Gulf Coast Energy Proj, Ser A, AMT (b)	5.00%	01/01/39	511,895
1,500,000	Port Beaumont TX Nav Dist Dock & Wharf Fac Rev Jefferson Gulf Coast Energy Proj, Ser A, AMT (b)	5.13%	01/01/44	1,532,760
600,000	Princeton TX Spl Assmnt Rev Eastridge Pub Impt DT Impt Area #3 Proj (b)	5.00%	09/01/44	589,050
1,000,000	Princeton TX Spl Assmnt Rev Eastridge Pub Impt DT Impt Area #3 Proj (b)	5.25%	09/01/54	984,768
2,200,000	Princeton TX Spl Assmnt Rev Whitewing Trails Pub Impr Dist #2 Phase 2 Proj Rev (b)	5.13%	09/01/43	2,184,290
1,550,000	Princeton TX Spl Assmnt Rev Winchester Pub Impr Dist #2 Proj (b)	5.13%	09/01/42	1,532,338
221,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (b)	3.75%	09/15/31	208,846
500,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (b)	4.13%	09/15/41	443,048
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$765,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (b)	4.25%	09/15/51	$640,407
1,000,000	San Marcos TX Spl Assmnt Rev Whisper S Pub Imp Dt (b)	4.25%	09/01/42	891,959
1,000,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Cook Childrens Med Ctr	5.00%	12/01/44	1,004,405
2,000,000	TX St Muni Gas Acq & Sply Corp IV, Ser B (Mandatory put 01/01/34)	5.50%	01/01/54	2,193,950
1,750,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr Lien Bond Surface Transprtn Corp, AMT	5.50%	06/30/42	1,856,724
530,000	Westpointe Spl Impt Dist TX, BAM	5.00%	08/15/41	549,222
				53,501,378
	U.S. Virgin Islands — 0.1%
1,000,000	Virgin Islands Pub Fin Auth Hotel Occupancy Tax Rev Frenchman’s Reef Hotel Dev, Ser A (b)	6.00%	04/01/53	1,042,673
	Utah — 3.3%
1,500,000	Black Desert Pub Infra Dist Sr Bonds, Ser A (b)	4.00%	03/01/51	1,234,808
4,000,000	Black Desert Pub Infra Dist UT Spl Assmnt Black Desert Assmnt Area #1 (b)	5.63%	12/01/53	4,034,197
2,250,000	Fields Estates Pub Infra Dist UT Spl Assmnt Fields Estates Assmnt Area, Ser A-2 (b)	5.25%	12/01/53	2,216,839
750,000	Fields Estates Pub Infra Dist UT, Ser A-1 (b)	6.13%	03/01/55	758,871
1,000,000	Firefly Pub Infra Dist #1 UT, Ser A-1 (b)	6.63%	03/01/54	1,025,476
2,000,000	Jordanelle Ridge Pub Infra Dist #2 UT, Ser A (b)	7.75%	03/01/54	2,020,505
1,000,000	Mida Golf & Equestrian Ctr Pub Infra Dist UT Ltd (b)	4.25%	06/01/41	828,193
3,000,000	Mida Golf & Equestrian Ctr Pub Infra Dist UT Ltd (b)	4.63%	06/01/57	2,360,972
3,000,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/52	2,514,776
1,485,000	Olympia Pub Infra Dist #1 UT, Ser A-1 (b)	6.38%	03/01/55	1,508,848
1,500,000	Red Bridge Pub Infra Dist #1 UT Sr Infra Dist, Ser 1-A (b)	4.38%	02/01/51	1,109,936
475,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Mountain W Montessori Acdmy Proj, Ser A (b)	5.00%	06/15/39	457,527
1,705,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Ronald Wilson Reagan Acdmy Proj, Ser A (b)	5.00%	02/15/46	1,613,698
675,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Acdmy Proj, Ser A (b)	5.00%	06/15/39	663,442
1,605,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Acdmy, Ser A (b)	5.63%	06/15/42	1,629,723
1,300,000	Wood Ranch Pub Infra Dist UT Spl Assmnt Wood Ranch Assmnt Area No 1 (b)	5.63%	12/01/53	1,317,097
				25,294,908
	Vermont — 0.2%
260,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	4.00%	05/01/37	249,745
1,000,000	VT St Econ Dev Auth Solid Wst Disp Rev Var Casella Wst Sys Inc Remk, AMT (Mandatory put 04/03/28) (b)	4.63%	04/01/36	1,017,770
				1,267,515
	Virginia — 2.0%
3,000,000	Hanover Cnty VA Econ Dev Auth Rsdl Care Fac Rev Ref Covenant Woods	5.00%	07/01/51	2,918,412
1,060,000	Henrico Cnty VA Econ Dev Auth Rsdl Care Fac Rev Ref Lifespire of VA, Ser C	5.00%	12/01/37	1,081,761
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Virginia (Continued)
$855,000	Henrico Cnty VA Econ Dev Auth Rsdl Care Fac Rev Ref Lifespire of VA, Ser C	5.00%	12/01/47	$862,338
2,000,000	VA Small Busn Fing Auth Priv Activity Rev Sr Transform 66 P3 Proj, AMT	5.00%	12/31/49	2,012,903
2,500,000	VA Small Busn Fing Auth Priv Activity Rev Sr Transform 66 P3 Proj, AMT	5.00%	12/31/52	2,512,393
1,000,000	VA St Small Bus Fing Auth Rev Ref Sr Lien 95 Express Lanes LLC Proj, AMT	5.00%	01/01/38	1,046,721
1,250,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Lifespire of VA, Ser A	5.50%	12/01/54	1,313,191
750,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Ref Lifespire of VA	4.00%	12/01/31	752,256
1,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/29	1,030,642
2,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Westminster Canterbury on Chesapeake Bay, Ser A	7.00%	09/01/53	2,269,612
				15,800,229
	Washington — 1.2%
1,000,000	Port of Seattle WA Rev Ref Intermediate Lien Priv Activity, Ser C, AMT	5.00%	08/01/39	1,048,897
2,000,000	Port of Seattle WA Rev Ref Intermediate Lien Priv Activity, Ser C, AMT	5.00%	08/01/46	2,057,785
1,950,000	Skagit Cnty WA Pub Hosp Dist #1	5.50%	12/01/54	2,045,244
875,000	WA St Hgr Edu Facs Auth Seattle Univ Proj Rev	4.00%	05/01/45	818,191
1,500,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj, Ser A	5.00%	07/01/43	1,563,077
500,000	WA St Hsg Fin Commn Nonprofit Rev Radford Court & Nordheim Court Portfolio	5.50%	07/01/49	535,461
710,000	WA St Hsg Fin Commn Nonprofit Rev Spokane Int Acad Proj, Ser A (b)	5.00%	07/01/50	688,122
944,610	WA St Hsg Fin Commn Sustainable Ctf, Ser A-1, Class A	3.50%	12/20/35	882,913
				9,639,690
	West Virginia — 0.3%
625,000	Monongalia Cnty WV Commn TX Incr Rev Ref Dev Dist #4 Univ Twn Centre, Ser A (b)	5.00%	06/01/33	651,776
440,000	Monongalia Cnty WV Commn TX Incr Rev Ref Dev Dist #4 Univ Twn Centre, Ser A (b)	5.75%	06/01/43	469,318
1,050,000	WV St Hosp Fin Auth Vandalia Hlth Grp, Ser B, AGM	5.50%	09/01/48	1,140,580
				2,261,674
	Wisconsin — 5.1%
925,000	Pub Fin Auth WI Chrt Sch Rev American Preparatory Acdmy Las Vegas 2 Proj, Ser A (b)	5.00%	07/15/39	931,115
1,600,000	Pub Fin Auth WI Chrt Sch Rev American Preparatory Acdmy Las Vegas 2 Proj, Ser A (b)	5.00%	07/15/54	1,542,646
795,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (b)	4.00%	06/15/30	783,271
810,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (b)	5.00%	06/15/40	813,734
685,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (b)	5.00%	06/15/54	659,458
400,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (b)	4.00%	07/01/30	383,606
300,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (b)	6.38%	07/01/43	311,707
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$1,300,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (b)	5.00%	07/01/55	$1,137,112
550,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (b)	6.75%	07/01/58	574,023
330,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (b)	4.20%	07/15/27	329,613
375,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (b)	5.13%	07/15/37	379,936
1,000,000	Pub Fin Auth WI Chrt Sch Rev Ref N E Carolina Preparatory Sch, Ser A	5.25%	06/15/54	1,008,240
2,000,000	Pub Fin Auth WI Edu Rev Bonnie Cone Classical Acdmy Inc (b)	5.50%	06/15/49	1,981,413
1,000,000	Pub Fin Auth WI Edu Rev Coral Acdmy Science Las Vegas, Ser A	5.00%	07/01/43	1,005,564
1,500,000	Pub Fin Auth WI Edu Rev Coral Acdmy Science Las Vegas, Ser A	5.00%	07/01/45	1,502,660
500,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/37	500,076
200,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/52	190,877
400,000	Pub Fin Auth WI Edu Rev Ref Pinecrest Acdmy Nevada Sloan Canyon Cmps Proj, Ser A (b)	4.50%	07/15/49	377,047
1,140,000	Pub Fin Auth WI Edu Rev Triad Eductnl Svcs Inc	5.00%	06/15/42	1,157,370
1,175,000	Pub Fin Auth WI Edu Rev Triad Eductnl Svcs Inc, Ser A	4.00%	06/15/41	1,064,221
160,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/27	163,464
1,500,000	Pub Fin Auth WI Hosp Rev Ref Carson Vly Med Ctr, Ser A (b)	4.00%	12/01/41	1,346,373
1,000,000	Pub Fin Auth WI Hotel Rev Sr Lien Grand Hyatt San Antonio Hotel Acq Proj, Ser A	5.00%	02/01/42	1,031,612
1,335,000	Pub Fin Auth WI Retmnt Cmntys Rev Acts Retmnt Life Cmntys Inc Oblig Grp, Ser A	5.00%	11/15/41	1,384,391
1,750,000	Pub Fin Auth WI Retmnt Cmntys Rev Ref Evergreens Retmnt Cmnty, Ser A	5.00%	11/15/49	1,779,629
685,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Retmnt Homes, Ser A	4.00%	10/01/46	614,217
65,000	Pub Fin Auth WI Retmnt Fac Rev Southminster (b)	5.00%	10/01/43	64,528
510,000	Pub Fin Auth WI Retmnt Fac Rev Southminster (b)	5.00%	10/01/48	492,804
2,000,000	Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A (f)	6.85%	01/01/51	1,418,638
2,100,000	Pub Fin Auth WI Spl Rev Astro TX Land Projs (b)	5.50%	12/15/28	2,103,518
1,215,000	Pub Fin Auth WI Sr Living Rev Ref Mary’s Woods at Marylhurst Proj, Ser A (b)	5.00%	05/15/31	1,227,961
1,275,000	Pub Fin Auth WI Sr Living Rev Ref Mary’s Woods at Marylhurst Proj, Ser A (b)	5.00%	05/15/32	1,288,325
1,225,000	Pub Fin Auth WI Sr Living Rev Ref Mary’s Woods at Marylhurst Proj, Ser A (b)	5.25%	05/15/47	1,213,781
3,110,000	Pub Fin Auth WI Tax Incr Rev Miami Worldcenter Proj, Ser A (b)	5.00%	06/01/41	3,198,690
1,125,000	Public Fin Auth WI Rev Ref Kahala Nui Proj	5.25%	11/15/50	1,188,365
3,000,000	WI Hlth Edl Facs Auth Sr Living Rev Chiara Hsg and Svcs Inc Proj	5.88%	07/01/55	3,042,015
1,000,000	WI St Hlth & Eductnl Facs Auth Rev Bellin Memorial Hosp Inc, Ser A	5.50%	12/01/52	1,071,266
				39,263,266
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wyoming — 0.1%
$1,300,000	Laramie Cnty WY Hosp Rev Ref Cheyenne Regl Med Ctr Proj	3.00%	05/01/42	$1,056,983

	Total Investments — 97.9%			758,229,804
	(Cost $749,099,519)
	Net Other Assets and Liabilities — 2.1%			16,171,781
	Net Assets — 100.0%			$774,401,585
Futures Contracts at January 31, 2025 (See Note 2C - Futures Contracts in the Notes to Financial Statements):

Futures Contracts Short	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Long Bond Futures	14	Mar-2025	$(1,594,688)	$(3,063)
Ultra 10-Year U.S. Treasury Notes	102	Mar-2025	(11,360,250)	(129,531)
		Total	$(12,954,938)	$(132,594)

(a)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2025, securities noted as such amounted to $227,939,553 or
29.4% of net assets.

(c)	Zero coupon security.
(d)	This issuer is in default and interest is not being accrued by the Fund.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(f)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Note 2D - Restricted Securities in the Notes to Financial Statements).

(g)	When-issued security. The interest rate shown reflects the rate in effect at January 31, 2025. Interest will begin accruing on the security’s first settlement date.

Abbreviations throughout the Portfolio of Investments:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
CABS	– Capital Appreciation Bonds
COPS	– Certificates of Participation
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$758,229,804	$—	$758,229,804	$—

LIABILITIES TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts**	$(132,594)	$(132,594)	$—	$—

*	See Portfolio of Investments for state and territory breakout.
**
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Statement of Assets and Liabilities
January 31, 2025 (Unaudited)

ASSETS:
Investments, at value	$758,229,804
Cash	11,584,011
Cash segregated as collateral	141,001
Receivables:
Interest	8,081,488
Variation margin	78,312
Total Assets	778,114,616

LIABILITIES:
Payables:
Investment securities purchased	3,265,162
Investment advisory fees	447,869
Total Liabilities	3,713,031
NET ASSETS	$774,401,585

NET ASSETS consist of:
Paid-in capital	$803,598,362
Par value	160,000
Accumulated distributable earnings (loss)	(29,356,777)
NET ASSETS	$774,401,585
NET ASSET VALUE, per share	$48.40
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	16,000,002
Investments, at cost	$749,099,519
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Statement of Operations
For the Six Months Ended January 31, 2025 (Unaudited)

INVESTMENT INCOME:
Interest	$17,261,928
Dividends	2,578
Total investment income	17,264,506

EXPENSES:
Investment advisory fees	2,575,107
Total expenses	2,575,107
NET INVESTMENT INCOME (LOSS)	14,689,399

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,742,394)
Futures contracts	173,867
Net realized gain (loss)	(1,568,527)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,625,171)
Futures contracts	(132,594)
Net change in unrealized appreciation (depreciation)	(3,757,765)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(5,326,292)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,363,107
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Statements of Changes in Net Assets

	Six Months Ended 1/31/2025 (Unaudited)	Year Ended 7/31/2024
OPERATIONS:
Net investment income (loss)	$14,689,399	$21,816,854
Net realized gain (loss)	(1,568,527)	(3,070,326)
Net change in unrealized appreciation (depreciation)	(3,757,765)	26,036,328
Net increase (decrease) in net assets resulting from operations	9,363,107	44,782,856

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(14,710,752)	(21,326,758)
Return of capital	—	(270,420)
Total distributions to shareholders	(14,710,752)	(21,597,178)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	163,673,252	238,266,691
Cost of shares redeemed	(29,133,389)	(25,570,566)
Net increase (decrease) in net assets resulting from shareholder transactions	134,539,863	212,696,125
Total increase (decrease) in net assets	129,192,218	235,881,803

NET ASSETS:
Beginning of period	645,209,367	409,327,564
End of period	$774,401,585	$645,209,367

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	13,250,002	8,700,002
Shares sold	3,350,000	5,100,000
Shares redeemed	(600,000)	(550,000)
Shares outstanding, end of period	16,000,002	13,250,002
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 1/31/2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$48.70	$47.05	$49.12	$56.69	$51.93	$52.48
Income from investment operations:
Net investment income (loss)	0.98 (a)	1.94 (a)	1.82 (a)	1.50	1.59	1.64
Net realized and unrealized gain (loss)	(0.30)	1.62	(2.08)	(7.50)	4.83 (b)	(0.48)
Total from investment operations	0.68	3.56	(0.26)	(6.00)	6.42	1.16
Distributions paid to shareholders from:
Net investment income	(0.98)	(1.89)	(1.78)	(1.49)	(1.59)	(1.62)
Return of capital	—	(0.02)	(0.03)	(0.08)	(0.07)	(0.09)
Total distributions	(0.98)	(1.91)	(1.81)	(1.57)	(1.66)	(1.71)
Net asset value, end of period	$48.40	$48.70	$47.05	$49.12	$56.69	$51.93
Total return (c)	1.41%	7.77%	(0.44)%	(10.74)%	12.57% (b)	2.25%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$774,402	$645,209	$409,328	$338,955	$283,461	$111,650
Ratio of total expenses to average net assets	0.70% (d)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net expenses to average net assets	0.70% (d)	0.70%	0.65%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	3.99% (d)	4.11%	3.88%	2.87%	3.00%	3.22%
Portfolio turnover rate (e)	14%	22%	69%	79%	19%	89%

(a)	Based on average shares outstanding.
(b)
The Fund received a reimbursement from the advisor in the amount of $469 in connection with a trade error, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Municipal High Income ETF (FMHI)
January 31, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Municipal High Income ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “FMHI” on Nasdaq, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The primary investment objective of the Fund is to provide federally tax-exempt income, and its secondary objective is long-term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2025 (Unaudited)
Exchange-traded futures contracts are valued at the end of the day settlement price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of the security;
 6)
the financial statements of the issuer;
 7)
the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security; and
12)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2025 (Unaudited)
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2025, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At January 31, 2025, the Fund held $3,013,320 of when-issued or delayed-delivery securities. At January 31, 2025, the Fund had no forward purchase commitments.
C. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statement of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statement of Operations. This daily fluctuation in the value of the contract is also known as variation margin and is included in “Variation margin” payable or receivable on the Statement of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
Restricted cash segregated as collateral for futures contracts in the amount of $141,001 is shown as “Cash segregated as collateral” on the Statement of Assets and Liabilities.
D. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of January 31, 2025, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security.

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2025 (Unaudited)
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1, 7.25%, 09/01/51	02/12/21 - 06/04/21	$2,400,000	$99.86	$2,439,734	$2,396,702	0.31%
Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj, 5.88%, 01/01/33	10/23/20	1,000,000	88.79	1,000,000	887,886	0.12
Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A, 6.85%, 01/01/51	12/17/21	2,000,000	70.93	1,964,291	1,418,638	0.18
				$5,404,025	$4,703,226	0.61%
E. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended July 31, 2024 was as follows:

Distributions paid from:
Ordinary income	$24,847
Capital gains	—
Tax-exempt income	21,301,911
Return of capital	270,420
As of July 31, 2024, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(36,821,174)
Net unrealized appreciation (depreciation)	12,812,042
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
In addition, the Fund intends to invest in municipal securities to allow it to pay shareholders “exempt dividends” as defined in the Code.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of January 31, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2025 (Unaudited)
when there has been a 50% change in ownership. At July 31, 2024, for federal income tax purposes, the Fund had $36,821,174 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2024, the Fund had no net late year ordinary or capital losses.
As of January 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$749,099,519	$18,609,247	$(9,611,556)	$8,997,691
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.7000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.6825%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.6650%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.6475%
Fund net assets greater than $10 billion	0.6300%
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2025 (Unaudited)
responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended January 31, 2025, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $230,712,655 and $101,769,175, respectively.
For the six months ended January 31, 2025, the Fund had no in-kind transactions.
5. Borrowings
The Trust, on behalf of the Fund, along with First Trust Exchange-Traded Fund IV, First Trust Series Fund and First Trust Variable Insurance Trust, has a credit agreement with BNY (the “Credit Agreement”) as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the Credit Agreement is $620 million and such commitment amount may be increased up to $700 million with the consent of one or more lenders. BNY charges on behalf of the lenders a commitment fee of 0.20% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans, and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended January 31, 2025.
6. Derivative Transactions
The following table presents the types of derivatives held by the Fund at January 31, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$132,594

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Fund’s Portfolio of Investments. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2025 (Unaudited)
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended January 31, 2025, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statement of Operations Location
Interest Rate Risk Exposure
Net realized gain (loss) on futures contracts	$173,867
Net change in unrealized appreciation (depreciation) on futures contracts	(132,594)
The average notional value of futures contracts outstanding during the six months ended January 31, 2025, which is indicative of the volume of this derivative type, was $8,982,063.
The Fund does not have the right to offset financial assets and financial liabilities related to futures contracts on the Statement of Assets and Liabilities.
7. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
8. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2025 (Unaudited)
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2025.
9. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:
Effective February 26, 2025, the Credit Agreement was amended, and the commitment fee rate changed from 0.20% to 0.15%.

Other Information
First Trust Municipal High Income ETF (FMHI)
January 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended January 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended January 31, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended January 31, 2025

First Trust Exchange-Traded Fund III

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
First Trust Horizon Managed Volatility Developed International ETF (HDMV)
First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)

First Trust Exchange-Traded Fund III
Semi-Annual Financial Statements and Other Information
January 31, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 4.1%
3,139	General Dynamics Corp.	$806,660
3,337	Lockheed Martin Corp.	1,544,864
1,361	Northrop Grumman Corp.	663,175
7,371	RTX Corp.	950,490
		3,965,189
	Beverages — 4.7%
34,191	Coca-Cola (The) Co.	2,170,445
39,438	Keurig Dr Pepper, Inc.	1,265,960
7,225	PepsiCo, Inc.	1,088,735
		4,525,140
	Biotechnology — 0.5%
2,732	AbbVie, Inc.	502,415
	Capital Markets — 4.0%
5,176	CME Group, Inc.	1,224,228
10,839	Intercontinental Exchange, Inc.	1,732,397
1,735	S&P Global, Inc.	904,646
		3,861,271
	Chemicals — 3.0%
2,369	Ecolab, Inc.	592,700
4,286	Linde PLC	1,912,070
5,912	LyondellBasell Industries N.V., Class A	447,539
		2,952,309
	Commercial Services & Supplies — 4.4%
4,992	Cintas Corp.	1,001,246
11,414	Republic Services, Inc.	2,475,354
3,719	Waste Management, Inc.	819,147
		4,295,747
	Communications Equipment — 4.6%
36,930	Cisco Systems, Inc.	2,237,958
4,779	Motorola Solutions, Inc.	2,242,546
		4,480,504
	Containers & Packaging — 1.0%
5,252	Avery Dennison Corp.	975,454
	Electric Utilities — 5.9%
11,232	Duke Energy Corp.	1,257,872
20,835	Evergy, Inc.	1,336,982
42,217	FirstEnergy Corp.	1,680,236
41,595	PPL Corp.	1,397,592
		5,672,682
Shares	Description	Value

	Electronic Equipment, Instruments & Components — 4.1%
14,190	TE Connectivity PLC	$2,099,694
3,667	Teledyne Technologies, Inc. (a)	1,875,047
		3,974,741
	Entertainment — 0.7%
5,859	Electronic Arts, Inc.	720,130
	Financial Services — 6.8%
5,221	Berkshire Hathaway, Inc., Class B (a)	2,446,926
6,227	Fiserv, Inc. (a)	1,345,281
2,465	Mastercard, Inc., Class A	1,369,135
4,075	Visa, Inc., Class A	1,392,835
		6,554,177
	Gas Utilities — 1.8%
11,985	Atmos Energy Corp.	1,707,982
	Ground Transportation — 0.8%
3,184	Union Pacific Corp.	788,963
	Health Care Equipment & Supplies — 4.6%
7,438	Abbott Laboratories	951,543
2,810	Becton Dickinson & Co.	695,756
8,760	Boston Scientific Corp. (a)	896,674
9,559	Hologic, Inc. (a)	689,586
7,284	Medtronic PLC	661,533
1,535	Stryker Corp.	600,630
		4,495,722
	Health Care Providers & Services — 1.1%
4,361	Cencora, Inc.	1,108,610
	Health Care REITs — 0.7%
5,235	Welltower, Inc.	714,473
	Hotels, Restaurants & Leisure — 3.1%
2,536	Hilton Worldwide Holdings, Inc.	649,393
4,378	McDonald’s Corp.	1,263,929
8,536	Yum! Brands, Inc.	1,113,948
		3,027,270
	Household Products — 3.8%
22,863	Colgate-Palmolive Co.	1,982,222
10,457	Procter & Gamble (The) Co.	1,735,758
		3,717,980
	Industrial Conglomerates — 1.3%
5,593	Honeywell International, Inc.	1,251,266
	Insurance — 5.2%
21,317	Loews Corp.	1,821,537
See Notes to Financial Statements

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
10,136	Marsh & McLennan Cos., Inc.	$2,198,296
3,138	Willis Towers Watson PLC	1,034,175
		5,054,008
	IT Services — 6.3%
24,670	Cognizant Technology Solutions Corp., Class A	2,037,989
7,712	International Business Machines Corp.	1,971,958
9,933	VeriSign, Inc. (a)	2,135,595
		6,145,542
	Machinery — 1.8%
6,608	Illinois Tool Works, Inc.	1,712,529
	Multi-Utilities — 3.5%
16,311	CMS Energy Corp.	1,076,526
8,682	Consolidated Edison, Inc.	813,851
40,268	NiSource, Inc.	1,501,996
		3,392,373
	Oil, Gas & Consumable Fuels — 3.4%
55,497	Kinder Morgan, Inc.	1,525,058
7,721	ONEOK, Inc.	750,250
17,550	Williams (The) Cos., Inc.	972,796
		3,248,104
	Pharmaceuticals — 1.4%
8,694	Johnson & Johnson	1,322,792
	Professional Services — 1.3%
4,261	Automatic Data Processing, Inc.	1,291,126
	Residential REITs — 1.6%
3,411	AvalonBay Communities, Inc.	755,570
11,009	Equity Residential	777,566
		1,533,136
	Retail REITs — 0.6%
10,806	Realty Income Corp.	590,440
	Software — 6.7%
4,708	Microsoft Corp.	1,954,103
12,142	PTC, Inc. (a)	2,349,234
3,796	Roper Technologies, Inc.	2,185,167
		6,488,504
	Specialty Retail — 2.9%
154	AutoZone, Inc. (a)	515,932
913	Home Depot (The), Inc.	376,138
655	O’Reilly Automotive, Inc. (a)	847,845
8,455	TJX (The) Cos., Inc.	1,055,100
		2,795,015
	Tobacco — 2.6%
20,955	Altria Group, Inc.	1,094,480
10,760	Philip Morris International, Inc.	1,400,952
		2,495,432
Shares	Description	Value

	Wireless Telecommunication Services — 1.5%
6,064	T-Mobile US, Inc.	$1,412,730
	Total Common Stocks	96,773,756
	(Cost $84,978,274)
MONEY MARKET FUNDS — 0.2%
174,571	Dreyfus Government Cash Management Fund, Institutional Shares - 4.26% (b)	174,571
	(Cost $174,571)

	Total Investments — 100.0%	96,948,327
	(Cost $85,152,845)
	Net Other Assets and Liabilities — (0.0)%	(10,246)
	Net Assets — 100.0%	$96,938,081

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of January 31, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 96,773,756	$ 96,773,756	$ —	$ —
Money Market Funds	174,571	174,571	—	—
Total Investments	$96,948,327	$96,948,327	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.6%
	Australia — 6.5%
6,476	ANZ Group Holdings Ltd. (AUD) (c)	$122,290
26,301	Coles Group Ltd. (AUD) (c)	317,032
1,345	Commonwealth Bank of Australia (AUD) (c)	132,728
840	CSL Ltd. (AUD) (c)	145,020
38,418	Lottery (The) Corp., Ltd. (AUD) (c)	119,436
789	Macquarie Group Ltd. (AUD) (c)	116,719
7,878	National Australia Bank Ltd. (AUD) (c)	194,127
10,484	Orica Ltd. (AUD) (c)	113,647
111,274	Telstra Group Ltd. (AUD) (c)	271,664
13,389	Washington H Soul Pattinson & Co., Ltd. (AUD) (c)	282,503
5,534	Westpac Banking Corp. (AUD) (c)	114,824
6,673	Woolworths Group Ltd. (AUD) (c)	125,463
		2,055,453
	Belgium — 1.6%
4,202	Ageas S.A./N.V. (EUR) (c)	216,459
4,313	Groupe Bruxelles Lambert N.V. (EUR) (c)	299,408
		515,867
	Denmark — 1.0%
2,320	Danske Bank A/S (DKK) (c)	69,270
1,091	Novonesis (Novozymes) B (DKK) (c)	62,550
9,713	Tryg A/S (DKK) (c)	196,771
		328,591
	France — 8.0%
753	Air Liquide S.A. (EUR) (c)	131,535
4,229	AXA S.A. (EUR) (c)	160,436
3,630	Cie Generale des Etablissements Michelin S.C.A. (EUR) (c)	126,240
8,099	Credit Agricole S.A. (EUR) (c)	121,925
8,711	Danone S.A. (EUR) (c)	610,161
11,773	Engie S.A. (EUR) (c)	194,347
660	EssilorLuxottica S.A. (EUR) (c)	181,142
10,104	Getlink SE (EUR) (c)	161,637
5,882	Klepierre S.A. (EUR) (c)	175,115
3,480	La Francaise des Jeux SACA (EUR) (c) (d) (e)	132,232
27,646	Orange S.A. (EUR) (c)	297,319
1,260	Sodexo S.A. (EUR)	93,067
2,137	TotalEnergies SE (EUR) (c)	123,801
		2,508,957
Shares	Description	Value

	Germany — 8.6%
1,144	Allianz SE (EUR) (c)	$373,019
1,895	Beiersdorf AG (EUR) (c)	253,501
1,141	Deutsche Boerse AG (EUR) (c)	281,870
22,082	Deutsche Telekom AG (EUR) (c)	740,827
13,101	E.ON SE (EUR) (c)	155,179
6,608	Evonik Industries AG (EUR) (c)	124,084
2,796	GEA Group AG (EUR) (c)	147,564
3,765	Henkel AG & Co. KGaA (EUR) (c)	290,836
216	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (EUR) (c)	117,079
1,988	Symrise AG (EUR) (c)	203,559
		2,687,518
	Hong Kong — 1.7%
35,152	BOC Hong Kong Holdings Ltd. (HKD) (c)	114,270
19,630	CLP Holdings Ltd. (HKD) (c)	163,215
99,522	Hong Kong & China Gas Co., Ltd. (HKD) (c)	76,412
16,434	Power Assets Holdings Ltd. (HKD) (c)	106,322
76,696	Sino Land Co., Ltd. (HKD) (c)	73,554
		533,773
	Ireland — 0.7%
2,093	Kerry Group PLC, Class A (EUR) (c)	214,933
	Israel — 0.5%
695	Check Point Software Technologies Ltd. (f)	151,524
	Italy — 4.6%
28,869	Enel S.p.A. (EUR) (c)	205,191
8,912	Eni S.p.A. (EUR) (c)	125,467
9,536	Generali (EUR) (c)	301,942
21,934	Infrastrutture Wireless Italiane S.p.A. (EUR) (c) (d) (e)	228,040
9,612	Poste Italiane S.p.A. (EUR) (c) (d) (e)	145,868
48,222	Snam S.p.A. (EUR) (c)	223,000
27,399	Terna-Rete Elettrica Nazionale (EUR) (c)	226,012
		1,455,520
	Japan — 15.0%
9,100	Aeon Co., Ltd. (JPY) (c)	220,468
8,900	ANA Holdings, Inc. (JPY) (c)	166,956
19,900	Asahi Kasei Corp. (JPY) (c)	135,154
10,900	Astellas Pharma, Inc. (JPY) (c)	105,665
7,200	Central Japan Railway Co. (JPY) (c)	133,537
See Notes to Financial Statements

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
1,000	Daito Trust Construction Co., Ltd. (JPY) (c)	$107,153
3,200	Daiwa House Industry Co., Ltd. (JPY) (c)	100,812
3,700	Hankyu Hanshin Holdings, Inc. (JPY) (c)	94,145
10,900	Hulic Co., Ltd. (JPY) (c)	96,068
8,500	Japan Airlines Co., Ltd. (JPY) (c)	139,466
10,200	JFE Holdings, Inc. (JPY) (c)	117,957
3,100	Kao Corp. (JPY) (c)	122,922
6,200	KDDI Corp. (JPY) (c)	206,559
18,800	Kirin Holdings Co., Ltd. (JPY) (c)	237,893
10,100	Kyocera Corp. (JPY) (c)	104,836
5,900	McDonald’s Holdings Co., Japan Ltd. (JPY) (c)	222,475
8,600	MEIJI Holdings Co., Ltd. (JPY)	173,170
207,300	Nippon Telegraph & Telephone Corp. (JPY) (c)	204,077
4,800	Nissin Foods Holdings Co., Ltd. (JPY) (c)	107,328
3,900	Obic Co., Ltd. (JPY) (c)	116,475
12,900	Ono Pharmaceutical Co., Ltd. (JPY) (c)	134,203
6,500	Otsuka Corp. (JPY) (c)	146,541
2,300	Otsuka Holdings Co., Ltd. (JPY) (c)	120,099
4,800	Secom Co., Ltd. (JPY) (c)	161,525
8,500	Sekisui Chemical Co., Ltd. (JPY) (c)	140,867
3,800	Shimadzu Corp. (JPY) (c)	110,234
228,900	SoftBank Corp. (JPY) (c)	294,425
3,700	Suntory Beverage & Food, Ltd. (JPY) (c)	114,931
7,500	Takeda Pharmaceutical Co., Ltd. (JPY) (c)	201,750
11,800	Tokyu Corp. (JPY) (c)	134,665
12,900	Unicharm Corp. (JPY) (c)	100,747
6,500	Yakult Honsha Co., Ltd. (JPY) (c)	118,714
		4,691,817
	Netherlands — 6.9%
1,676	Euronext N.V. (EUR) (c) (d) (e)	194,662
1,378	EXOR N.V. (EUR) (c)	130,563
2,146	Heineken Holding N.V. (EUR) (c)	129,392
1,624	Heineken N.V. (EUR) (c)	112,832
11,684	Koninklijke Ahold Delhaize N.V. (EUR)	414,052
Shares	Description	Value

	Netherlands (Continued)
154,825	Koninklijke KPN N.V. (EUR) (c)	$560,237
5,303	NN Group N.V. (EUR) (c)	243,387
2,072	Wolters Kluwer N.V. (EUR) (c)	376,403
		2,161,528
	New Zealand — 0.3%
18,037	Auckland International Airport Ltd. (NZD)	87,917
	Norway — 1.1%
19,407	Orkla ASA (NOK) (c)	180,214
12,650	Telenor ASA (NOK) (c)	154,650
		334,864
	Singapore — 10.2%
87,600	CapitaLand Ascendas REIT (SGD) (c)	166,076
95,700	CapitaLand Integrated Commercial Trust (SGD) (c)	136,609
9,230	DBS Group Holdings Ltd. (SGD) (c)	302,116
38,800	Keppel Ltd. (SGD) (c)	192,747
47,300	Oversea-Chinese Banking Corp., Ltd. (SGD) (c)	603,301
56,200	Singapore Airlines Ltd. (SGD) (c)	262,167
32,900	Singapore Exchange Ltd. (SGD) (c)	296,017
71,100	Singapore Technologies Engineering Ltd. (SGD) (c)	252,350
85,200	Singapore Telecommunications Ltd. (SGD) (c)	208,175
22,500	United Overseas Bank Ltd. (SGD) (c)	618,517
71,600	Wilmar International Ltd. (SGD) (c)	163,682
		3,201,757
	Spain — 3.8%
2,788	ACS Actividades de Construccion y Servicios S.A. (EUR) (c)	141,949
592	Aena SME S.A. (EUR) (c) (d) (e)	127,493
20,465	Iberdrola S.A. (EUR) (c)	289,202
15,485	Redeia Corp. S.A. (EUR) (c)	260,474
13,211	Repsol S.A. (EUR) (c)	153,537
57,550	Telefonica S.A. (EUR) (c)	234,475
		1,207,130
	Sweden — 3.7%
1,565	Alfa Laval AB (SEK) (c)	69,762
2,853	Assa Abloy AB, Class B (SEK) (c)	87,406
7,046	Essity AB, Class B (SEK) (c)	178,445
See Notes to Financial Statements

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Sweden (Continued)
2,844	Holmen AB, Class B (SEK) (c)	$107,761
4,089	Industrivarden AB, Class C (SEK) (c)	144,485
3,974	Industrivarden AB, Class A (SEK) (c)	141,100
5,193	Investor AB, Class B (SEK) (c)	147,877
2,289	L E Lundbergforetagen AB, Class B (SEK) (c)	110,168
8,328	Tele2 AB, Class B (SEK)	92,648
26,742	Telia Co., AB (SEK) (c)	78,785
		1,158,437
	Switzerland — 12.5%
1,251	Baloise Holding AG (CHF) (c)	228,271
4,835	Coca-Cola HBC AG (GBP) (c)	167,843
1,624	Helvetia Holding AG (CHF) (c)	283,380
1,654	Holcim AG (CHF) (c)	165,771
2,007	Nestle S.A. (CHF) (c)	170,476
2,486	Novartis AG (CHF) (c)	260,227
876	Schindler Holding AG (CHF) (c)	253,127
514	Swiss Life Holding AG (CHF) (c)	419,651
4,776	Swiss Prime Site AG (CHF) (c)	545,236
1,247	Swiss Re AG (CHF) (c)	190,376
1,000	Swisscom AG (CHF) (c)	562,739
1,090	Zurich Insurance Group AG (CHF) (c)	660,502
		3,907,599
	United Kingdom — 12.9%
29,763	Aviva PLC (GBP) (c)	188,654
4,418	Bunzl PLC (GBP) (c)	188,059
4,635	Coca-Cola Europacific Partners PLC	364,079
12,989	Compass Group PLC (GBP) (c)	447,526
45,012	Haleon PLC (GBP) (c)	209,810
17,741	Informa PLC (GBP) (c)	189,303
1,192	InterContinental Hotels Group PLC (GBP) (c)	158,942
2,179	Intertek Group PLC (GBP) (c)	137,426
4,809	London Stock Exchange Group PLC (GBP) (c)	715,615
6,457	RELX PLC (GBP) (c)	320,631
5,015	Shell PLC (GBP) (c)	164,666
9,874	Smiths Group PLC (GBP) (c)	251,492
58,398	Tesco PLC (GBP) (c)	268,769
7,681	Unilever PLC (GBP) (c)	439,943
		4,044,915
	Total Common Stocks	31,248,100
	(Cost $29,806,303)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
47,519	Dreyfus Government Cash Management Fund, Institutional Shares - 4.26% (g)	$47,519
	(Cost $47,519)

	Total Investments — 99.8%	31,295,619
	(Cost $29,853,822)
	Net Other Assets and Liabilities — 0.2%	66,074
	Net Assets — 100.0%	$31,361,693

(a)	Portfolio securities are categorized based upon their country of incorporation.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At January 31, 2025, securities
noted as such are valued at $29,871,643 or 95.2% of net
assets. Certain of these securities are fair valued using a
factor provided by a third-party pricing service due to the
change in value between the foreign markets’ close and the
New York Stock Exchange close exceeding a certain
threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Non-income producing security.
(g)	Rate shown reflects yield as of January 31, 2025.

See Notes to Financial Statements

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
EUR	34.4%
JPY	15.0
GBP	12.3
CHF	11.9
SGD	10.2
AUD	6.6
SEK	3.7
USD	1.8
HKD	1.7
NOK	1.1
DKK	1.0
NZD	0.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
France	$ 2,508,957	$ 93,067	$ 2,415,890	$ —
Israel	151,524	151,524	—	—
Japan	4,691,817	173,170	4,518,647	—
Netherlands	2,161,528	414,052	1,747,476	—
New Zealand	87,917	87,917	—	—
Sweden	1,158,437	92,648	1,065,789	—
United Kingdom	4,044,915	364,079	3,680,836	—
Other Country Categories*	16,443,005	—	16,443,005	—
Money Market Funds	47,519	47,519	—	—
Total Investments	$31,295,619	$1,423,976	$29,871,643	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.6%
	Aerospace & Defense — 1.4%
860	BWX Technologies, Inc.	$97,120
427	Curtiss-Wright Corp.	148,143
852	Hexcel Corp.	55,551
		300,814
	Automobile Components — 1.2%
663	Autoliv, Inc.	64,085
7,479	Gentex Corp.	193,856
		257,941
	Banks — 2.0%
2,729	Commerce Bancshares, Inc.	182,297
5,171	FNB Corp.	81,133
3,316	Old National Bancorp	79,087
1,231	Prosperity Bancshares, Inc.	98,480
		440,997
	Biotechnology — 0.4%
2,493	Exelixis, Inc. (a)	82,643
	Building Products — 0.6%
169	Carlisle Cos., Inc.	65,819
93	Lennox International, Inc.	55,095
		120,914
	Capital Markets — 6.3%
762	Affiliated Managers Group, Inc.	143,210
259	Evercore, Inc., Class A	75,439
6,731	Federated Hermes, Inc.	267,692
3,326	Janus Henderson Group PLC	149,437
1,396	Jefferies Financial Group, Inc.	107,339
5,266	SEI Investments Co.	455,930
1,423	Stifel Financial Corp.	164,855
		1,363,902
	Chemicals — 1.8%
1,047	Ashland, Inc.	66,474
671	Balchem Corp.	107,333
675	Innospec, Inc.	76,511
1,111	RPM International, Inc.	140,653
		390,971
	Commercial Services & Supplies — 1.5%
1,472	ABM Industries, Inc.	78,546
352	Clean Harbors, Inc. (a)	82,016
1,067	MSA Safety, Inc.	175,767
		336,329
	Construction & Engineering — 1.2%
1,182	AECOM	124,630
1,946	Everus Construction Group, Inc. (a)	133,904
		258,534
Shares	Description	Value

	Consumer Finance — 0.3%
600	FirstCash Holdings, Inc.	$65,490
	Consumer Staples Distribution & Retail — 1.2%
939	BJ’s Wholesale Club Holdings, Inc. (a)	93,008
142	Casey’s General Stores, Inc.	59,891
1,198	Performance Food Group Co. (a)	108,192
		261,091
	Containers & Packaging — 3.1%
2,820	AptarGroup, Inc.	443,163
2,847	Graphic Packaging Holding Co.	78,093
2,809	Silgan Holdings, Inc.	154,551
		675,807
	Diversified Consumer Services — 1.6%
1,026	Grand Canyon Education, Inc. (a)	180,207
959	H&R Block, Inc.	53,042
1,612	Service Corp. International	125,929
		359,178
	Diversified REITs — 0.6%
4,368	Essential Properties Realty Trust, Inc.	140,213
	Electric Utilities — 4.1%
3,120	IDACORP, Inc.	343,013
8,276	OGE Energy Corp.	349,496
5,131	Portland General Electric Co.	211,089
		903,598
	Electronic Equipment, Instruments & Components — 1.5%
882	Arrow Electronics, Inc. (a)	102,797
2,084	Avnet, Inc.	107,660
223	Littelfuse, Inc.	53,154
386	Plexus Corp. (a)	54,700
		318,311
	Entertainment — 1.4%
1,440	Madison Square Garden Sports Corp. (a)	316,613
	Financial Services — 2.9%
2,708	Essent Group Ltd.	157,741
1,801	EVERTEC, Inc.	58,478
4,951	MGIC Investment Corp.	126,449
803	Mr. Cooper Group, Inc. (a)	83,359
3,293	NMI Holdings, Inc. (a)	127,176
2,607	Radian Group, Inc.	88,690
		641,893
	Food Products — 5.0%
11,966	Flowers Foods, Inc.	233,935
See Notes to Financial Statements

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
2,671	Ingredion, Inc.	$364,431
424	J & J Snack Foods Corp.	58,185
571	Lancaster Colony Corp.	96,351
3,224	Post Holdings, Inc. (a)	342,260
		1,095,162
	Gas Utilities — 4.6%
1,159	Chesapeake Utilities Corp.	141,688
7,784	MDU Resources Group, Inc.	138,711
4,278	National Fuel Gas Co.	299,588
5,755	New Jersey Resources Corp.	275,952
2,122	ONE Gas, Inc.	149,898
		1,005,837
	Ground Transportation — 1.0%
929	Landstar System, Inc.	152,969
415	Ryder System, Inc.	66,155
		219,124
	Health Care Providers & Services — 2.9%
471	Chemed Corp.	264,702
2,045	Encompass Health Corp.	203,007
1,140	Ensign Group (The), Inc.	159,213
		626,922
	Health Care REITs — 3.3%
11,437	CareTrust REIT, Inc.	303,080
4,221	Healthcare Realty Trust, Inc.	70,702
6,149	Omega Healthcare Investors, Inc.	227,882
6,836	Sabra Health Care REIT, Inc.	114,230
		715,894
	Hotels, Restaurants & Leisure — 1.3%
870	Choice Hotels International, Inc.	128,177
726	Churchill Downs, Inc.	89,719
365	Vail Resorts, Inc.	62,094
		279,990
	Household Products — 0.4%
2,845	Energizer Holdings, Inc.	96,702
	Independent Power and Renewable Electricity Producers — 0.2%
752	Ormat Technologies, Inc.	48,241
	Industrial REITs — 1.6%
822	EastGroup Properties, Inc.	139,427
1,905	First Industrial Realty Trust, Inc.	101,708
8,266	LXP Industrial Trust	68,773
1,039	Rexford Industrial Realty, Inc.	42,246
		352,154
Shares	Description	Value

	Insurance — 8.2%
1,745	American Financial Group, Inc.	$238,297
1,645	Assured Guaranty Ltd.	155,617
2,513	CNO Financial Group, Inc.	100,369
1,885	Fidelity National Financial, Inc.	109,650
1,375	First American Financial Corp.	86,927
10,503	Old Republic International Corp.	384,200
582	Primerica, Inc.	168,879
653	Reinsurance Group of America, Inc.	148,793
572	RenaissanceRe Holdings Ltd.	133,036
3,648	RLI Corp.	267,581
		1,793,349
	Machinery — 5.7%
738	AGCO Corp.	77,069
666	Albany International Corp., Class A	53,779
3,942	Donaldson Co., Inc.	280,631
585	Federal Signal Corp.	57,511
1,946	Flowserve Corp.	121,859
1,181	Franklin Electric Co., Inc.	118,088
2,632	Graco, Inc.	221,535
557	ITT, Inc.	84,118
374	Lincoln Electric Holdings, Inc.	74,344
454	Middleby (The) Corp. (a)	77,698
584	Oshkosh Corp.	67,978
		1,234,610
	Marine Transportation — 0.3%
541	Kirby Corp. (a)	59,050
	Media — 1.0%
4,063	New York Times (The) Co., Class A	220,621
	Metals & Mining — 0.9%
390	Reliance, Inc.	112,905
523	Royal Gold, Inc.	73,126
		186,031
	Mortgage REITs — 1.3%
5,589	ARMOUR Residential REIT, Inc.	105,185
14,012	Ellington Financial, Inc.	175,991
		281,176
	Multi-Utilities — 2.7%
4,395	Avista Corp.	160,945
3,215	Black Hills Corp.	188,817
4,568	Northwestern Energy Group, Inc.	246,261
		596,023
	Office REITs — 0.6%
4,742	COPT Defense Properties	139,604
See Notes to Financial Statements

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels — 3.4%
17,519	Antero Midstream Corp.	$281,005
4,551	DT Midstream, Inc.	460,015
		741,020
	Personal Care Products — 0.5%
3,143	Edgewell Personal Care Co.	104,662
	Pharmaceuticals — 1.1%
627	Jazz Pharmaceuticals PLC (a)	77,980
2,089	Prestige Consumer Healthcare, Inc. (a)	160,372
		238,352
	Professional Services — 4.6%
650	CACI International, Inc., Class A (a)	251,069
566	FTI Consulting, Inc. (a)	110,568
1,761	Genpact Ltd.	85,743
2,901	KBR, Inc.	157,872
852	Korn Ferry	60,262
1,143	ManpowerGroup, Inc.	68,832
2,531	Maximus, Inc.	190,559
657	Science Applications International Corp.	71,140
		996,045
	Residential REITs — 2.2%
7,437	American Homes 4 Rent, Class A	257,543
2,558	Equity LifeStyle Properties, Inc.	167,421
2,452	Independence Realty Trust, Inc.	47,103
		472,067
	Retail REITs — 3.4%
3,912	Agree Realty Corp.	283,894
3,697	Brixmor Property Group, Inc.	96,344
5,293	NNN REIT, Inc.	208,491
4,234	Phillips Edison & Co., Inc.	153,821
		742,550
	Software — 2.7%
1,108	Blackbaud, Inc. (a)	85,482
2,692	Dolby Laboratories, Inc., Class A	225,401
940	InterDigital, Inc.	172,001
1,977	Progress Software Corp.	113,342
		596,226
	Specialized REITs — 4.1%
1,114	CubeSmart	46,454
4,004	EPR Properties	184,584
6,721	Four Corners Property Trust, Inc.	184,357
4,495	Gaming and Leisure Properties, Inc.	217,513
Shares	Description	Value

	Specialized REITs (Continued)
754	Lamar Advertising Co., Class A	$95,321
687	National Storage Affiliates Trust	25,522
1,021	PotlatchDeltic Corp.	45,669
3,263	Rayonier, Inc.	85,295
		884,715
	Specialty Retail — 0.5%
201	Murphy USA, Inc.	101,085
	Textiles, Apparel & Luxury Goods — 0.8%
908	Carter’s, Inc.	48,959
1,502	Columbia Sportswear Co.	132,627
		181,586
	Trading Companies & Distributors — 1.1%
829	GATX Corp.	137,175
1,196	MSC Industrial Direct Co., Inc., Class A	96,170
		233,345
	Water Utilities — 1.1%
1,908	American States Water Co.	142,146
2,244	California Water Service Group	101,631
		243,777
	Total Common Stocks	21,721,159
	(Cost $19,264,440)
MONEY MARKET FUNDS — 0.4%
78,106	Dreyfus Government Cash Management Fund, Institutional Shares - 4.26% (b)	78,106
	(Cost $78,106)

	Total Investments — 100.0%	21,799,265
	(Cost $19,342,546)
	Net Other Assets and Liabilities — (0.0)%	(2,006)
	Net Assets — 100.0%	$21,797,259

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of January 31, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts
See Notes to Financial Statements

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 21,721,159	$ 21,721,159	$ —	$ —
Money Market Funds	78,106	78,106	—	—
Total Investments	$21,799,265	$21,799,265	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

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First Trust Exchange-Traded Fund III
Statements of Assets and Liabilities
January 31, 2025 (Unaudited)

	First Trust Horizon Managed Volatility Domestic ETF (HUSV)	First Trust Horizon Managed Volatility Developed International ETF (HDMV)	First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
ASSETS:
Investments, at value	$96,948,327	$31,295,619	$21,799,265
Foreign currency, at value	—	285	—
Receivables:
Dividends	45,851	17,788	12,666
Reclaims	—	68,776	—
Total Assets	96,994,178	31,382,468	21,811,931

LIABILITIES:
Investment advisory fees payable	56,097	20,775	14,672
Total Liabilities	56,097	20,775	14,672
NET ASSETS	$96,938,081	$31,361,693	$21,797,259

NET ASSETS consist of:
Paid-in capital	$125,080,839	$61,266,199	$21,069,484
Par value	25,000	10,500	6,000
Accumulated distributable earnings (loss)	(28,167,758)	(29,915,006)	721,775
NET ASSETS	$96,938,081	$31,361,693	$21,797,259
NET ASSET VALUE, per share	$38.78	$29.87	$36.33
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,500,002	1,050,002	600,002
Investments, at cost	$85,152,845	$29,853,822	$19,342,546
Foreign currency, at cost (proceeds)	$—	$286	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Operations
For the Six Months Ended January 31, 2025 (Unaudited)

	First Trust Horizon Managed Volatility Domestic ETF (HUSV)	First Trust Horizon Managed Volatility Developed International ETF (HDMV)	First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
INVESTMENT INCOME:
Dividends	$902,860	$418,848	$306,114
Foreign withholding tax	—	(38,968)	12
Total investment income	902,860	379,880	306,126

EXPENSES:
Investment advisory fees	333,545	134,504	87,748
Total expenses	333,545	134,504	87,748
NET INVESTMENT INCOME (LOSS)	569,315	245,376	218,378

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,467,027	435,148	(277,517)
In-kind redemptions	677,759	559,207	1,318,552
Foreign currency transactions	—	1,010	—
Net realized gain (loss)	3,144,786	995,365	1,041,035
Net change in unrealized appreciation (depreciation) on:
Investments	2,474,781	(875,296)	(708,315)
Foreign currency translation	—	(1,824)	—
Net change in unrealized appreciation (depreciation)	2,474,781	(877,120)	(708,315)
NET REALIZED AND UNREALIZED GAIN (LOSS)	5,619,567	118,245	332,720
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,188,882	$363,621	$551,098
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Changes in Net Assets

	First Trust Horizon Managed Volatility Domestic ETF (HUSV)		First Trust Horizon Managed Volatility Developed International ETF (HDMV)
	Six Months Ended 1/31/2025 (Unaudited)	Year Ended 7/31/2024	Six Months Ended 1/31/2025 (Unaudited)	Year Ended 7/31/2024
OPERATIONS:
Net investment income (loss)	$569,315	$1,199,137	$245,376	$1,050,949
Net realized gain (loss)	3,144,786	2,937,309	995,365	(937,947)
Net change in unrealized appreciation (depreciation)	2,474,781	6,000,129	(877,120)	1,726,564
Net increase (decrease) in net assets resulting from operations	6,188,882	10,136,575	363,621	1,839,566

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(664,001)	(1,247,780)	(485,881)	(1,148,497)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	7,601,544	10,187,754	3,116,590	—
Cost of shares redeemed	(3,831,979)	(23,469,661)	(4,530,017)	(8,480,968)
Net increase (decrease) in net assets resulting from shareholder transactions	3,769,565	(13,281,907)	(1,413,427)	(8,480,968)
Total increase (decrease) in net assets	9,294,446	(4,393,112)	(1,535,687)	(7,789,899)

NET ASSETS:
Beginning of period	87,643,635	92,036,747	32,897,380	40,687,279
End of period	$96,938,081	$87,643,635	$31,361,693	$32,897,380

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,400,002	2,800,002	1,100,002	1,400,002
Shares sold	200,000	300,000	100,000	—
Shares redeemed	(100,000)	(700,000)	(150,000)	(300,000)
Shares outstanding, end of period	2,500,002	2,400,002	1,050,002	1,100,002
See Notes to Financial Statements

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Six Months Ended 1/31/2025 (Unaudited)	Year Ended 7/31/2024

$218,378	$243,487
1,041,035	469,641
(708,315)	1,799,653
551,098	2,512,781

(217,141)	(241,506)

7,123,004	3,200,218
(5,426,806)	(4,795,606)
1,696,198	(1,595,388)
2,030,155	675,887

19,767,104	19,091,217
$21,797,259	$19,767,104

550,002	600,002
200,000	100,000
(150,000)	(150,000)
600,002	550,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights
For a share outstanding throughout each period
First Trust Horizon Managed Volatility Domestic ETF (HUSV)

	Six Months Ended 1/31/2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$36.52	$32.87	$33.22	$33.08	$27.19	$26.71
Income from investment operations:
Net investment income (loss)	0.23 (a)	0.47 (a)	0.58 (a)	0.51	0.46	0.37
Net realized and unrealized gain (loss)	2.30	3.67	(0.31)	0.10	5.87	0.52
Total from investment operations	2.53	4.14	0.27	0.61	6.33	0.89
Distributions paid to shareholders from:
Net investment income	(0.27)	(0.49)	(0.62)	(0.47)	(0.44)	(0.41)
Net asset value, end of period	$38.78	$36.52	$32.87	$33.22	$33.08	$27.19
Total return (b)	6.94%	12.74%	0.88%	1.82%	23.48%	3.41%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$96,938	$87,644	$92,037	$99,665	$120,758	$214,822
Ratio of total expenses to average net assets	0.70% (c)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	1.19% (c)	1.39%	1.79%	1.46%	1.42%	1.39%
Portfolio turnover rate (d)	25%	100%	122%	76%	152%	211%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Horizon Managed Volatility Developed International ETF (HDMV)

	Six Months Ended 1/31/2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$29.91	$29.06	$28.60	$32.21	$28.12	$32.92
Income from investment operations:
Net investment income (loss)	0.22 (a)	0.84 (a)	0.88 (a)	0.90	0.89	0.65
Net realized and unrealized gain (loss)	0.16	0.93	0.52	(3.62)	4.13	(4.61)
Total from investment operations	0.38	1.77	1.40	(2.72)	5.02	(3.96)
Distributions paid to shareholders from:
Net investment income	(0.42)	(0.92)	(0.94)	(0.89)	(0.93)	(0.84)
Net asset value, end of period	$29.87	$29.91	$29.06	$28.60	$32.21	$28.12
Total return (b)	1.22%	6.33%	5.22%	(8.50)%	18.01% (c)	(12.37)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$31,362	$32,897	$40,687	$45,757	$86,962	$123,714
Ratio of total expenses to average net assets	0.80% (d)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	1.46% (d)	2.96%	3.19%	2.53%	2.68%	2.08%
Portfolio turnover rate (e)	28%	79%	80%	65%	127%	196%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
The Fund received a reimbursement from the advisor in the amount of $6,254, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)

	Six Months Ended 1/31/2025 (Unaudited)	Year Ended July 31,				Period Ended 7/31/2020 (a)
		2024	2023	2022	2021
Net asset value, beginning of period	$35.94	$31.82	$32.14	$33.12	$25.03	$21.10
Income from investment operations:
Net investment income (loss)	0.37 (b)	0.43 (b)	0.44 (b)	0.36	0.29	0.02
Net realized and unrealized gain (loss)	0.38	4.12	(0.29)	(1.05)	8.09	3.92
Total from investment operations	0.75	4.55	0.15	(0.69)	8.38	3.94
Distributions paid to shareholders from:
Net investment income	(0.36)	(0.43)	(0.47)	(0.29)	(0.29)	(0.01)
Net realized gain	—	—	—	—	(0.00) (c)	—
Total distributions	(0.36)	(0.43)	(0.47)	(0.29)	(0.29)	(0.01)
Net asset value, end of period	$36.33	$35.94	$31.82	$32.14	$33.12	$25.03
Total return (d)	2.10%	14.48%	0.57%	(2.11)%	33.72%	18.67%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$21,797	$19,767	$19,091	$16,068	$14,906	$20,023
Ratio of total expenses to average net assets	0.80% (e)	0.80%	0.80%	0.80%	0.80%	0.80% (e)
Ratio of net investment income (loss) to average net assets	1.99% (e)	1.34%	1.43%	1.09%	1.02%	0.60% (e)
Portfolio turnover rate (f)	25%	53%	70%	71%	118%	5%

(a)	Inception date is April 6, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund III
January 31, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the three funds (each a “Fund” and collectively, the “Funds”) listed below, each a diversified series of the Trust and listed and traded on the NYSE Arca, Inc.

First Trust Horizon Managed Volatility Domestic ETF – (ticker “HUSV”)
First Trust Horizon Managed Volatility Developed International ETF – (ticker “HDMV”)
First Trust Horizon Managed Volatility Small/Mid ETF – (ticker “HSMV”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund. The investment objective of each Fund is to provide capital appreciation.
Under normal market conditions, HUSV seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in common stocks of domestic companies listed and traded on U.S. national securities exchanges that Horizon Investments, LLC (“Horizon” or the “Sub-Advisor”) believes exhibit low future expected volatility.
Under normal market conditions, HDMV seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in common stocks and depositary receipts of developed market companies listed and traded on non-U.S. exchanges that Horizon believes exhibit low future expected volatility.
Under normal market conditions, HSMV seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in small- and/or mid-capitalization common stocks listed and traded on U.S. national securities exchanges that Horizon believes exhibit low future expected volatility.
There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2025 (Unaudited)
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2025 (Unaudited)
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of January 31, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2025 (Unaudited)
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Horizon Managed Volatility Domestic ETF	$1,247,780	$—	$—
First Trust Horizon Managed Volatility Developed International ETF	1,148,497	—	—
First Trust Horizon Managed Volatility Small/Mid ETF	241,506	—	—
As of July 31, 2024, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Horizon Managed Volatility Domestic ETF	$129,369	$(43,100,565)	$9,278,557
First Trust Horizon Managed Volatility Developed International ETF	225,121	(32,257,003)	2,239,136
First Trust Horizon Managed Volatility Small/Mid ETF	30,591	(2,586,938)	2,944,165
E. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of January 31, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2024, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Horizon Managed Volatility Domestic ETF	$43,100,565

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2025 (Unaudited)
Non-Expiring Capital Loss Carryforwards
First Trust Horizon Managed Volatility Developed International ETF	$32,257,003
First Trust Horizon Managed Volatility Small/Mid ETF	2,586,938
During the taxable year ended July 31, 2024, the following Fund utilized capital loss carryforwards in the following amount:

Capital Loss Utilized
First Trust Horizon Managed Volatility Domestic ETF	$801,067
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2024, the Funds had no net late year ordinary or capital losses.
As of January 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Horizon Managed Volatility Domestic ETF	$85,152,845	$13,241,349	$(1,445,867)	$11,795,482
First Trust Horizon Managed Volatility Developed International ETF	29,853,822	2,979,156	(1,537,359)	1,441,797
First Trust Horizon Managed Volatility Small/Mid ETF	19,342,546	2,949,398	(492,679)	2,456,719
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee for each Fund. Pursuant to the Investment Management Agreement between First Trust and the Trust, First Trust manages the investment of the Funds’ assets and is responsible for the expenses of each Fund, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2025 (Unaudited)
expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedules:

Breakpoints	HUSV	HSMV
Fund net assets up to and including $2.5 billion	0.7000%	0.80%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.6825%	0.78%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.6650%	0.76%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.6475%	0.74%
Fund net assets greater than $10 billion up to and including $15 billion	0.6300%	0.72%
Fund net assets greater than $15 billion	0.5950%	0.68%

Breakpoints	HDMV
Fund net assets up to and including $2.5 billion	0.80%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.78%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.76%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.74%
Fund net assets greater than $10 billion	0.72%
Horizon serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. The Sub-Advisor receives a sub-advisory fee from First Trust equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund’s expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month. During any period in which First Trust’s management fee is reduced in accordance with the breakpoints described above, the sub-advisory fee will be reduced to reflect the reduction in First Trust’s management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended January 31, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Horizon Managed Volatility Domestic ETF	$23,682,351	$23,727,079
First Trust Horizon Managed Volatility Developed International ETF	9,114,229	9,319,549
First Trust Horizon Managed Volatility Small/Mid ETF	5,488,435	5,496,573

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2025 (Unaudited)
For the six months ended January 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Horizon Managed Volatility Domestic ETF	$7,546,851	$3,820,541
First Trust Horizon Managed Volatility Developed International ETF	3,070,927	4,503,630
First Trust Horizon Managed Volatility Small/Mid ETF	7,096,905	5,413,216
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2025.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2025 (Unaudited)
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund III
January 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended January 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended January 31, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended January 31, 2025

First Trust Exchange-Traded Fund III

First Trust Merger Arbitrage ETF (MARB)

First Trust Merger Arbitrage ETF (MARB)
Semi-Annual Financial Statements and Other Information
January 31, 2025
Performance and Risk Disclosure
There is no assurance that First Trust Merger Arbitrage ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Merger Arbitrage ETF (MARB)
Portfolio of Investments
January 31, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 58.4%
	Banks — 7.6%
33,857	Heartland Financial USA, Inc. (a)	$2,189,532
	Communications Equipment — 3.3%
27,104	Juniper Networks, Inc. (a)	944,845
	Consumer Finance — 5.3%
7,512	Discover Financial Services (a)	1,510,588
	Diversified Telecommunication Services — 2.6%
21,191	Frontier Communications Parent, Inc. (b)	757,790
	Energy Equipment & Services — 2.5%
25,195	ChampionX Corp.	721,585
	Entertainment — 5.2%
48,571	Endeavor Group Holdings, Inc., Class A (a)	1,485,301
	Food Products — 3.3%
11,600	Kellanova	948,068
	Health Care Equipment & Supplies — 2.0%
16,991	Surmodics, Inc. (b)	578,374
	Health Care Providers & Services — 4.6%
14,369	Amedisys, Inc. (a) (b)	1,329,133
	Hotels, Restaurants & Leisure — 3.5%
74,704	Everi Holdings, Inc. (b)	1,018,963
	Insurance — 3.2%
2,814	Enstar Group Ltd. (b)	920,150
	Oil, Gas & Consumable Fuels — 3.0%
6,246	Hess Corp. (a)	868,381
	Software — 9.5%
3,196	ANSYS, Inc. (b)	1,120,198
47,331	HashiCorp, Inc., Class A (a) (b)	1,618,720
		2,738,918
	Trading Companies & Distributors — 2.8%
6,564	McGrath RentCorp (a)	805,206
	Total Common Stocks	16,816,834
	(Cost $15,531,121)
Shares	Description	Value
RIGHTS — 0.0%
	Biotechnology — 0.0%
43,869	Chinook Therapeutics, Inc., expiring December 21, 2029 (b) (c) (d) (e)	$0
100,745	Icosavax, Inc., expiring January 1, 2029 (b) (c) (d) (e)	0
		0
	Health Care Equipment & Supplies — 0.0%
7,137	ABIOMED, Inc., expiring December 31, 2029 (b) (c) (d) (e)	0
	Pharmaceuticals — 0.0%
39,856	Mirati Therapeutics, Inc., expiring January 23, 2031 (b) (c) (d) (e)	0
	Total Rights	0
	(Cost $0)
MONEY MARKET FUNDS — 36.7%
10,584,540	Dreyfus Government Cash Management Fund, Institutional Shares - 4.26% (f)	10,584,540
	(Cost $10,584,540)
	Total Investments — 95.1%	27,401,374
	(Cost $26,115,661)
COMMON STOCKS SOLD SHORT — (23.5)%
	Banks — (7.8)%
(5)	SouthState Corp.	(528)
(18,951)	UMB Financial Corp.	(2,234,323)
		(2,234,851)
	Construction & Engineering — (1.0)%
(7,596)	WillScot Holdings Corp. (b)	(281,508)
	Consumer Finance — (5.5)%
(7,846)	Capital One Financial Corp.	(1,598,308)
	Energy Equipment & Services — (3.7)%
(26,822)	Schlumberger N.V.	(1,080,390)
	Oil, Gas & Consumable Fuels — (3.4)%
(6,562)	Chevron Corp.	(978,985)
See Notes to Financial Statements

First Trust Merger Arbitrage ETF (MARB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Software — (2.1)%
(1,140)	Synopsys, Inc. (b)	$(599,047)
	Total Investments Sold Short — (23.5)%	(6,773,089)
	(Proceeds $5,984,146)
	Net Other Assets and Liabilities — 28.4%	8,164,335
	Net Assets — 100.0%	$28,792,620

(a)	This security or a portion of this security is segregated as collateral for investments sold short. At January 31, 2025, the segregated value of these securities amounts to $7,179,732.
(b)	Non-income producing security.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At January 31, 2025, securities
noted as such are valued at $0 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(f)	Rate shown reflects yield as of January 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 16,816,834	$ 16,816,834	$ —	$ —
Rights*	—**	—	—	—**
Money Market Funds	10,584,540	10,584,540	—	—
Total Investments	$27,401,374	$27,401,374	$—	$—**

LIABILITIES TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$ (6,773,089)	$ (6,773,089)	$ —	$ —

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Merger Arbitrage ETF (MARB)
Statement of Assets and Liabilities
January 31, 2025 (Unaudited)

ASSETS:
Investments, at value	$27,401,374
Cash	806
Restricted Cash	8,132,838
Receivables:
Dividends	34,468
Margin interest rebate	25,911
Reclaims	887
Total Assets	35,596,284

LIABILITIES:
Investments sold short, at value	6,773,089
Investment advisory fees payable	30,575
Total Liabilities	6,803,664
NET ASSETS	$28,792,620

NET ASSETS consist of:
Paid-in capital	$29,182,870
Par value	14,500
Accumulated distributable earnings (loss)	(404,750)
NET ASSETS	$28,792,620
NET ASSET VALUE, per share	$19.86
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,450,002
Investments, at cost	$26,115,661
Investments sold short, proceeds	$5,984,146
See Notes to Financial Statements

First Trust Merger Arbitrage ETF (MARB)
Statement of Operations
For the Six Months Ended January 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividends	$238,420
Margin interest rebate	182,424
Foreign withholding tax	(565)
Total investment income	420,279

EXPENSES:
Investment advisory fees	182,623
Dividend expense on investments sold short	74,515
Total expenses	257,138
NET INVESTMENT INCOME (LOSS)	163,141

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(518,422)
In-kind redemptions	25,983
Investments sold short	(2,192)
Net realized gain (loss)	(494,631)
Net change in unrealized appreciation (depreciation) on:
Investments	788,950
Investments sold short	(139,470)
Net change in unrealized appreciation (depreciation)	649,480
NET REALIZED AND UNREALIZED GAIN (LOSS)	154,849
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$317,990
See Notes to Financial Statements

First Trust Merger Arbitrage ETF (MARB)
Statements of Changes in Net Assets

	Six Months Ended 1/31/2025 (Unaudited)	Year Ended 7/31/2024
OPERATIONS:
Net investment income (loss)	$163,141	$644,507
Net realized gain (loss)	(494,631)	(293,089)
Net change in unrealized appreciation (depreciation)	649,480	815,460
Net increase (decrease) in net assets resulting from operations	317,990	1,166,878

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(513,882)	(1,423,250)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,988,723	6,965,011
Cost of shares redeemed	(3,982,148)	(44,721,426)
Net increase (decrease) in net assets resulting from shareholder transactions	(1,993,425)	(37,756,415)
Total increase (decrease) in net assets	(2,189,317)	(38,012,787)

NET ASSETS:
Beginning of period	30,981,937	68,994,724
End of period	$28,792,620	$30,981,937

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,550,002	3,450,002
Shares sold	100,000	350,000
Shares redeemed	(200,000)	(2,250,000)
Shares outstanding, end of period	1,450,002	1,550,002
See Notes to Financial Statements

First Trust Merger Arbitrage ETF (MARB)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 1/31/2025 (Unaudited)	Year Ended July 31,				Period Ended 7/31/2020 (a)
		2024	2023	2022	2021
Net asset value, beginning of period	$19.99	$20.00	$20.01	$19.55	$19.46	$20.01
Income from investment operations:
Net investment income (loss)	0.11 (b)	0.24 (b)	0.23 (b)	(0.24) (b)	(0.26)	(0.07)
Net realized and unrealized gain (loss)	0.12	0.21	0.01 (c)	0.70	0.35	(0.48)
Total from investment operations	0.23	0.45	0.24	0.46	0.09	(0.55)
Distributions paid to shareholders from:
Net investment income	(0.36)	(0.28)	(0.15)	—	—	—
Net realized gain	—	(0.18)	(0.10)	—	—	—
Total distributions	(0.36)	(0.46)	(0.25)	—	—	—
Net asset value, end of period	$19.86	$19.99	$20.00	$20.01	$19.55	$19.46
Total return (d)	1.14%	2.26%	1.17%	2.35%	0.46%	(2.75)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$28,793	$30,982	$68,995	$44,031	$10,752	$12,649
Ratio of total expenses to average net assets	1.76% (e) (f)	1.70%	1.80%	1.87%	2.23%	2.30% (e)
Ratio of total expenses to average net assets excluding dividend expense and margin interest expense	1.25% (e) (f)	1.25%	1.25%	1.25%	1.25%	1.25% (e)
Ratio of net investment income (loss) to average net assets	1.12% (e) (f)	1.20%	1.17%	(1.23)%	(1.15)%	(1.71)% (e)
Portfolio turnover rate (g)	35%	301%	367%	246%	280%	137%

(a)	Inception date is February 4, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Merger Arbitrage ETF (MARB)
January 31, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the First Trust Merger Arbitrage ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “MARB” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek to provide investors with capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by establishing long and short positions in the equity securities of companies that are involved in a publicly-announced significant corporate event, such as a merger or acquisition. The Fund’s portfolio may include equity securities issued by U.S. and non-U.S. companies, including American Depositary Receipts, and derivatives, including total return swaps. The Fund may invest in securities issued by small, mid and large capitalization issuers.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is

Notes to Financial Statements (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2025 (Unaudited)
not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2025, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis.
C. Short Sales
Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold by the Fund, but are not currently owned in the Fund’s portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund will pay a fee or premium to borrow the securities sold short and is obligated

Notes to Financial Statements (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2025 (Unaudited)
to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is affected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund’s portfolio. The Fund is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.
The Fund has established an account with BNP Paribas Prime Brokerage International, Ltd. for the purpose of borrowing securities that the Fund intends to sell short. The Fund is charged interest on debit margin balances at a rate equal to the Overnight Bank Funding Rate plus 85 basis points. With regard to securities held short, the Fund is credited a rebate equal to the market value of its short positions at a rate equal to the Overnight Bank Funding Rate less 35 basis points. This rebate rate applies to easy to borrow securities. Securities that are hard to borrow may earn a rebate that is less than the foregoing or may be subject to a premium charge on a security by security basis. The different rebate rate is determined at the time of a short sale request. For the six months ended January 31, 2025, the Fund had margin interest rebate of $182,424 as shown on the Statement of Operations. Restricted cash in the amount of $8,132,838, as shown on the Statement of Assets and Liabilities, is associated with collateral at the broker as of January 31, 2025.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended July 31, 2024 was as follows:

Distributions paid from:
Ordinary income	$1,423,250
Capital gains	—
Return of capital	—
As of July 31, 2024, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$217,547
Accumulated capital and other gain (loss)	(247,009)
Net unrealized appreciation (depreciation)	(179,396)
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of January 31, 2025, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.

Notes to Financial Statements (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2025 (Unaudited)
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2024, for federal income tax purposes, the Fund had $247,009 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2024, the Fund had no net late year ordinary or capital losses.
As of January 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$20,131,515	$1,967,046	$(1,470,276)	$496,770
F. Expenses
Expenses, other than the investment advisory fee, dividend and interest expenses on investments sold short and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to an investment management agreement between First Trust and the Trust, on behalf of the Fund (the “Investment Management Agreement”), First Trust oversees First Trust Capital Management L.P.’s (“First Trust Capital Management” or the “Sub-Advisor”) management of the Fund’s assets. First Trust Capital Management receives a sub-advisory fee equal to 0.625% of the average daily net assets of the Fund less the amount of Fund Expenses owed by the Sub-Advisor. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described below, the investment sub-advisory fee will be reduced to reflect the reduction in First Trust’s management fee. First Trust is responsible for the expenses of the Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, expenses associated with short sales transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Notes to Financial Statements (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2025 (Unaudited)

Breakpoints
Fund net assets up to and including $2.5 billion	1.25000%
Fund net assets greater than $2.5 billion up to and including $5 billion	1.21875%
Fund net assets greater than $5 billion up to and including $7.5 billion	1.18750%
Fund net assets greater than $7.5 billion up to and including $10 billion	1.15625%
Fund net assets greater than $10 billion	1.12500%
First Trust Capital Partners, LLC, an affiliate of First Trust, owns a 46% ownership interest in First Trust Capital Management through First Trust Capital Solutions L.P.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended January 31, 2025, the cost of purchases and proceeds from sales of investments, excluding short-term investments, investments sold short, and in-kind transactions, were $8,387,524 and $18,340,339, respectively. The cost of purchases to cover short sales and the proceeds from short sales were $2,099,301 and $454,604, respectively.
For the six months ended January 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales were $744,946 and $2,109,179, respectively. For the fiscal year ended January 31, 2025, the Fund had no in-kind transactions in investments sold short.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of

Notes to Financial Statements (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2025 (Unaudited)
shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2025.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Merger Arbitrage ETF (MARB)
January 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended January 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended January 31, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended January 31, 2025

First Trust Exchange-Traded Fund III

First Trust California Municipal High Income ETF (FCAL)
First Trust New York Municipal High Income ETF (FMNY)

First Trust Exchange-Traded Fund III
Semi-Annual Financial Statements and Other Information
January 31, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments
January 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 98.9%
	California — 94.6%
$1,200,000	Azusa CA Spl Tax Cmnty Facs Dist No 2005-1-Impt, AGM	5.00%	09/01/44	$1,236,252
1,000,000	Bay Area CA Toll Auth Toll Bridge Rev Sustainable Bond, Ser F-2	5.00%	04/01/42	1,094,991
1,000,000	Bay Area CA Toll Auth Toll Bridge Rev Sustainable Bond, Ser F-2	5.00%	04/01/43	1,090,949
265,000	Bay Area CA Toll Auth Toll Bridge Rev Var Ref, Ser B (a)	1.45%	04/01/55	265,000
2,000,000	Bay Area CA Toll Auth Toll Bridge Rev Var, Ser H (a)	1.55%	04/01/59	2,000,000
100,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area No 8F	4.00%	09/01/33	100,496
620,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area No 8F	4.00%	09/01/40	596,912
1,080,000	Beverly Hills CA Pub Fing Auth Wtr Rev, Ser A	4.00%	06/01/40	1,096,138
1,250,000	Burbank CA Wtr & Pwr Elec Rev	5.00%	06/01/43	1,339,427
1,000,000	Burbank Glendale Pasadena CA Arpt Auth Arpt Rev Sr, Ser B, AMT	5.00%	07/01/38	1,069,022
1,000,000	Burbank Glendale Pasadena CA Arpt Auth Arpt Rev Sr, Ser B, AMT	5.25%	07/01/40	1,086,491
750,000	Burbank Glendale Pasadena CA Arpt Auth Arpt Rev Sr, Ser B, AMT	5.25%	07/01/44	796,890
625,000	Burbank Glendale Pasadena CA Arpt Auth Arpt Rev Sr, Ser B, AMT	5.25%	07/01/49	656,135
325,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Clean Energy Proj Rev Bonds Sustainable Bond, Ser A-1 (Mandatory put 04/01/32)	5.00%	05/01/54	346,710
20,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond Clean Energy Proj, Ser A (Mandatory put 12/01/27)	4.00%	10/01/52	20,064
2,220,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/31)	4.00%	02/01/52	2,211,494
1,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bonds Clean Energy Proj, Ser G-1 (Mandatory put 04/01/30)	5.25%	11/01/54	1,058,867
2,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bonds, Ser D (Mandatory put 11/01/28)	5.50%	05/01/54	2,112,253
1,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bonds, Ser H (Mandatory put 08/01/33)	5.00%	01/01/56	1,091,002
925,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Var Sustainable Bond Clean Energy Proj, Ser A-1 (Mandatory put 08/01/29)	5.00%	12/01/53	964,573
1,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Var Sustainable Bonds Clean Energy Proj, Ser C (Mandatory put 10/01/31)	5.25%	01/01/54	1,049,566
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Ref Sonoma Cnty Securitization Corp, Ser A	4.00%	06/01/35	202,295
550,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Sr Ref, Ser A	4.00%	06/01/35	555,819
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Sr Ref, Ser A	4.00%	06/01/39	197,187
411,619	CA Hsg Fin Agy Muni Ctfs, Ser A	4.25%	01/15/35	421,457
290,000	CA Pub Fin Auth Sr Living Rev ENSO Vlg Proj Sustainable Bond, Ser A (b)	5.00%	11/15/36	293,806
250,000	CA Pub Fin Auth Sr Living Rev ENSO Vlg Proj Sustainable Bond, Ser A (b)	5.00%	11/15/56	229,553
605,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C (b)	4.50%	07/01/26	608,085
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$455,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Obligated Grp, Ser A (b)	5.00%	07/01/40	$475,232
250,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Obligated Grp, Ser A (b)	5.00%	07/01/42	258,027
175,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Obligated Grp, Ser A (b)	5.00%	07/01/43	179,920
185,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Obligated Grp, Ser A (b)	5.00%	07/01/44	189,475
105,000	CA Sch Fin Auth Sch Fac Rev Kipp SoCal Pub Schs, Ser A (b)	5.00%	07/01/27	108,829
675,000	CA Sch Fin Auth Sch Fac Rev Ref Granada Hills Chrt Oblig Grp, Ser A (b)	4.00%	07/01/48	594,606
200,000	CA Sch Fin Auth Sch Fac Rev Ref Hth Learning Proj, Ser A (b)	4.00%	07/01/25	199,997
200,000	CA Sch Fin Auth Sch Fac Rev Ref Hth Learning Proj, Ser A (b)	5.00%	07/01/32	203,212
545,000	CA Sch Fin Auth Sch Fac Rev Ref Value Schs, Ser A (b)	5.00%	07/01/40	560,592
450,000	CA Sch Fin Auth Sch Fac Rev Ref Value Schs, Ser A (b)	5.25%	07/01/48	461,368
650,000	CA Sch Fin Auth Sch Fac Rev, Ser A (b)	5.00%	07/01/40	662,041
850,000	CA St	5.25%	08/01/44	958,311
1,000,000	CA St	5.25%	10/01/45	1,109,828
450,000	CA St Eductnl Facs Auth Rev Art Ctr Clg of Design, Ser A	5.00%	12/01/31	486,208
375,000	CA St Enterprise Dev Auth Chrt Sch Rev Ref The Rocklin Acdmy Proj, Ser A (b)	4.00%	06/01/36	363,014
500,000	CA St Enterprise Dev Auth Chrt Sch Rev the Rocklin Acdmy Proj (b)	5.00%	06/01/34	524,977
750,000	CA St Enterprise Dev Auth Chrt Sch Rev the Rocklin Acdmy Proj (b)	5.00%	06/01/44	765,628
500,000	CA St Enterprise Dev Auth Lease Rev Riverside Cnty Mead Vly Wellness Vlg Proj, Ser A	5.00%	11/01/43	551,464
2,500,000	CA St Enterprise Dev Auth Lease Rev Riverside Cnty Mead Vly Wellness Vlg Proj, Ser A	5.25%	11/01/49	2,768,803
600,000	CA St Enterprise Dev Auth Rev Ref Sage Hill Sch Proj	5.00%	12/01/41	663,443
650,000	CA St Enterprise Dev Auth Stdt Hsg Rev Ref Pomona Properties LLC Proj, Ser A	5.00%	01/15/39	689,266
785,000	CA St Enterprise Dev Auth Stdt Hsg Rev Ref Pomona Properties LLC Proj, Ser A	5.00%	01/15/45	807,275
500,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys W, Ser A	5.25%	12/01/40	550,239
500,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys W, Ser A	5.25%	12/01/41	545,782
500,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys W, Ser A	5.25%	12/01/42	542,607
1,000,000	CA St Hlth Facs Fing Auth Rev Children’s Hosp of Orange Cnty, Ser A	5.00%	11/01/49	1,085,314
2,075,000	CA St Hlth Facs Fing Auth Rev Commonspirit Hlth, Ser A	5.00%	12/01/45	2,229,227
1,000,000	CA St Hlth Facs Fing Auth Rev Commonspirit Hlth, Ser A	5.25%	12/01/49	1,083,796
1,500,000	CA St Hlth Facs Fing Auth Rev El Camino Hosp	5.00%	02/01/42	1,533,420
520,000	CA St Hlth Facs Fing Auth Rev Episcopal Cmntys & Svcs, Ser B	5.00%	11/15/33	559,336
1,000,000	CA St Hlth Facs Fing Auth Rev Episcopal Cmntys & Svcs, Ser B	5.25%	11/15/48	1,034,263
1,250,000	CA St Hlth Facs Fing Auth Rev Initial Entrance Fees, Ser A	3.85%	11/15/27	1,251,122
1,000,000	CA St Hlth Facs Fing Auth Rev Kaiser Permanente, Subser A-2	4.00%	11/01/44	985,579
1,000,000	CA St Hlth Facs Fing Auth Rev Ref Commonspirit Hlth, Ser A	4.00%	04/01/37	1,007,250
2,000,000	CA St Hlth Facs Fing Auth Rev Ref Scripps Hlth, Ser A	5.00%	11/15/43	2,231,509
220,000	CA St Hlth Facs Fing Auth Rev Ref Sutter Hlth, Ser B	5.00%	11/15/33	227,387
1,000,000	CA St Infra & Econ Dev Bank Natl Chrt Equitable Sch Revolving Fund Sustainable Bonds, Ser B	5.00%	11/01/38	1,094,552
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$250,000	CA St Infra & Econ Dev Bank Natl Chrt Equitable Sch Revolving Fund Sustainable Bonds, Ser B	5.00%	11/01/42	$271,706
675,000	CA St Infra & Econ Dev Bank Natl Chrt Equitable Sch Revolving Fund Sustainable Bonds, Ser B	5.00%	11/01/44	727,303
1,545,000	CA St Infra & Econ Dev Bank Rev Adventist Hlth Energy Proj, Ser A	5.00%	07/01/41	1,647,352
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Acdmy Proj (c)	5.38%	07/01/34	250,135
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (d)	5.38%	07/01/34	250,248
100,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj (b)	4.00%	07/01/26	99,469
450,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (b)	5.00%	07/01/38	454,049
2,000,000	CA St Muni Fin Auth Mf Hsg Rev Gibson Drive Apartments Proj, Ser A	4.45%	12/01/42	2,008,010
785,000	CA St Muni Fin Auth Mobile Home Park Rev Ref Sr Caritas Projs, Ser A	5.00%	08/15/27	823,340
85,000	CA St Muni Fin Auth Mobile Home Park Rev Ref Sr Caritas Projs, Ser A	3.00%	08/15/32	80,228
195,000	CA St Muni Fin Auth Mobile Home Park Rev Sub Ref Caritas Proj, Ser B	3.00%	08/15/31	185,946
295,000	CA St Muni Fin Auth Mobile Home Park Rev Sub Ref Caritas Proj, Ser B	4.00%	08/15/41	277,260
435,000	CA St Muni Fin Auth Mobile Home Park Rev Sub Ref Caritas Proj, Ser B	4.00%	08/15/51	375,992
500,000	CA St Muni Fin Auth Ref Palomar Hlth, Ser A, AGM, COPS	5.25%	11/01/34	535,737
500,000	CA St Muni Fin Auth Ref Palomar Hlth, Ser A, AGM, COPS	5.25%	11/01/36	534,374
1,000,000	CA St Muni Fin Auth Rev Aldersly Proj, Ser A	5.00%	05/15/43	1,061,184
1,500,000	CA St Muni Fin Auth Rev Bethany Home Proj	5.00%	11/15/42	1,612,167
1,000,000	CA St Muni Fin Auth Rev CA Baptist Univ, Ser A (b)	5.00%	11/01/36	1,011,913
200,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	205,476
250,000	CA St Muni Fin Auth Rev Ref Emerson Clg, Ser B	5.00%	01/01/33	256,613
1,250,000	CA St Muni Fin Auth Rev Ref Eskaton Properties Incorporated Obligated Grp	5.00%	11/15/44	1,317,157
380,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	380,131
500,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/36	493,762
110,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/26	114,313
435,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/27	461,053
600,000	CA St Muni Fin Auth Rev Ref S Central Los Angeles Regl Ctr Proj	5.00%	12/01/40	661,896
715,000	CA St Muni Fin Auth Rev St Ignatius Clg Prep, Ser A	5.00%	09/01/41	801,608
675,000	CA St Muni Fin Auth Rev St Ignatius Clg Prep, Ser A	5.00%	09/01/44	745,216
435,000	CA St Muni Fin Auth Sch Fac Rev St Mary’s Sch Aliso Viejo, Ser A (b)	5.75%	05/01/54	445,948
1,040,000	CA St Muni Fin Auth Sch Fac Rev Temps St Mary’s Sch Aliso Viejo, Ser B	4.65%	05/01/30	1,049,083
1,500,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Ref Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 04/01/25)	3.80%	07/01/41	1,500,452
1,500,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Wst Mgmt Inc Remk, Ser A, AMT (Mandatory put 12/01/25)	4.10%	12/01/44	1,502,718
1,550,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	1,539,991
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$600,000	CA St Muni Fin Auth Spl Tax Rev Bold Prog, Ser B	5.50%	09/01/43	$641,414
550,000	CA St Muni Fin Auth Spl Tax Rev Bold Prog, Ser B	5.75%	09/01/53	592,305
400,000	CA St Muni Fin Auth Spl Tax Rev Wildhawk N	5.00%	09/01/39	421,779
750,000	CA St Muni Fin Auth Spl Tax Rev Wildhawk N	5.00%	09/01/44	784,249
1,250,000	CA St Muni Fin Auth Spl Tax Rev Wildhawk N	5.00%	09/01/49	1,290,139
550,000	CA St Muni Fin Auth Stdt Hsg Rev CHF Davis I LLC W Vlg Stdt Hsg Proj	5.00%	05/15/27	572,130
500,000	CA St Muni Fin Auth Stdt Hsg Rev CHF Davis I LLC W Vlg Stdt Hsg Proj	5.00%	05/15/39	518,287
350,000	CA St Muni Fin Auth Stdt Hsg Rev CHF Davis I LLC W Vlg Stdt Hsg Proj	5.00%	05/15/40	361,770
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A3, AMT	4.30%	07/01/40	1,000,096
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser B-1, AMT	3.00%	11/01/25	993,640
3,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Ref Rep Svcs Inc Proj Remk, AMT (Mandatory put 02/18/25) (b)	4.05%	07/01/43	3,000,406
3,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Wst Mgmt Proj Remk, Ser A, AMT (Mandatory put 07/02/29)	4.25%	07/01/31	3,040,804
1,500,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Plant Bonds, AMT (b)	5.00%	07/01/37	1,502,784
1,500,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Poseidon Res LP Desalination Proj, AMT (b)	5.00%	07/01/36	1,607,297
5,000	CA St Prerefunded Various Purp (Pre-refunded maturity 04/01/26)	5.00%	10/01/35	5,134
15,000	CA St Pub Wks Brd Lease Rev Judicial Council CA, Ser B	5.00%	06/01/34	15,078
310,000	CA St Pub Wks Brd Lease Rev Various Corrnl Facs, Ser C	5.00%	11/01/26	322,110
75,000	CA St Ref	4.00%	08/01/34	75,588
1,000,000	CA St Ref	4.00%	09/01/43	1,011,393
250,000	CA St Sch Fin Auth Chrt Sch Rev Ref Alliance for Clg Ready Pub Schs Proj (b)	5.00%	07/01/39	266,859
1,000,000	CA St Sch Fin Auth Chrt Sch Rev Ref Alliance for Clg Ready Pub Schs Proj (b)	5.00%	07/01/49	1,030,116
700,000	CA St Sch Fin Auth Chrt Sch Rev Ref Classical Academies Oceanside Proj, Ser A (b)	5.00%	10/01/32	732,968
600,000	CA St Sch Fin Auth Chrt Sch Rev Sustainable Bonds Ref Camino Nuevo Chrt Acdmy, Ser A (b)	5.00%	06/01/43	606,124
650,000	CA St Sch Fin Auth Eductnl Facs Rev Ref New Designs Chrt Sch, Ser A (b)	5.00%	06/01/54	642,068
1,375,000	CA St Stwd Cmntys Dev Auth Rev Var Rady Childrens Hosp Remk, Ser B (a)	1.15%	08/15/47	1,375,000
1,000,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No 2	5.00%	09/01/44	1,048,055
200,000	CA St Stwd Cmntys Dev Auth Stdt Hsg Rev Ref CHF Irvine LLC	5.00%	05/15/30	204,250
280,000	CA St Stwd Cmntys Dev Auth Stdt Hsg Rev Ref CHF Irvine LLC	5.00%	05/15/35	284,825
2,000,000	CA St Stwd Cmntys Dev Auth Stdt Hsg Rev Ref CHF Irvine LLC Phase I Refunding & Phase IV, Ser B, BAM	4.00%	05/15/38	2,004,374
500,000	CA St Univ Rev, Ser A	5.25%	11/01/48	556,356
95,000	CA St Unrefunded Various Purp	5.00%	10/01/35	97,039
705,000	CA Stwd Cmntys Dev Auth Rev Kaiser Permanente Remk, Ser 2004-J (Mandatory put 11/01/29)	5.00%	04/01/36	767,207
250,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (b)	5.00%	12/01/30	254,377
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$300,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (b)	5.00%	12/01/33	$311,303
250,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (b)	5.00%	11/01/32	254,598
245,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/27	251,522
100,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	102,486
175,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	179,210
50,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	4.00%	04/01/32	50,136
50,000	CA Stwd Cmntys Dev Auth Rev Ref Insd Enloe Med Ctr (Pre- refunded maturity 02/15/26)	5.00%	08/15/33	51,226
1,000,000	CA Stwd Cmntys Dev Auth Rev Ref John Muir Hlth, Ser A	5.25%	12/01/44	1,114,660
1,220,000	CA Stwd Cmntys Dev Auth Rev Ref John Muir Hlth, Ser A	5.00%	12/01/49	1,304,317
385,000	CA Stwd Cmntys Dev Auth Rev Var Adventist Hlth Sys W Remk, Ser 2007-A (Mandatory put 03/01/27)	5.00%	03/01/37	395,210
2,000,000	Centrl Vly CA Energy Auth Cmdy Sply Rev Var (Mandatory put 08/01/35)	5.00%	12/01/55	2,179,714
450,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/31	469,087
1,500,000	Chino Vly CA Unif Sch Dist Cibs Election of 2016, Ser D	5.00%	08/01/49	1,628,446
815,000	Clovis CA Unif Sch Dist, COPS	5.00%	06/01/41	901,360
500,000	Clovis CA Unif Sch Dist, COPS	5.00%	06/01/42	550,763
500,000	Clovis CA Unif Sch Dist, COPS	5.00%	06/01/43	548,458
500,000	Corona CA Cmnty Facs Dist Spl Tax Bedford Impt Area No 2	5.00%	09/01/39	533,700
725,000	Corona CA Cmnty Facs Dist Spl Tax Bedford Impt Area No 2	5.00%	09/01/44	759,840
210,000	Cotati-Rohnert Park CA Unif Sch Dist 2016 Election, Ser C, AGM	5.00%	08/01/32	216,859
2,000,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev Union S Bay Sustainable Bonds, Ser A-2 (b)	4.00%	07/01/56	1,596,245
920,000	E Bay CA Muni Util Dist Wtr Sys Rev Sustainable Bond, Ser A	5.00%	06/01/38	988,999
795,000	El Dorado CA Irr Dist Rev Ref, Ser C	4.00%	03/01/34	802,634
1,000,000	Elk Grove CA Fin Auth Spl Tax Rev Cmnty Facs Dt No 2005-1 Laguna Ridge	5.00%	09/01/39	1,070,667
1,450,000	Elk Grove CA Fin Auth Spl Tax Rev Cmnty Facs Dt No 2005-1 Laguna Ridge	4.00%	09/01/50	1,276,007
1,000,000	Elk Grove CA Unif Sch Dist Election of 2016	4.00%	08/01/40	1,016,736
350,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	5.00%	09/01/32	362,138
155,000	Fontana CA Spl Tax Cmnty Facs Dist #80 Bella Strada	5.00%	09/01/29	161,468
500,000	Fontana CA Spl Tax Cmnty Facs Dist #80 Bella Strada	5.00%	09/01/46	507,312
1,200,000	Fontana CA Spl Tax Cmnty Facs Dt #109	5.00%	09/01/39	1,284,800
600,000	Fontana CA Spl Tax Cmnty Facs Dt #111	5.00%	09/01/39	640,929
300,000	Fontana CA Spl Tax Cmnty Facs Dt #111	5.00%	09/01/48	311,629
1,000,000	Fontana CA Spl Tax The Gardens Phase One	5.00%	09/01/39	1,063,331
165,000	Fontana CA Unif Sch Dist Unrefunded, AGM	(e)	02/01/33	124,391
140,000	Fresno CA Jt Pwrs Fing Auth Lease Rev Ref Master Lease Proj, Ser A, AGM	5.00%	04/01/32	145,307
1,000,000	Garden Grove CA Pub Fing Auth Lease Rev, Ser A, BAM	5.00%	04/01/43	1,108,401
1,000,000	Garden Grove CA Pub Fing Auth Lease Rev, Ser A, BAM	5.00%	04/01/49	1,086,287
1,000,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref Tobacco Stlmt Asset Backed Bonds, Ser A-1	5.00%	06/01/51	1,033,523
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$750,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref, Ser A-1 (Pre-refunded maturity 06/01/28)	5.00%	06/01/34	$809,031
1,000,000	Imperial CA Cmnty Clg Dist Election of 2022, Ser A, AGM	5.25%	08/01/53	1,091,888
575,000	Indio CA Elec Fing Auth Elec Rev	5.25%	01/01/41	642,603
3,000,000	Irvine CA Facs Fing Auth Lease Rev Gateway Preserve Land Acq Proj, Ser A	5.25%	05/01/48	3,055,502
500,000	Irvine CA Spl Tax Great Park Impt Area No 10, BAM	5.00%	09/01/43	548,552
2,000,000	Irvine CA Spl Tax Great Park Impt Area No 10, BAM	5.25%	09/01/53	2,179,157
775,000	Irvine CA Spl Tax Ref Cmnty Facs Dist #2013-3 Great Park Impt Area#1, BAM	5.00%	09/01/44	855,619
1,350,000	Irvine CA Spl Tax Ref Cmnty Facs Dist #2013-3 Great Park Impt Area#1, BAM	5.00%	09/01/48	1,473,687
690,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist #09-1, Ser A	5.00%	09/01/42	703,690
150,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist #09-1, Ser C	5.00%	09/01/31	156,015
2,000,000	Irvine Ranch CA Wtr Dist Var Ref Remk, Ser A-1 (a)	1.30%	10/01/37	2,000,000
1,000,000	Kern CA Cmnty Clg Dist, Ser D	5.25%	08/01/39	1,141,811
485,000	King City CA Union Sch Dist Cap Apprec Election 1998-C, Ser C, AMBAC	(e)	08/01/29	416,930
245,000	Lake Elsinore CA Unif Sch Dist Cmnty Facs Dist Cmnty Facs Dt No 2017-2	5.00%	09/01/39	258,265
900,000	Lake Elsinore CA Unif Sch Dist Cmnty Facs Dist Cmnty Facs Dt No 2017-2	5.00%	09/01/44	932,358
25,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/33	25,198
25,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/34	25,134
200,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/40	193,654
225,000	Long Beach CA Arpt Rev Ref, Ser A, AGM	5.00%	06/01/30	251,906
1,910,000	Long Beach CA Arpt Rev, Ser C, AGM, AMT	5.25%	06/01/47	2,015,638
1,200,000	Long Beach CA Marina Rev	5.00%	05/15/45	1,200,432
1,000,000	Long Beach CA Unif Sch Dist Ref	4.00%	08/01/31	1,015,284
50,000	Los Angeles CA Dept of Arpts Arpt Rev Prerefunded Subord Ref, Ser D, AMT (Pre-refunded maturity 11/15/31)	5.00%	05/15/33	54,929
605,000	Los Angeles CA Dept of Arpts Arpt Rev Ref Sub Priv Activity, Ser A, AMT	5.00%	05/15/35	645,226
1,500,000	Los Angeles CA Dept of Arpts Arpt Rev Sr, Ser C, AMT	5.00%	05/15/45	1,542,693
875,000	Los Angeles CA Dept of Arpts Arpt Rev Subord Los Angeles Intl Arpt, Ser F, AMT	5.00%	05/15/37	911,928
500,000	Los Angeles CA Dept of Arpts Arpt Rev Sustainable Bond Ref Subord Priv Activity, Ser A, AMT	5.25%	05/15/42	539,327
1,100,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/31	1,190,064
690,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/36	736,708
10,000	Los Angeles CA Dept of Arpts, Ser E	5.00%	05/15/28	10,061
1,500,000	Los Angeles CA Trans	5.00%	06/26/25	1,509,327
500,000	Los Angeles CA Unif Sch Dist Ref, Ser A	5.00%	07/01/25	504,672
650,000	Los Angeles Cnty CA Dev Auth Mf Hsg Rev Var W LA VA Bldg 156 & 157 Apts, Ser C (Mandatory put 12/01/26)	3.75%	12/01/46	653,954
2,000,000	Los Angeles Cnty CA Facs 2 Inc Vermont Corridor Site 2, Ser A	5.25%	06/01/54	2,185,874
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$410,000	Los Osos CA Cmnty Svcs Wstwtr Assmnt Dist #1 Ref Reassmnt	3.13%	09/02/32	$398,763
1,000,000	Madera CA Unif Sch Dist Ref 2018 Sch Fac Proj, AGM, COPS	5.00%	09/01/43	1,095,799
450,000	Mammoth Lakes CA, BAM, COPS	5.00%	06/01/41	495,762
940,000	Mammoth Lakes CA, BAM, COPS	5.00%	06/01/43	1,023,242
500,000	Mammoth Lakes CA, BAM, COPS	5.00%	06/01/44	542,236
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/27	104,034
250,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	259,117
600,000	Menifee CA Spl Tax Quartz Ranch Cmnty Facs Dist No 2022- 1, Ser A	5.00%	09/01/43	627,663
700,000	Menifee CA Spl Tax Quartz Ranch Cmnty Facs Dist No 2022- 1, Ser A	5.00%	09/01/48	722,796
245,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/34	256,259
1,500,000	Menifee CA Union Sch Dist, Ser C, AGM	3.00%	08/01/40	1,308,743
1,000,000	Met Wtr Dist of Sthrn CA Wtrwks Rev Var Subord, Ser B-2 (Mandatory put 07/01/29)	5.00%	07/01/37	1,063,623
1,000,000	Met Wtr Dist of Sthrn CA Wtrwks Rev, Ser A	5.00%	04/01/48	1,088,827
530,000	Modesto CA Elem Sch Dist Stanislaus Cnty Election of 2018 Measure D, Ser C	5.00%	08/01/41	584,205
200,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (b)	5.00%	10/01/42	203,194
250,000	Norco CA Spl Tax Ref Norco Ridge Ranch, BAM	5.00%	09/01/32	262,434
1,000,000	Nrthrn CA Energy Auth Cmdy Sply Rev Ref (Mandatory put 08/01/30)	5.00%	12/01/54	1,060,144
100,000	Ontario CA Cmnty Facs Dist #40 Spl Tax Emeral Park Fac	4.00%	09/01/34	98,812
65,000	Ontario CA Cmnty Facs Dist #40 Spl Tax Emeral Park Fac	4.00%	09/01/35	63,755
275,000	Ontario CA Cmnty Facs Dist #40 Spl Tax Emeral Park Fac	4.00%	09/01/39	256,496
1,250,000	Ontario CA Cmnty Facs Dist #64 Spl Tax Sunset Ranch	5.00%	09/01/39	1,325,113
500,000	Ontario CA Spl TX Countryside Phase 2 S Facs	5.00%	09/01/39	532,072
500,000	Ontario CA Spl TX Countryside Phase 2 S Facs	5.00%	09/01/44	521,245
1,150,000	Ontario Pub Fing Auth Lease Rev Civic Ctr Impts, Ser A, AGM	5.00%	11/01/52	1,216,772
610,000	Orange Ctr CA Sch Dist Election of 2022, Ser A, AGM	5.25%	08/01/48	637,810
1,000,000	Oxnard CA Sch Dist Election of 2022, Ser A, BAM	5.00%	08/01/42	1,095,644
650,000	Palm Desert CA Spl Tax Ref Univ Park	4.00%	09/01/51	558,298
925,000	Pittsburg CA Unif Sch Dist Ref	3.00%	08/01/40	773,615
210,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/33	219,488
220,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/34	229,756
1,500,000	Rialto CA Pub Fing Auth Lease Rev Police Station Proj, Ser A	5.25%	06/01/53	1,607,699
525,000	Ripon CA Redev Agy Successor Agy Tax Allocation Ref, BAM	4.00%	11/01/31	547,576
2,420,000	River Islands CA Pub Fing Auth Spl Tax Auth Cmnty Facs Dist #2016-1 2023 Spl TX Bonds, AGM	4.50%	09/01/53	2,446,502
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2019-1 Phase 2 Pub Impts	5.00%	09/01/40	507,928
480,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dist #2003-1, Ser A-1, AGM	5.00%	09/01/42	515,074
575,000	Riverside CA Unif Sch Dist Election of 2016, Ser B	3.00%	08/01/38	515,102
185,000	Riverside CA Unif Sch Dist Fing Auth Spl Tax Ref, BAM	5.00%	09/01/34	185,318
375,000	Riverside CA Unif Sch Dist Impt Area No 1	5.00%	09/01/39	397,241
690,000	Riverside CA Unif Sch Dist Impt Area No 1	5.00%	09/01/44	720,301
1,220,000	Riverside CA Unif Sch Dist Impt Area No 1	5.00%	09/01/49	1,256,703
750,000	Riverside CA Wtr Rev, Ser A	5.00%	10/01/47	808,309
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$650,000	Riverside Cnty CA Pub Fing Auth Ref Redev Proj Area #1 Desert Cmntys Redev Proj Area, Ser A, AGM	5.00%	10/01/37	$742,404
2,040,000	Riverside Cnty CA Transprtn Commn Ref, Ser A	3.00%	06/01/25	2,040,103
1,000,000	Riverside Cnty CA Transprtn Commn Toll Rev Ref Sr Lien Rctc 91 Express Lanes, Ser B-1	4.00%	06/01/38	1,012,669
1,000,000	Riverside Cnty CA Transprtn Commn Toll Rev Ref Sr Lien Rctc 91 Express Lanes, Ser B-1	4.00%	06/01/41	999,931
400,000	Romoland CA Sch Dist Spl Tax Underwood Impt Area No 2 Special Tax Bonds	5.00%	09/01/43	418,442
930,000	Roseville CA Spl Tax Amoruso Ranch Cmnty Facs Dist #1 Impt Area #1	5.00%	09/01/39	984,382
790,000	Roseville CA Spl Tax Amoruso Ranch Cmnty Facs Dist #1 Impt Area #1	5.00%	09/01/44	823,567
185,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	5.00%	09/01/32	193,715
160,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	5.00%	09/01/33	167,305
170,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	4.00%	09/01/34	170,057
150,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	4.00%	09/01/35	149,150
725,000	Rowland CA Unif Sch Dist Ref, Ser B	4.00%	08/01/41	750,496
750,000	Rowland CA Unif Sch Dist Ref, Ser B	4.00%	08/01/42	770,981
750,000	Sacramento CA Muni Util Dist Elec Rev Sustainable Bond, Ser M	5.00%	11/15/49	819,713
200,000	Sacramento CA Spl Tax Natomas Meadows Cmnty Facs Dist #2007-01 (b)	5.00%	09/01/32	206,201
500,000	Sacramento CA Transient Occupancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/32	529,338
1,000,000	Sacramento Cnty CA Arpt Sys Rev Ref, Ser C, AMT	5.00%	07/01/37	1,028,998
600,000	San Diego CA Pub Facs Fing Auth Lease Rev Capital Impt Projs, Ser A	5.00%	10/15/40	672,686
1,565,000	San Diego CA Pub Facs Fing Auth Lease Rev Ref Capital Impt Projs, Ser A	5.00%	10/15/49	1,710,570
1,000,000	San Diego CA Pub Facs Fing Auth Swr Rev Subord, Ser A	5.00%	05/15/47	1,085,663
1,075,000	San Diego CA Pub Facs Fing Auth Wtr Rev, Ser A	5.00%	08/01/41	1,100,326
1,300,000	San Diego CA Unif Sch Dist Ref, Ser R-2, CONV CABS	(e)	07/01/41	1,297,597
1,500,000	San Diego CA Unif Sch Dist Sustainable Bond, Ser F2	5.00%	07/01/42	1,658,222
510,000	San Diego Cnty CA Ltd Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/28	517,551
1,000,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Sr Priv Activity, Ser B, AMT	5.25%	07/01/35	1,122,135
130,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord Ref, Ser A	5.00%	07/01/39	139,344
1,550,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord Rev, Ser B, AMT	5.00%	07/01/42	1,566,799
1,000,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord, Ser B, AMT	5.00%	07/01/34	1,070,459
85,000	San Diego Cnty CA Spl Tax Harmony Grove Vlg Impt Area No 2, Ser A	4.00%	09/01/33	84,935
900,000	San Diego Cnty CA Wtr Auth Ref Sustainable Bond, Ser A	5.00%	05/01/25	905,575
140,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref Second Ser, Ser 2020A, AMT	5.00%	05/01/37	147,130
2,570,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref, Ser A, AMT	5.00%	05/01/34	2,748,111
3,040,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser E, AMT	5.00%	05/01/50	3,074,371
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$500,000	San Francisco CA City & Cnty Dev Spl Tax Dist No 2020-1 Mission Rock Facs and Svcs, Ser A (b)	4.00%	09/01/46	$439,716
1,000,000	San Francisco CA City & Cnty Pub Utils Commn Wtr Rev Reg and Loc Wtr Subord, Ser A	5.25%	11/01/48	1,105,637
1,250,000	San Francisco City & Cnty CA Redev Agy Successor Agy Cmnty Ref Cmnty Facs Dist #6 Mission Bay S Pub Impts, AGM	5.25%	08/01/40	1,400,198
100,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	102,237
1,350,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Transbay Infra Projs Third Lien, Ser B, AGM	5.00%	08/01/48	1,432,994
935,000	San Francisco City & Cnty CA, Ser B	2.00%	06/15/29	867,533
175,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev Cap Apprec Ref, Ser A, NATL-RE	(e)	01/15/29	152,977
120,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev Ref Sr Lien Toll Road, Ser A	4.00%	01/15/37	122,845
1,145,000	San Jose CA Arpt Rev Ref, Ser A, AMT, BAM	4.00%	03/01/34	1,147,708
1,000,000	San Luis Coastal CA Unif Sch Dist Election of 2022, Ser A	5.00%	08/01/41	1,112,044
2,000,000	San Luis Coastal CA Unif Sch Dist Election of 2022, Ser B	5.00%	08/01/50	2,146,997
1,000,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/40	1,124,735
1,000,000	San Luis Obispo Pub Fing Auth Lease Rev Ref Cultural Arts Dist Parking Proj	5.00%	12/01/48	1,087,907
500,000	Santa Ana CA Pub Fing Auth Wtr Rev Ref	5.00%	09/01/41	562,732
1,000,000	Santa Ana CA Pub Fing Auth Wtr Rev Ref	5.00%	09/01/42	1,118,669
2,000,000	Santa Barbara CA Fin Auth Lease Rev Pub Safety and Park Projs	4.00%	05/15/42	2,032,724
1,590,000	Santa Clara CA Wstwtr Rev Sustainable Bonds, COPS	4.25%	02/01/41	1,669,083
500,000	Santa Clara Vly CA Wtr Dist Safe Clean Wtr Rev Sustainable Bond, Ser A	5.00%	08/01/40	561,642
500,000	Santa Clara Vly CA Wtr Dist Safe Clean Wtr Rev Sustainable Bond, Ser A	5.00%	08/01/41	558,836
800,000	Santa Clarita CA Cmnty Facs Dist Vista Canyon #2016-1 (b)	4.00%	09/01/35	769,462
1,100,000	Santa Margarita CA Wtr Dist Spl Tax Ref, Ser A, BAM	5.00%	09/01/43	1,164,444
150,000	Temecula Vly CA Unif Sch Dist Cmnty Facs Dist #2014-1	5.00%	09/01/32	155,375
500,000	Temescal Vly CA Wtr Dist Spl Tax Terramor Cmnty Facs Dist #4 Impt Area #1	5.00%	09/01/31	518,759
1,700,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Asset Securitization Corp, Class 1, Ser A	5.00%	06/01/48	1,732,975
250,000	Tracy CA Cmnty Facs Dist	5.00%	09/01/33	259,088
2,500,000	Turlock CA Pub Fing Auth Lease Rev Street Impt	5.00%	04/01/45	2,642,304
850,000	Tustin CA Cmnty Fac Dist Spl Tax Ref #06-1 Legacy Columbus Vlgs, Ser A	5.00%	09/01/35	856,544
2,000,000	Univ of CA CA Revs Ref, Ser BN	5.00%	05/15/42	2,211,172
500,000	Univ of CA CA Revs Ref, Ser BS	5.00%	05/15/43	555,642
1,950,000	Univ of CA CA Rgts Med Ctr Pooled Rev Ref, Ser 0-1 (a)	1.45%	05/15/45	1,950,000
500,000	Univ of CA CA Rgts Med Ctr Pooled Rev Ref, Ser O-2 (a)	1.50%	05/15/45	500,000
1,000,000	Univ of CA Rev Var Ref Gen Remk, Ser AL-3 (a)	1.55%	05/15/48	1,000,000
330,000	Val Verde CA Unif Sch Dist Spl Tax Cmty Facs Dist No 2018-2 (Stratford Ranch)	5.00%	09/01/38	346,561
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$500,000	Val Verde CA Unif Sch Dist Spl Tax Cmty Facs Dist No 2018-2 (Stratford Ranch)	5.00%	09/01/43	$519,798
1,295,000	Western Placer Wst Mgmt Auth CA Solid Wst Rev Landfill Impt Proj, Ser B	5.00%	06/01/42	1,336,281
				256,611,015
	Florida — 0.1%
245,000	Rhodine Road N CDD FL Spl Assmnt 2019 Assmnt Area	4.00%	05/01/30	246,087
	Guam — 0.4%
100,000	Guam Govt Busn Privilege Tax Rev Ref, Ser D	5.00%	11/15/32	100,820
300,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	306,960
210,000	Guam Pwr Auth Rev Ref, Ser A	5.00%	10/01/41	222,871
325,000	Guam Pwr Auth Rev Ref, Ser A	5.00%	10/01/42	341,272
				971,923
	Louisiana — 0.3%
750,000	Saint James Parish LA Rev Var Nustar Logistics LP Proj Remk, Ser 2008 (Mandatory put 06/01/30) (b)	6.10%	06/01/38	824,853
	Pennsylvania — 0.5%
1,225,000	PA St Econ Dev Fing Auth Solid Wst Disposal Rev Var Wste Mgmt Inc Proj Remk, AMT (Mandatory put 05/01/25)	4.25%	08/01/45	1,225,000
	Puerto Rico — 2.4%
1,100,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	1,094,834
1,960,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/41	1,853,847
1,000,000	Puerto Rico Indl Tourist Eductnl Med & Envrnmntl Control Fac San Juan Cruise Terminal Proj, Ser 2023-A-2-P3, AMT	6.75%	01/01/45	1,184,093
1,541,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured Converted, Ser A-2	4.33%	07/01/40	1,529,072
863,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	856,320
				6,518,166
	Texas — 0.1%
370,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	377,431
	Utah — 0.5%
1,000,000	Black Desert Pub Infra Dist UT Spl Assmnt Black Desert Assmnt Area #1 (b)	5.63%	12/01/53	1,008,549
500,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/52	419,130
				1,427,679

	Total Investments — 98.9%			268,202,154
	(Cost $268,226,184)
	Net Other Assets and Liabilities — 1.1%			3,061,394
	Net Assets — 100.0%			$271,263,548
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Futures Contracts at January 31, 2025 (See Note 2C - Futures Contracts in the Notes to Financial Statements):

Futures Contracts Short	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Long Bond Futures	6	Mar-2025	$(683,438)	$(1,313)
Ultra 10-Year U.S. Treasury Notes	36	Mar-2025	(4,009,500)	(45,375)
		Total	$(4,692,938)	$(46,688)

(a)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2025, securities noted as such amounted to $23,946,861 or 8.8%
of net assets.

(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Note 2D - Restricted Securities in the Notes to Financial Statements).

(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(e)	Zero coupon security.

Abbreviations throughout the Portfolio of Investments:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
CONV CABS	– Convertible Capital Appreciation Bonds
COPS	– Certificates of Participation
NATL-RE	– National Public Finance Guarantee Corp.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$268,202,154	$—	$268,202,154	$—

LIABILITIES TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts**	$(46,688)	$(46,688)	$—	$—

*	See Portfolio of Investments for state and territory breakout.
**
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

See Notes to Financial Statements

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments
January 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 98.4%
	Florida — 1.3%
$250,000	Ridge at Apopka CDD FL Spl Assmnt, Ser 22	5.38%	05/01/42	$256,842
	Guam — 1.7%
330,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	337,656
	New York — 90.0%
300,000	Build NYC Res Corp NY Rev Success Acdmy Chrt Schs Proj	4.00%	09/01/43	284,877
300,000	Build NYC Res Corp NY Rev Sustainable Bond Kipp NYC Pub Sch Facs Canal W Proj	5.00%	07/01/42	309,377
275,000	Carmel NY	4.00%	09/15/45	274,851
300,000	Chautauqua Cnty NY Capital Res Corp Exempt Facs Rev Var Ref NRG Energy Proj Remk (Mandatory put 04/03/28)	4.25%	04/01/42	304,142
250,000	Dutchess Cnty NY Loc Dev Corp Mf Mtebs Sustainable Bonds Tomopkins Terrace Hsg LP Proj	5.00%	10/01/40	268,569
250,000	Dutchess Cnty NY Loc Dev Corp Rev Marist Clg Proj	5.00%	07/01/52	254,467
335,000	Hempstead Town NY Loc Dev Corp Rev Ref Hofstra Univ Proj, Ser A	4.00%	07/01/36	340,591
250,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	5.00%	02/15/37	257,706
285,000	Kings Park NY Centrl Sch Dist, Ser B	3.00%	07/15/31	276,485
295,000	Livingston Cnty NY Ref	4.00%	05/01/33	314,801
300,000	Long Beach NY, Ser B, BAM	5.25%	07/15/32	332,403
350,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	5.00%	09/01/35	383,886
250,000	Met Transprtn Auth NY Rev Ref Sustainable Bonds, Ser B	5.00%	11/15/43	267,765
300,000	Met Transprtn Auth NY Rev Sustainable Bond Ref, Ser A	5.50%	11/15/47	329,485
300,000	Monroe Cnty NY Indl Dev Agy Mf Hsg Rev Var Andrews Terrace Cmnty Partners LP Proj B-1 (Mandatory put 07/01/27)	5.00%	07/01/28	311,574
250,000	Monroe Cnty NY Indl Dev Corp Rev Ref St John Fisher Univ Proj	5.00%	06/01/44	264,042
250,000	Monroe Cnty NY Indl Dev Corp Rev Univ of Rochester Proj, Ser A	5.00%	07/01/53	265,400
300,000	N Babylon NY Union Free Sch Dist	3.00%	07/01/35	282,314
250,000	Nassau Cnty NY Indl Dev Agy Var Ref & Impt Cold Spring Rmkt (a)	1.90%	01/01/34	250,000
250,000	Nassau Cnty NY Loc Econ Asst Corp Edl Rev Roosevelt Children Acdmy Chrt Sch Proj, Ser A	5.00%	07/01/43	255,678
305,000	Nassau Cnty NY, Ser A, AGM	5.00%	04/01/29	332,436
250,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Bond, Ser A-1	3.95%	05/01/35	250,932
300,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds, Ser F-2A (Mandatory put 12/22/26)	3.40%	11/01/62	300,039
250,000	New York City NY Indl Dev Agy Rev Ref Queens Baseball Stadium Proj, Ser A, AGM	3.00%	01/01/37	224,689
265,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution, Ser AA	4.00%	06/15/40	265,546
250,000	New York City NY Transitional Fin Auth Rev Subord, Ser B-1	4.00%	08/01/39	252,655
250,000	New York City NY Trust For Cultural Res Ref American Museum of Nat History, Ser A	5.00%	07/15/54	266,602
150,000	New York NY Adjustable Fiscal 2015, Subser F-6 (a)	1.85%	06/01/44	150,000
250,000	New York NY Fiscal 2021, Ser C	4.00%	08/01/41	250,977
250,000	NY St Dorm Auth Revs Non St Supported Debt Memorial Sloan Kettering Cancer Ctr, Ser 1	5.00%	07/01/39	263,254
300,000	NY St Dorm Auth Revs Non St Supported Debt New York Institute of Technology	5.00%	07/01/44	314,684
250,000	NY St Dorm Auth Revs Non St Supported Debt Pace Univ, Ser A	5.25%	05/01/43	268,539
250,000	NY St Dorm Auth Revs Non St Supported Debt Pratt Institute Ref	5.00%	07/01/39	253,196
See Notes to Financial Statements

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$280,000	NY St Dorm Auth Revs Non St Supported Debt Ref New Sch, Ser A	5.00%	07/01/31	$306,076
355,000	NY St Dorm Auth Revs Non St Supported Debt Ref Northwell Hlth Oblig Grp, Ser A	5.00%	05/01/38	387,862
250,000	NY St Dorm Auth Revs Non St Supported Debt Sch Dists Rev Bond Financing Prog, Ser A, BAM	5.00%	10/01/29	274,342
250,000	NY St Dorm Auth Revs Non St Supported Debt White Plains Hosp Obligated Grp, AGC	5.25%	10/01/43	273,153
285,000	NY St Dorm Auth Revs Non St Supported Debt, Ser A	5.00%	07/01/40	298,640
275,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser A-Grp 3	3.00%	03/15/38	245,942
250,000	NY St Energy Rsrch & Dev Auth Poll Cntrl Rev Ref NY Elec & Gas Remk, Ser C	4.00%	04/01/34	254,984
250,000	NY St Envrnmntl Facs Corp Sol Wst Disp Rev Var Draw Down Casella Wst Sys Inc Proj, Ser R-2, AMT (Mandatory put 09/03/30) (b)	5.13%	09/01/50	262,639
300,000	NY St Envrnmntl Facs Corp Sol Wst Disp Rev Var Ref Wst Mgmt Inc Remk, AMT (Mandatory put 05/01/25)	4.25%	05/01/30	300,000
250,000	NY St Hsg Fin Agy Affordable Hsg Rev Var 320 W 38th St Hsg Remk, Ser A (Mandatory put 11/01/31)	3.57%	05/01/42	250,227
255,000	NY St Hsg Fin Agy Affordable Hsg, Ser B	3.20%	11/01/36	232,454
250,000	NY St Thruway Auth Gen Rev Jr Indebtedness Obl Subord, Ser B	4.00%	01/01/45	241,457
250,000	NY St Thruway Auth Ref, Ser P	5.00%	01/01/49	266,477
360,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	4.00%	10/01/30	359,069
250,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airls Inc John F Kennedy Intl Arpt Proj, AMT	5.00%	08/01/31	250,281
435,000	NY St Transprtn Dev Corp Spl Fac Rev Terminal 4 JFK Intl Arpt Proj, AMT	5.00%	12/01/30	461,722
315,000	NY St Urban Dev Corp Rev Personal Income Tax, Ser A	5.00%	03/15/35	343,927
75,000	Onondaga Cnty NY	3.00%	04/15/36	69,828
250,000	Onondaga NY Civic Dev Corp Ref Crouse Hlth Hosp Inc Proj, Ser A	5.13%	08/01/44	233,495
250,000	Oyster Bay NY, Ser A, AGM	2.00%	03/01/35	203,211
300,000	Port Auth of NY & NJ NY Ref, Ser 246, AMT	5.00%	09/01/44	313,700
250,000	Rockland Cnty NY Sol Wst Mgmt Auth Animal Shelter Proj, Ser A	6.25%	12/15/49	290,343
290,000	Southampton Vlg NY Ambulance Bldg	2.13%	03/01/29	266,684
500,000	Suffolk Regl Off Track Betting Corp NY Rev	6.00%	12/01/53	517,330
250,000	Syracuse Regl Arpt Auth NY Sr Arpt Rev Ref, AMT	4.00%	07/01/36	246,341
285,000	Triborough NY Bridge & Tunnel Auth Payroll Mobility Tax Ref MTA Bridges & Tunnels, Ser A	5.00%	05/15/47	301,541
250,000	Triborough NY Bridge & Tunnel Auth Revs, Ser A	5.00%	11/15/42	271,385
250,000	Util Debt Securitization Auth NY Ref TE, Ser 1	5.00%	12/15/41	280,563
250,000	Westchester Cnty NY Loc Dev Corp Rev Westchester Med Ctr Oblig Grp Proj, AGM	5.75%	11/01/49	276,141
250,000	Westchester NY Tobacco Asset Securitization Ref Sr, Ser B	5.00%	06/01/41	252,085
250,000	Yonkers NY, Ser F, BAM	5.00%	11/15/41	271,255
				18,025,116
	Puerto Rico — 5.4%
400,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	398,121
See Notes to Financial Statements

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Puerto Rico (Continued)
$250,000	Puerto Rico Indl Tourist Eductnl Med & Envrnmntl Control Fac San Juan Cruise Terminal Proj, Ser 2023-A-2-P3, AMT	6.50%	01/01/42	$294,454
400,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	396,904
				1,089,479

	Total Investments — 98.4%			19,709,093
	(Cost $19,495,024)
	Net Other Assets and Liabilities — 1.6%			311,338
	Net Assets — 100.0%			$20,020,431
Futures Contracts at January 31, 2025 (See Note 2C - Futures Contracts in the Notes to Financial Statements):

Futures Contracts Short	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Ultra 10-Year U.S. Treasury Notes	2	Mar-2025	$(222,750)	$(1,875)

(a)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2025, securities noted as such amounted to $262,639 or 1.3% of net assets.

Abbreviations throughout the Portfolio of Investments:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
See Notes to Financial Statements

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$19,709,093	$—	$19,709,093	$—

LIABILITIES TABLE
	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts**	$(1,875)	$(1,875)	$—	$—

*	See Portfolio of Investments for state and territory breakout.
**
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Assets and Liabilities
January 31, 2025 (Unaudited)

	First Trust California Municipal High Income ETF (FCAL)	First Trust New York Municipal High Income ETF (FMNY)
ASSETS:
Investments, at value	$268,202,154	$19,709,093
Cash	3,717	135,845
Cash segregated as collateral	29,279	1,219
Receivables:
Interest	3,132,440	183,365
Variation margin	46,687	1,938
Total Assets	271,414,277	20,031,460

LIABILITIES:
Investment advisory fees payable	150,729	11,029
Total Liabilities	150,729	11,029
NET ASSETS	$271,263,548	$20,020,431

NET ASSETS consist of:
Paid-in capital	$281,615,507	$21,365,918
Par value	55,000	7,500
Accumulated distributable earnings (loss)	(10,406,959)	(1,352,987)
NET ASSETS	$271,263,548	$20,020,431
NET ASSET VALUE, per share	$49.32	$26.69
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	5,500,002	750,002
Investments, at cost	$268,226,184	$19,495,024
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Operations
For the Six Months Ended January 31, 2025 (Unaudited)

	First Trust California Municipal High Income ETF (FCAL)	First Trust New York Municipal High Income ETF (FMNY)
INVESTMENT INCOME:
Interest	$4,959,488	$414,000
Total investment income	4,959,488	414,000

EXPENSES:
Investment advisory fees	861,103	64,546
Total expenses	861,103	64,546
NET INVESTMENT INCOME (LOSS)	4,098,385	349,454

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(281,212)	(19,533)
Futures contracts	154,568	7,496
Net realized gain (loss)	(126,644)	(12,037)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,186,894)	(145,425)
Futures contracts	(46,688)	(1,875)
Net change in unrealized appreciation (depreciation)	(2,233,582)	(147,300)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,360,226)	(159,337)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,738,159	$190,117
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Changes in Net Assets

	First Trust California Municipal High Income ETF (FCAL)		First Trust New York Municipal High Income ETF (FMNY)
	Six Months Ended 1/31/2025 (Unaudited)	Year Ended 7/31/2024	Six Months Ended 1/31/2025 (Unaudited)	Year Ended 7/31/2024
OPERATIONS:
Net investment income (loss)	$4,098,385	$5,839,994	$349,454	$575,353
Net realized gain (loss)	(126,644)	(1,046,270)	(12,037)	(74,545)
Net change in unrealized appreciation (depreciation)	(2,233,582)	3,464,196	(147,300)	289,212
Net increase (decrease) in net assets resulting from operations	1,738,159	8,257,920	190,117	790,020

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(4,016,802)	(5,695,478)	(352,751)	(576,001)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	27,433,820	109,180,702	1,355,754	5,330,174
Cost of shares redeemed	(7,410,207)	(7,442,694)	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	20,023,613	101,738,008	1,355,754	5,330,174
Total increase (decrease) in net assets	17,744,970	104,300,450	1,193,120	5,544,193

NET ASSETS:
Beginning of period	253,518,578	149,218,128	18,827,311	13,283,118
End of period	$271,263,548	$253,518,578	$20,020,431	$18,827,311

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	5,100,002	3,050,002	700,002	500,002
Shares sold	550,000	2,200,000	50,000	200,000
Shares redeemed	(150,000)	(150,000)	—	—
Shares outstanding, end of period	5,500,002	5,100,002	750,002	700,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights
For a share outstanding throughout each period
First Trust California Municipal High Income ETF (FCAL)

	Six Months Ended 1/31/2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$49.71	$48.92	$49.71	$55.37	$53.16	$52.70
Income from investment operations:
Net investment income (loss)	0.78 (a)	1.48 (a)	1.32 (a)	1.08	1.16	1.17
Net realized and unrealized gain (loss)	(0.41)	0.74	(0.81)	(5.65)	2.19 (b)	0.51
Total from investment operations	0.37	2.22	0.51	(4.57)	3.35	1.68
Distributions paid to shareholders from:
Net investment income	(0.76)	(1.43)	(1.29)	(1.08)	(1.14)	(1.17)
Return of capital	—	—	(0.01)	(0.01)	—	(0.05)
Total distributions	(0.76)	(1.43)	(1.30)	(1.09)	(1.14)	(1.22)
Net asset value, end of period	$49.32	$49.71	$48.92	$49.71	$55.37	$53.16
Total return (c)	0.76%	4.62%	1.08%	(8.33)%	6.37% (b)	3.23%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$271,264	$253,519	$149,218	$121,778	$105,199	$87,706
Ratio of total expenses to average net assets	0.65% (d)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net expenses to average net assets	0.65% (d)	0.65%	0.60%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	3.09% (d)	3.03%	2.71%	2.09%	2.16%	2.28%
Portfolio turnover rate (e)	13%	41%	54%	30%	25%	81%

(a)	Based on average shares outstanding.
(b)
The Fund received a reimbursement from the advisor in the amount of $219, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust New York Municipal High Income ETF (FMNY)

	Six Months Ended 1/31/2025 (Unaudited)	Year Ended July 31,			Period Ended 7/31/2021 (a)
		2024	2023	2022
Net asset value, beginning of period	$26.90	$26.57	$27.12	$30.51	$30.00
Income from investment operations:
Net investment income (loss)	0.48 (b)	0.94 (b)	0.86 (b)	0.68	0.09
Net realized and unrealized gain (loss)	(0.21)	0.32	(0.59)	(3.61)	0.48
Total from investment operations	0.27	1.26	0.27	(2.93)	0.57
Distributions paid to shareholders from:
Net investment income	(0.48)	(0.93)	(0.82)	(0.46)	(0.04)
Net realized gain	—	—	—	—	(0.02)
Total distributions	(0.48)	(0.93)	(0.82)	(0.46)	(0.06)
Net asset value, end of period	$26.69	$26.90	$26.57	$27.12	$30.51
Total return (c)	1.00%	4.86%	1.06%	(9.66)%	1.90%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$20,020	$18,827	$13,283	$10,848	$15,256
Ratio of total expenses to average net assets	0.65% (d)	0.65%	0.65%	0.65%	0.65% (d)
Ratio of net expenses to average net assets	0.65% (d)	0.54%	0.50%	0.50%	0.50% (d)
Ratio of net investment income (loss) to average net assets	3.52% (d)	3.55%	3.24%	2.18%	1.41% (d)
Portfolio turnover rate (e)	12%	36%	41%	154%	16%

(a)	Inception date is May 12, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund III
January 31, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the two funds (each a “Fund” and collectively, the “Funds”) listed below:

First Trust California Municipal High Income ETF – (Nasdaq, Inc. ticker “FCAL”)
First Trust New York Municipal High Income ETF – (NYSE Arca, Inc. ticker “FMNY”)
FCAL is a diversified series of the Trust. FMNY is a non-diversified series of the Trust.
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund. The primary investment objective of each Fund is to seek to provide current income that is exempt from regular federal income taxes and, for FCAL, California income taxes and, for FMNY, New York income taxes. The secondary investment objective of each Fund is long-term capital appreciation. Under normal market conditions, each Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes and, for FCAL, California income taxes and, for FMNY, New York State and New York City income taxes. There can be no assurance that a Fund will achieve its investment objectives. The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2025 (Unaudited)
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Exchange-traded futures contracts are valued at the end of the day settlement price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of the security;
 6)
the financial statements of the issuer;
 7)
the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security; and
12)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2025 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of January 31, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Securities purchased or sold on a when-issued or delayed-delivery securities basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Each Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery securities. At January 31, 2025, the Funds had no when-issued, delayed-delivery or forward purchase commitments.
C. Futures Contracts
The Funds may purchase or sell (i.e., are long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Funds are not able to enter into an offsetting transaction, the Funds will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statements of Operations.
Upon entering into a futures contract, a Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statements of Operations. This daily fluctuation in the value of the contract is also known as variation margin and is included in “Variation margin” payable or receivable on the Statements of Assets and Liabilities.
If market conditions change unexpectedly, the Funds may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
Restricted cash segregated as collateral for futures contracts in the amounts of $29,279 and $1,219 for FCAL and FMNY, respectively, is shown as “Cash segregated as collateral” on the Statements of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2025 (Unaudited)
D. Restricted Securities
FCAL invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of January 31, 2025, FCAL held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. FCAL does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
FCAL
CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Acdmy Proj, 5.38%, 07/01/34	06/14/18	$250,000	$100.05	$250,000	$250,135	0.09%
E. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Tax-Exempt Income	Distributions paid from Return of Capital
First Trust California Municipal High Income ETF	$10,657	$—	$5,684,821	$—
First Trust New York Municipal High Income ETF	177	—	575,824	—
As of July 31, 2024, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust California Municipal High Income ETF	$191,729	$(10,586,008)	$2,265,963
First Trust New York Municipal High Income ETF	86,696	(1,658,578)	381,529
F. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2025 (Unaudited)
In addition, each Fund intends to invest in municipal securities to allow it to pay shareholders “exempt dividends” as defined in the Code.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For FCAL, taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. For FMNY, the taxable period ended 2021 and the taxable years ended 2022, 2023, and 2024 remain open to federal and state audit. As of January 31, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2024, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust California Municipal High Income ETF	$10,586,008
First Trust New York Municipal High Income ETF	1,658,578
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2024, the Funds had no net late year ordinary or capital losses.
As of January 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust California Municipal High Income ETF	$268,226,184	$2,504,270	$(2,574,988)	$(70,718)
First Trust New York Municipal High Income ETF	19,495,024	363,343	(151,149)	212,194
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen,

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2025 (Unaudited)
Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreements between the Trust and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreements, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.65000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%
Fund net assets greater than $10 billion	0.58500%
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended January 31, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust California Municipal High Income ETF	$58,088,045	$33,368,187
First Trust New York Municipal High Income ETF	3,899,379	2,372,469
For the six months ended January 31, 2025, the Funds had no in-kind transactions.
5. Borrowings
The Trust, on behalf of FCAL, along with First Trust Exchange-Traded Fund IV, First Trust Series Fund and First Trust Variable Insurance Trust, has a credit agreement with BNY (the “Credit Agreement”) as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the Credit Agreement is $620 million and such commitment amount may be increased up to $700 million with the consent of one or more lenders. BNY charges on behalf of the lenders a commitment fee of 0.20% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans, and an agency fee. First Trust allocates the commitment

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2025 (Unaudited)
fee and agency fee amongst the funds that have access to the credit line. To the extent that FCAL accesses the credit line, there would also be an interest fee charged. FCAL did not have any borrowings outstanding during the six months ended January 31, 2025.
6. Derivative Transactions
The following table presents the types of derivatives held by each Fund at January 31, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
FCAL
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$46,688
FMNY
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	1,875

*
Includes cumulative appreciation/depreciation on futures contracts as reported in each Fund’s Portfolio of Investments. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended January 31, 2025, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	FCAL	FMNY
Interest Rate Risk Exposure
Net realized gain (loss) on futures contracts	$154,568	$7,496
Net change in unrealized appreciation (depreciation) on futures contracts	(46,688)	(1,875)
For FCAL, the average notional value of futures contracts outstanding during the six months ended January 31, 2025, which is indicative of the volume of this derivative type, was $4,066,813.
For FMNY, the average notional value of futures contracts outstanding during the six months ended January 31, 2025. which is indicative of the volume of this derivative type, was $150,083.
The Funds do not have the right to offset financial assets and financial liabilities related to futures contracts on the Statements of Assets and Liabilities.
7. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2025 (Unaudited)
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
8. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2025.
9. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there was the following subsequent event:
Effective February 26, 2025, the Credit Agreement was amended, and the commitment fee rate changed from 0.20% to 0.15%.

Other Information
First Trust Exchange-Traded Fund III
January 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended January 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended January 31, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended January 31, 2025

First Trust Exchange-Traded Fund III

First Trust Short Duration Managed Municipal ETF (FSMB)
First Trust Ultra Short Duration Municipal ETF (FUMB)

First Trust Exchange-Traded Fund III
Semi-Annual Financial Statements and Other Information
January 31, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments
January 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 99.7%
	Alabama — 5.1%
$130,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj No 4, Ser A-1 (Mandatory put 12/01/25)	4.00%	12/01/49	$130,508
1,035,000	Black Belt Energy Gas Dist AL Gas Proj Rev Bonds Proj No 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	1,038,257
490,000	Black Belt Energy Gas Dist AL Gas Proj Rev Proj No 6, Ser B (Mandatory put 12/01/26)	4.00%	10/01/52	491,542
3,760,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C (Mandatory put 07/01/31)	5.00%	05/01/55	3,985,981
1,165,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1	5.25%	12/01/27	1,215,848
1,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1 (Mandatory put 06/01/29)	5.25%	02/01/53	1,050,317
1,000,000	Energy SE AL A Cooperative Dist Energy Sply Rev, Ser B (Mandatory put 06/01/32)	5.25%	07/01/54	1,078,215
2,470,000	Lower AL Gas Dist Gas Proj Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	2,476,462
1,930,000	Lower AL Gas Dist Gas Proj Rev, Ser A	5.00%	09/01/27	1,992,796
200,000	Midcity Impt Dist AL Spl Assmnt Rev	3.88%	11/01/27	194,123
2,000,000	Mobile AL Indl Dev Brd Poll Control Rev Var AL Pwr Co Barry Plant Remk (Mandatory put 03/12/26)	3.30%	07/15/34	2,003,417
2,315,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A (Mandatory put 10/01/28)	4.00%	11/01/51	2,318,732
2,095,000	SE Energy Auth AL Cmdy Sply Rev Proj #2, Ser B	4.00%	06/01/30	2,112,692
500,000	SE Energy Auth AL Cmdy Sply Rev Proj No 3, Ser A-1	5.00%	12/01/26	512,337
2,000,000	Selma AL Indl Dev Brd Rev Var Intl Paper Company Proj Ref Remk, Ser A (Mandatory put 10/01/31)	3.45%	11/01/33	1,981,136
				22,582,363
	Arizona — 1.8%
1,340,000	AZ Indl Dev Auth Hosp Rev Phoenix Children’s Hosp, Ser A	5.00%	02/01/35	1,436,255
1,250,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj, Ser B (a)	5.00%	07/01/29	1,263,837
855,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Fire Mesa & Red Rock Cmps Proj, Ser A	3.55%	07/15/29	829,782
965,000	AZ St Indl Dev Auth Edu Rev Pinecrest Acdmy Horizon Inspirada & St Rose Cmps, Ser A (a)	5.00%	07/15/28	978,275
100,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (a)	5.00%	07/01/26	100,679
230,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (a)	4.00%	07/15/26	229,771
500,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund Sustainable Bonds, Ser A	4.00%	11/01/27	502,465
345,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Equitable Sch Revolving Fund Sustainable Bonds, Ser A	5.00%	11/01/32	383,097
1,250,000	Chandler AZ Indl Dev Auth Indl Dev Rev Var Intel Corp Proj, Ser 2022-2, AMT (Mandatory put 09/01/27)	5.00%	09/01/52	1,280,951
1,000,000	Coconino Cnty AZ Poll Controlcorp Var Ref NV Pwr Co Proj Remk, Ser B (Mandatory put 03/31/26)	3.75%	03/01/39	999,624
				8,004,736
	California — 4.7%
910,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Clean Energy Proj Rev Bonds Sustainable Bond, Ser A-1 (Mandatory put 04/01/32)	5.00%	05/01/54	970,787
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$350,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser A-1 (Mandatory put 08/01/28)	4.00%	05/01/53	$350,053
4,500,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/31)	4.00%	02/01/52	4,482,758
1,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/29)	5.00%	07/01/53	1,048,595
1,250,000	CA St Hlth Facs Fing Auth Rev Initial Entrance Fees, Ser A	3.85%	11/15/27	1,251,122
1,160,000	CA St Hlth Facs Fing Auth Rev Var Ref Stanford Hlth Care, Ser A (Mandatory put 08/15/25)	3.00%	08/15/54	1,160,175
525,000	CA St Muni Fin Auth Mobile Home Park Rev Ref Sr Caritas Projs, Ser A	5.00%	08/15/25	530,815
100,000	CA St Muni Fin Auth Ref Palomar Hlth, Ser A, AGM, COPS	5.00%	11/01/27	104,344
1,000,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	993,542
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser B-1, AMT	3.00%	11/01/25	993,640
2,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Ref Rep Svcs Inc Proj Remk, AMT (Mandatory put 02/18/25) (a)	4.05%	07/01/43	2,000,271
2,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Wst Mgmt Proj Remk, Ser A, AMT (Mandatory put 07/02/29)	4.25%	07/01/31	2,027,203
350,000	CA St Sch Fin Auth Chrt Sch Rev Ref Classical Academies Oceanside Proj, Ser A (a)	4.00%	10/01/27	350,628
80,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No 1	4.00%	09/01/25	80,207
100,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/26	101,111
475,000	Fontana CA Spl Tax Cmnty Facs Dt #109	5.00%	09/01/30	506,395
260,000	Fontana CA Spl Tax Cmnty Facs Dt #109	5.00%	09/01/32	279,157
1,100,000	Long Beach CA Marina Rev	5.00%	05/15/32	1,102,816
730,000	Los Angeles CA Dept of Arpts Arpt Rev Subord Ref, Ser A, AMT	5.00%	05/15/29	775,215
500,000	Ontario CA Cmnty Facs Dist #64 Spl Tax Sunset Ranch	5.00%	09/01/30	524,558
525,000	Ontario CA Cmnty Facs Dist #64 Spl Tax Sunset Ranch	5.00%	09/01/31	554,403
70,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	3.00%	09/01/25	69,654
85,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	4.00%	09/01/26	85,502
145,000	San Francisco CA City & Cnty Dev Spl Tax Dist No Mission Rock Fac and Svcs, Ser A (a)	4.00%	09/01/26	145,670
100,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/26	101,004
225,000	Western Placer Wst Mgmt Auth CA Solid Wst Rev Landfill Impt Proj, Ser B	5.00%	06/01/34	235,044
				20,824,669
	Colorado — 2.3%
500,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (a)	5.00%	12/15/28	503,723
400,000	CO St Hlth Facs Auth Rev Commonspirit Hlth Oblig Grp, Ser A	5.00%	11/01/26	413,064
1,000,000	CO St Hlth Facs Auth Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.25%	05/15/30	1,024,102
125,000	CO St Hlth Facs Auth Rev Var Ref Intermountain Hlthcare, Ser B (Mandatory put 08/17/26)	5.00%	05/15/62	128,502
2,000,000	CO St Hlth Facs Auth Rev Var Ref Intermountain Hlthcare, Ser C (Mandatory put 08/15/28)	5.00%	05/15/62	2,121,622
1,290,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/31	1,348,490
1,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/34	1,037,114
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$1,000,000	Denver City & Cnty CO Arpt Rev Var Ref, Ser B2, AMT (Mandatory put 11/15/25)	5.00%	11/15/31	$1,011,749
770,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/25	782,041
500,000	Sand Creek CO Met Dist Ref Ltd Tax, Ser A	4.00%	12/01/31	495,065
1,055,000	Traditions CO Met Dist #2 Ref, BAM	5.00%	12/01/32	1,090,714
				9,956,186
	Connecticut — 1.8%
215,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare, Ser A	5.00%	07/01/30	229,826
135,000	CT St Hlth & Eductnl Facs Auth Rev Ref Yale Univ, Ser A-2 (Mandatory put 07/01/26)	2.00%	07/01/42	132,817
1,700,000	CT St Hlth & Eductnl Facs Auth Rev Var Remk, Ser A (Mandatory put 02/10/26)	2.80%	07/01/48	1,693,565
1,365,000	CT St Hsg Fin Auth Ref St Supported Spl Oblig, Ser 21, AMT	4.00%	06/15/30	1,369,958
2,000,000	CT St Spl Tax Oblig Rev Transprtn Infra, Ser A	5.00%	09/01/30	2,055,490
140,000	CT St Spl Tax Oblig Rev, Ser B	5.00%	10/01/27	148,112
1,000,000	CT St, Ser B	5.00%	06/15/25	1,008,432
1,500,000	E Hartford CT Hsg Auth Multifamily Hsg Rev Var Summerfield Townhouses Proj, Ser A (Mandatory put 02/01/25)	4.25%	02/01/27	1,500,000
				8,138,200
	District of Columbia — 0.5%
1,000,000	Met Washington DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/28	1,052,409
1,060,000	Met Washington DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/30	1,108,214
				2,160,623
	Florida — 9.2%
200,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/25	199,462
135,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/26	134,394
1,165,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Assmt Area 3A (a)	4.50%	11/01/29	1,179,682
260,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2021	2.38%	05/01/26	254,239
165,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2022	4.13%	05/01/27	164,686
105,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	2.63%	05/01/26	103,111
645,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	3.13%	05/01/31	602,507
155,000	Black Creek FL CDD Spl Assmnt Expansion Area Proj	4.80%	06/15/27	156,997
1,285,000	Broward Cnty FL Port Facs Rev Sr Bond, Ser B, AMT	5.00%	09/01/28	1,347,990
350,000	Cross Creek N CDD FL Spl Assmnt, Ser 2022	3.40%	05/01/27	346,996
610,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area Two	3.00%	05/01/27	593,816
100,000	Epperson N CDD FL Capital Impt Rev Assmnt Area Three, Ser A	2.45%	11/01/26	97,141
355,000	Escambia Cnty FL Envrnmntl Impt Rev Var Ref Intl Paper Co Proj Remk, Ser B (Mandatory put 10/01/31)	3.45%	11/01/33	351,652
500,000	FL St Dept Gen Svcs Div Facs Mgmt Rev Ref FL Facs Pool, Ser A	4.00%	09/01/30	514,271
155,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/26	154,659
150,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/28	151,130
100,000	FL St Dev Fin Corp Sr Living Rev Ref Glenridge on Palmer Ranch Proj (a)	4.00%	06/01/25	99,819
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$1,250,000	FL St Hsg Fin Corp Mf Mtge Rev Var Maison at Solvita Marketplace, Ser G-2 (Mandatory put 05/01/28)	3.50%	11/01/42	$1,247,486
2,000,000	FL St Hsg Fin Corp Mf Mtge Rev Var The Enclave at Canopy Park, Ser I (Mandatory put 01/01/28)	3.30%	07/01/58	1,991,579
1,750,000	FL St Hsg Fin Corp Var The Sailx On Vine, Ser E (Mandatory put 06/01/27)	3.80%	06/01/42	1,760,716
380,000	Harmony FL CDD Capital Impt Rev Ref	5.00%	05/01/25	380,125
845,000	Hidden Creek N Cmnty Dev Dist FL Spl Assmnt, Ser A1	4.00%	11/01/30	842,379
105,000	Hills Minneola Cmnty Dev Dist FL Spl Assmnt Rev S Parcel Assmnt Area (a)	3.00%	05/01/25	104,710
2,200,000	Hills Minneola Cmnty Dev Dist FL Spl Assmnt Rev S Parcel Assmnt Area (a)	3.50%	05/01/31	2,102,761
295,000	Hyde Park CDD #1 FL Spl Assmnt, Ser A	4.75%	05/01/31	294,789
750,000	Lakes By The Bay S FL CDD Assmnt Ref	5.00%	05/01/27	764,869
440,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev N E Sector Proj Phase 1A	4.25%	05/01/28	440,279
1,000,000	Lee Cnty FL Indl Dev Auth Hlthcare Facs Rev Shell Point, Ser 2024B-3 (Temps-50)	4.13%	11/15/29	1,003,620
240,000	Lee Cnty FL Indl Dev Auth Hosp Rev Exchange Ref Lee Hlth Sys, Ser 2019 A-1	5.00%	04/01/35	251,848
690,000	Liberty Cove CDD FL Spl Assmnt Rev Assmnt Area One Proj	4.80%	05/01/31	687,743
375,000	LTC Ranch W Rsdl Cmnty Dev Dist Spl Assmnt Rev Assmnt Area One Proj, Ser A	2.50%	05/01/26	367,103
145,000	LTC Ranch W Rsdl Cmnty Dev Dist Spl Assmnt Rev Assmnt Area Two Proj Pod 5, Ser AA2	4.85%	05/01/31	145,654
1,500,000	Miami Dade Cnty FL Eductnl Facs Auth Rev Ref Univ of Miami, Ser A	5.00%	04/01/33	1,686,854
2,035,000	Miami-Dade Cnty FL Sch Brd Ref, Ser C, COPS	5.00%	02/01/32	2,070,571
4,000,000	Miami-Dade Cnty FL Seaport Rev Ref Sr Bonds, Ser A, AMT	5.00%	10/01/30	4,250,656
205,000	Mirada II Cmnty Dev Dist FL Cap Impt Rev	2.50%	05/01/26	200,756
1,870,000	Palm Beach Cnty FL Hlth Facs Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp	5.00%	11/15/32	1,906,290
500,000	Parrish Lakes CDD Capital Impt Rev Assmnt Area Three	5.00%	05/01/31	500,085
85,000	Pine Isle Cmnty Dev Dist FL Spl Assmnt 2021 Proj (a)	2.38%	12/15/26	82,873
415,000	Rhodine Road N CDD FL Spl Assmnt 2019 Assmnt Area	4.00%	05/01/30	416,841
1,000,000	S Kendall FL CDD Spl Assmnt Ref	4.00%	11/01/31	993,420
450,000	Saltleaf CDD FL Capital Impt Rev	4.75%	05/01/31	450,615
960,000	San Simeon Cmnty Dev Dist FL Spl Assmnt (a)	3.75%	06/15/31	924,606
240,000	Sarasota Natl FL CDD Spl Assmnt Ref	3.00%	05/01/25	239,447
740,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (a)	4.50%	11/01/29	746,045
105,000	Shingle Creek at Bronson CDD FL Spl Assmnt	2.50%	06/15/26	102,946
235,000	Silver Palms W CDD FL Spl Assmnt 2022 Proj	2.60%	06/15/27	226,402
145,000	Six Mile Creek FL CDD Capital Impt Rev Assmnt Area 3 Phase 1	2.50%	05/01/26	142,334
465,000	Summer Woods CDD FL Spl Assmnt Area Two 2020 Proj	3.30%	05/01/31	436,100
665,000	The Heights CDD FL Spl Assmnt Rev CDD	4.00%	01/01/28	663,169
220,000	Timber Creek SW CDD FL Spl Assmnt Area Two Proj	2.35%	12/15/26	213,102
780,000	Tolomato FL CDD Ref 2022A Assmnt Area, Ser A, AGM	3.00%	05/01/26	776,273
825,000	Tolomato FL CDD Ref 2022A Assmnt Area, Ser A, AGM	3.00%	05/01/28	820,057
250,000	Two Rivers W CDD FL Spl Assmnt Proj, Ser 2024	4.80%	05/01/31	250,586
405,000	V-Dana CDD FL Spl Assmnt Assmnt Area Two 2025 Proj Area (a) (b)	4.45%	05/01/32	405,577
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$190,000	V-Dana CDD FL Spl Assmnt CDD Assmnt Area One 2021 Proj	2.60%	05/01/26	$186,662
850,000	Venice FL Temps 50 Vlg on The Isle Proj, Ser B-3 (a)	4.25%	01/01/30	850,664
660,000	Veranda CDD II FL Spl Assmnt Rev Ref Assmt Area 3 Preserve E Proj	4.25%	05/01/31	663,739
225,000	Villamar CDD FL Spl Assmnt	4.00%	05/01/29	224,207
425,000	Volusia Cnty FL Eductnl Fac Auth Stetson Univ Inc Proj	5.00%	06/01/30	453,753
565,000	W Vlgs FL Impt Dist Ref Spl Assmt Unit Dev #1	4.50%	05/01/32	565,529
130,000	Westside Haines City CDD Spl Assmnt Area One Proj	2.50%	05/01/26	127,319
				40,415,691
	Georgia — 7.5%
2,000,000	Appling Cnty GA Dev Auth Var GA Pwr Co Plt Hatch Proj (c)	2.00%	09/01/41	2,000,000
2,000,000	Atlanta GA Arpt Rev Ref, Ser B, AMT	5.00%	07/01/26	2,050,898
2,500,000	Atlanta GA Urban Rsdl Fin Auth Mf Hsg Rev Var N Block (Mandatory put 02/01/28)	3.40%	02/01/29	2,503,206
2,475,000	Bartow Cnty GA Dev Auth Var GA Pwr Comp Plant Bowen Proj Remk (Mandatory put 08/19/25)	2.88%	08/01/43	2,467,100
250,000	Bartow Cnty GA Dev Auth Var Ref GA Pwr Co Plt Bowen Proj Remk, First Ser (Mandatory put 03/08/28)	3.95%	12/01/32	255,860
1,000,000	Burke Cnty GA Dev Auth Poll Control Rev GA Pwr Co Plant Vogtle Proj Remk, 1st Ser (c)	2.00%	11/01/48	1,000,000
875,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plant Vogtle Proj Remk, 5th Ser (Mandatory put 06/13/28)	3.70%	10/01/32	889,654
1,000,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Vogtle, 1st Ser (c)	1.90%	07/01/49	1,000,000
800,000	Burke Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Vogtle Proj (c)	1.90%	11/01/52	800,000
1,500,000	Burke Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Vogtle Proj Remk, 1st Ser (Mandatory put 03/12/27)	3.38%	11/01/53	1,505,787
250,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser B	5.00%	04/01/27	260,887
420,000	GA St Hsg & Fin Auth Rev Ref, Ser C	3.50%	06/01/31	419,110
650,000	GA St Hsg & Fin Auth Rev Ref, Ser C	3.55%	12/01/31	649,321
735,000	GA St Ref Bid Grp 3, Ser C	4.00%	07/01/25	739,098
2,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	06/01/29	2,097,101
4,265,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 09/01/27)	4.00%	07/01/52	4,319,378
510,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	508,699
2,180,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 09/01/31)	5.00%	05/01/54	2,311,609
2,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 06/01/32) (b)	5.00%	06/01/55	2,137,884
800,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B	5.00%	06/01/26	815,085
1,290,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 09/01/26)	4.00%	03/01/50	1,293,468
100,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser D (Mandatory put 12/01/30)	5.00%	05/01/54	104,427
1,000,000	Monroe Cnty GA Dev Auth Poll Control Rev GA Pwr Co Plant Scherer Proj Remk, 1st Ser	2.25%	07/01/25	992,649
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia (Continued)
$1,700,000	Monroe Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plt Scherer Proj Remk, 2nd Ser (Mandatory put 03/06/26)	3.88%	10/01/48	$1,714,728
405,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj M, Ser A, AGM	5.00%	07/01/28	431,856
				33,267,805
	Guam — 0.1%
250,000	Guam Govt Busn Privilege Tax Rev Ref, Ser F	5.00%	01/01/28	260,057
	Illinois — 5.7%
590,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/32	616,588
80,000	Chicago IL Brd of Edu Chicago Sch Reform Brd, Ser A, NATL-RE	5.50%	12/01/26	80,921
110,000	Chicago IL Brd of Edu Ref, Ser A	5.00%	12/01/26	111,524
625,000	Chicago IL Brd of Edu Sustainable Bond, Ser E	5.13%	12/01/32	625,137
500,000	Chicago IL Midway Arpt Rev Ref Sr Lien, Ser A, AMT, BAM	5.00%	01/01/27	514,383
2,000,000	Chicago IL Midway Arpt Rev Ref Sr, Ser C, AMT	5.00%	01/01/33	2,163,087
520,000	Chicago IL O’Hare Intl Arpt Rev Gen Sr Lien, Ser D, AMT	5.00%	01/01/29	532,612
500,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien O’Hare Intl Arpt, Ser C, AMT	5.00%	01/01/26	509,317
2,230,000	Chicago IL Wtrwks Rev Ref 2nd Lien, AGM	5.25%	11/01/34	2,333,829
675,000	Cook Cnty IL Sales Tax Rev Ref, Ser A	5.00%	11/15/29	732,169
1,250,000	Grundy Kendall & Will Cntys IL Cmnty High Sch Dist #111 Debt Ctfs	5.00%	12/01/29	1,251,072
2,000,000	IL St Fin Auth Gas Sply Rev Peoples Gas Light & Coke Co Remk	3.90%	03/01/30	1,959,909
225,000	IL St Fin Auth Rev Ref Ascension Hlth Credit Grp, Ser C	5.00%	02/15/27	234,165
2,000,000	IL St Fin Auth Rev Ref Ascension Hlth Credit Grp, Ser C	5.00%	02/15/30	2,070,784
2,000,000	IL St Hsg Dev Auth Mf Hsg Rev Var 6900 Crandon (Mandatory put 02/01/26)	5.00%	02/01/27	2,034,566
625,000	IL St Hsg Dev Auth Mf Hsg Rev Var S Shore (Mandatory put 06/01/25)	4.00%	06/01/26	626,352
2,000,000	IL St Muni Elec Agy Pwr Sply Ref, Ser A	5.00%	02/01/26	2,018,891
550,000	IL St Ref, Ser B	5.00%	03/01/25	550,786
500,000	IL St Sales Tax Rev Ref, Subser C, BAM	4.00%	06/15/27	502,673
250,000	IL St, Ser B	5.00%	05/01/28	263,465
2,565,000	IL St, Ser C	5.00%	11/01/29	2,682,902
710,000	Railsplitter IL Tobacco Stlmt Auth (Pre-refunded maturity 06/01/26)	5.00%	06/01/27	730,098
1,055,000	Rock Island Cnty IL Sch Dist #41 Rock Island, BAM	5.00%	12/01/29	1,126,838
1,000,000	Wauconda IL Spl Svc Area #1 Spl Tax Ref, BAM	5.00%	03/01/33	1,000,995
				25,273,063
	Indiana — 3.0%
2,000,000	IN St Fin Auth Envrnmntl Facs Rev Var Ref IN Pwr & Light Co Proj, Ser A	1.40%	08/01/29	1,754,403
545,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	548,672
1,480,000	IN St Fin Auth Hlth Fac Rev Margaret Mary Hlth Proj, Ser A	5.00%	03/01/30	1,557,995
2,015,000	IN St Fin Auth Hlth Sys Rev IN Univ Hlth Oblig Grp, Ser B (Mandatory put 07/01/25)	2.25%	12/01/58	2,001,728
55,000	IN St Fin Auth Rev BHI Sr Living, Ser A	4.00%	11/15/26	54,960
315,000	IN St Fin Auth Rev Cmnty Fdtn of NW IN Ref	5.00%	03/01/31	315,431
1,000,000	Rockport IN Poll Control Rev Ref AEP Generating Company Proj Remk, Ser A	3.13%	07/01/25	998,117
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana (Continued)
$1,000,000	Rockport IN Poll Control Rev Ref AEP Generating Company Proj Remk, Ser B	3.13%	07/01/25	$998,117
3,610,000	Rockport IN Poll Control Rev Ref IN MI Pwr Co Proj Remk, Ser A	3.05%	06/01/25	3,602,639
1,550,000	Whiting IN Envrnmntl Facs Rev Ref BP Products N America Inc Proj, Ser A, AMT (Mandatory put 06/05/26)	5.00%	12/01/44	1,572,965
				13,405,027
	Iowa — 0.3%
1,000,000	IA St Brd Regents Hosp Rev Univ of IA Hlth Cares Hosp Sys, Ser A (b)	5.00%	09/01/27	1,053,699
465,000	Pefa Inc IA Gas Proj Rev (Mandatory put 09/01/26)	5.00%	09/01/49	473,799
				1,527,498
	Kansas — 1.1%
1,000,000	Dodge City KS Temp Nts, Ser 2023-1	4.13%	09/01/25	1,000,994
2,660,000	Johnson Cnty KS Unif Sch Dist #512 Shawnee Mission Ref, Ser A	3.25%	10/01/28	2,662,593
1,370,000	Wyandotte Cnty KS Kansas City Unif Govt Spl Oblg Rev Ref Sales Tax KS Intl Speedway Corp Proj	5.00%	12/01/25	1,371,764
				5,035,351
	Kentucky — 3.0%
1,000,000	KY St Econ Dev Fin Auth Sol Wst Disp Rev Ref Rep Svcs Remk, Ser A, AMT (Mandatory put 03/03/25)	4.20%	04/01/31	1,000,000
1,070,000	KY St Interlocal Sch Transprtn Assn Equipment Lease Re, COPS	4.00%	03/01/29	1,097,618
1,060,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser B	5.00%	08/01/28	1,104,949
1,135,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser B (Mandatory put 08/01/32)	5.00%	01/01/55	1,208,283
325,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C (Mandatory put 02/01/28)	4.00%	02/01/50	325,899
330,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/25	333,928
200,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Var Norton Hlthcare Inc, Ser C (Mandatory put 10/01/26)	5.00%	10/01/47	205,606
2,000,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Var Norton Hlthcare Inc, Ser C (c)	1.80%	10/01/53	2,000,000
1,100,000	Meade Cnty KY Indl Bldg Rev Var Nucor Steel Brandenburg Proj Sustainable Bond, Ser B-1 (c)	2.35%	08/01/61	1,100,000
1,860,000	Owensboro KY Wtr Rev Ref & Impt	3.50%	09/15/31	1,859,319
1,195,000	Paducah KY Elec Plant Brd Rev Ref, Ser A, AGM	5.00%	10/01/30	1,229,733
1,580,000	Trimble Cnty KY Envrnmntl Facs Rev Var Louisville Gas & Elec Co Proj, Ser A, AMT (Mandatory put 06/01/27)	4.70%	06/01/54	1,601,428
				13,066,763
	Louisiana — 1.7%
1,200,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Hosp Womans Fdtn Proj, Ser A	5.00%	10/01/33	1,239,917
1,150,000	LA St Pub Facs Auth Sol Wst Disp Fac Rev Var Elementus Minerals LLC Proj (Mandatory put 11/01/25) (a)	5.00%	10/01/43	1,159,295
1,000,000	Saint James Parish LA Rev Var Nustar Logistics LP Proj Remk, Ser 2011 (Mandatory put 06/01/25) (a)	5.85%	08/01/41	1,005,757
4,000,000	Saint John The Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj Remk, Ser C (Mandatory put 07/03/28)	3.30%	06/01/37	4,006,345
				7,411,314
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Maine — 0.2%
$1,000,000	ME St Fin Auth Sol Wst Disp Rev Casella Waste Sys Proj, AMT (Mandatory put 08/01/25) (a)	5.13%	08/01/35	$1,004,816
	Maryland — 2.4%
435,000	Cmnty Dev Admin MD Mf Dev Rev Sustainable Bonds Vlgs at Marley Station, Ser D-1	3.55%	08/01/31	430,595
345,000	Cmnty Dev Admin MD Mf Dev Rev Sustainable Bonds Vlgs at Marley Station, Ser D-1	3.60%	02/01/32	341,701
3,000,000	Cmnty Dev Admin MD Mf Dev Rev Sustainable Bonds Vlgs at Marley Station, Ser D-2	3.30%	01/01/29	3,002,951
1,550,000	MD St Econ Dev Corp Var Ref Constellation Energy Grp Proj Remk, Ser B (Mandatory put 04/03/28)	4.10%	10/01/36	1,580,386
1,000,000	MD St First Ser	4.00%	06/01/29	1,000,222
100,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	5.00%	06/01/28	103,781
2,385,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Var Ref Johns Hopkins Hlth Sys, Ser A (c)	1.75%	06/01/48	2,385,000
925,000	MD St Stadium Auth Rev Football Stadium Issue, Ser A	5.00%	03/01/25	926,640
1,000,000	MD St Transprtn Auth Passenger Fac Charge Baltimore Washington Intl Thurgood Marshall Arpt, AMT	5.00%	06/01/25	1,006,473
				10,777,749
	Michigan — 1.9%
220,000	Detroit MI	5.00%	04/01/26	224,116
435,000	Great Lakes MI Wtr Auth Sewage Disposal Sys Rev Ref 2nd Lien, Ser C	5.00%	07/01/36	443,615
500,000	Great Lakes MI Wtr Auth Sewage Disposal Sys Rev Ref Sr Lien, Ser B	5.00%	07/01/31	510,856
140,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Second Lien, Ser D	5.00%	07/01/36	142,773
400,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Sr Lien Bonds, Ser B	5.00%	07/01/29	434,816
1,155,000	MI St Fin Auth Rev Multi Modal McLaren Hlth Care, Ser A	5.00%	02/15/29	1,232,316
155,000	MI St Fin Auth Rev Ref Hosp McLaren Hlth Care, Ser A	5.00%	05/15/27	155,700
1,790,000	MI St Fin Auth Rev Var Trinity Hlth Credit Grp, Ser B (Mandatory put 12/01/28)	5.00%	12/01/43	1,891,541
500,000	MI St Fin Auth Rev, Ser A-1	5.00%	07/21/25	504,399
2,000,000	MI St Strategic Fund Ltd Oblg Rev Var Consumers Energy Company Proj Remk, AMT (Mandatory put 10/01/27)	3.35%	10/01/49	1,991,292
1,000,000	MI St Strategic Fund Ltd Oblg Rev Var DTE Elec Company Exempt Fac Proj, Ser 2023DT, AMT (Mandatory put 06/03/30)	3.88%	06/01/53	1,007,775
				8,539,199
	Minnesota — 1.5%
2,250,000	Buffalo MN Indep Sch Dist #877	3.00%	02/01/29	2,204,841
3,510,000	Hennepin Cnty MN Sales Tax Rev Ref 1st Lien Ballpark Proj, Ser A	5.00%	12/15/30	3,641,067
550,000	Minneapolis Saint Paul MN Met Arpts Commn Arpt Rev Ref Sub, Ser B, AMT	5.00%	01/01/35	573,634
				6,419,542
	Mississippi — 0.2%
675,000	Gulfport MS Hosp Fac Rev Memorial Hosp at Gulfport Proj	5.00%	07/01/32	732,344
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Missouri — 1.6%
$1,000,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intl Arpt, Ser A, AMT	5.00%	03/01/30	$1,059,798
1,000,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Saint Lukes Hlth Sys Inc	4.00%	11/15/33	1,002,681
1,000,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref, Ser C (Mandatory put 05/01/28)	5.00%	05/01/52	1,054,849
760,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/28	766,835
500,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Projs, Ser A	5.00%	02/01/29	525,637
485,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Projs, Ser A	5.00%	02/01/30	514,192
1,485,000	Pettis Cnty MO Sch Dist Sedalia Lease Sedalia Sch Dist No 200 of Pettis Cnty, MO Proj, COPS	5.00%	04/15/29	1,575,408
575,000	Saint Louis Cnty MO Pattonville Sch Dist #R-3	4.00%	03/01/25	575,578
				7,074,978
	Montana — 0.5%
2,000,000	Forsyth Mt Poll Control Rev Ref Northwestern Corp Colstrip Proj	3.88%	07/01/28	2,027,683
	Nebraska — 0.7%
1,000,000	Centrl Plains Energy Proj NE Gas Proj Rev Var Ref Proj #4, Ser A (Mandatory put 11/01/29)	5.00%	05/01/54	1,047,556
400,000	Muni Energy Agy of NE Ref	5.00%	04/01/28	414,610
250,000	Omaha NE Pub Dist Elec Rev Ref Sys, Ser A	5.00%	02/01/28	255,110
1,235,000	Omaha NE Pub Facs Corp Lease Rev, Ser A	4.00%	04/15/25	1,237,516
				2,954,792
	Nevada — 0.9%
120,000	Clark Cnty NV Sch Dist Bldg Cr, Ser B, AGM	5.00%	06/15/31	127,982
250,000	Las Vegas NV Spl Impt Dist #808 & #810 Ref	5.00%	06/01/28	250,121
950,000	Las Vegas NV Spl Impt Dist #812 Loc Impt Summerlin Vlg 24	5.00%	12/01/31	959,281
225,000	Las Vegas NV Spl Impt Dist #816 Summerlin Vlg 22	2.00%	06/01/26	216,462
470,000	NV Dept of Busn & Ind NV Doral Acdmy, Ser A	5.00%	07/15/27	471,824
2,000,000	NV St Hsg Div Var Carville Park Apartments (Mandatory put 07/01/27)	5.00%	07/01/28	2,075,747
				4,101,417
	New Hampshire — 0.4%
1,175,000	Natl Fin Auth NH Pollution Control Rev Ref NY St Elec & Gas Corp Proj, Ser A, AMT	4.00%	12/01/28	1,176,636
800,000	Natl Fin Auth NH Spl Rev Emberly and Canterra Creek Projs (a)	5.38%	12/01/31	798,565
				1,975,201
	New Jersey — 2.2%
2,000,000	NJ St	2.00%	06/01/29	1,850,348
580,000	NJ St Econ Dev Auth Rev Portal N Bridge Proj NJ Transit Transprtn Proj Bonds, Ser A	5.00%	11/01/26	598,144
2,000,000	NJ St Econ Dev Auth Rev Ref Sch Facs Constr, Ser GGG (a)	5.25%	09/01/26	2,071,921
2,000,000	NJ St Hlth Care Facs Fing Auth Rev Ref Rwj Barnabas Hlth Oblig Grp Issue, Ser B-2 (Mandatory put 07/01/25)	5.00%	07/01/42	2,015,315
965,000	NJ St Hlth Care Facs Fing Auth Rev Ref Rwj Barnabas Hlth Oblig Grp Issue, Ser B-3 (Mandatory put 07/01/26)	5.00%	07/01/45	988,482
2,275,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(d)	12/15/25	2,214,393
				9,738,603
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Mexico — 0.7%
$2,000,000	Farmington NM Poll Control Rev Var Ref Pub Svc Co NM San Juan Proj Remk, Ser D (Mandatory put 06/01/28)	3.90%	06/01/40	$2,026,837
1,200,000	NM St Hosp Equipment Loan Council Hosp Rev Txbl Ref Presbyterian Hlthcare Svcs Remk, Ser C (c)	4.30%	08/01/42	1,200,000
				3,226,837
	New York — 3.1%
305,000	Batavia Town NY, BANS	4.00%	03/05/25	305,311
2,000,000	Chautauqua Cnty NY Capital Res Corp Exempt Facs Rev Var Ref NRG Energy Proj Remk (Mandatory put 04/03/28)	4.25%	04/01/42	2,027,611
1,500,000	Elmira City NY Sch Dist, BANS	4.50%	06/13/25	1,508,795
285,000	Kings Park NY Centrl Sch Dist, Ser B	3.00%	07/15/31	276,485
2,260,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds, Ser F-2A (Mandatory put 12/22/26)	3.40%	11/01/62	2,260,296
1,000,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Var 2nd Gen Resolution, Subser CC (c)	1.85%	06/15/53	1,000,000
340,000	New York City NY Transitional Fin Auth Bldg Aid Rev Ref Fiscal 2018, Ser S-1	5.00%	07/15/35	353,825
3,125,000	NY St Hsg Fin Agy Affordable Hsg Rev Var 320 W 38th St Hsg Remk, Ser A (Mandatory put 11/01/31)	3.57%	05/01/42	3,127,841
500,000	NY St Hsg Fin Agy St Personal Income Tax Rev Var Sustainable Bonds, Ser A-2 (Mandatory put 12/15/30)	3.45%	06/15/54	498,553
205,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airls Inc John F Kennedy Intl Arpt Proj, AMT	2.25%	08/01/26	199,880
1,180,000	Port Auth of NY & NJ NY Ref, 194th Ser	5.00%	10/15/34	1,194,040
1,100,000	Tioga NY Centrl Sch Dist, BANS	4.50%	06/27/25	1,106,844
				13,859,481
	North Carolina — 3.7%
400,000	Charlotte Mecklenburg NC Hosp Auth Hlth Care Sys Rev Var Atrium Hlth Remk, Ser D (Mandatory put 06/15/27)	3.63%	01/15/48	402,385
1,080,000	Charlotte NC Arpt Rev Charlotte Douglas Intl Arpt, Ser B, AMT	5.00%	07/01/27	1,121,666
250,000	Charlotte NC Arpt Rev, Ser A	5.00%	07/01/30	261,218
1,000,000	Columbus Cnty NC Indl Facs & Poll Control Fing Auth Rev Var Ref Intl Paper Co Proj, Ser A (Mandatory put 06/16/25)	1.38%	05/01/34	990,128
400,000	NC St Capital Facs Fin Agy Eductnl Facs Rev Ref High Point Univ	5.00%	05/01/28	419,170
1,000,000	NC St Grant Anticipation Rev Vehcl, GARVEE	5.00%	03/01/26	1,001,645
2,800,000	NC St Hsg Fin Agy Mf Hsg Rev Var Fitch Irick Portfolio (Mandatory put 04/01/28)	5.00%	04/01/29	2,942,388
145,000	NC St Med Care Commn Hlth Care Facs Rev Lutheran Svcs For The Aging Ref, Ser A	4.00%	03/01/29	144,726
3,435,000	NC St Med Care Commn Hosp Rev Caromont Hlth, Ser B (Mandatory put 02/01/26)	5.00%	02/01/51	3,496,058
1,090,000	NC St Med Care Commn Retmnt Facs Rev Temps 50 Penick Vlg Proj, Ser B-3	4.25%	09/01/28	1,090,461
1,050,000	NC St Med Care Commn Retmnt Facs Rev United Methodist Retmnt Homes, Ser 2024B-2	3.75%	10/01/28	1,050,573
170,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/29	180,791
1,500,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/34	1,535,236
1,580,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/35	1,615,300
				16,251,745
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	North Dakota — 0.8%
$2,000,000	Cass Cnty ND Jt Wtr Res Dist Ref and Impt, Ser A	3.45%	04/01/27	$1,996,512
1,400,000	ND St Hsg Fin Agy Sustainable Bonds, Ser C	3.45%	01/01/26	1,402,968
				3,399,480
	Ohio — 1.8%
1,000,000	Lancaster OH Port Auth Gas Rev Ref, Ser A (Mandatory put 08/01/30)	5.00%	02/01/55	1,060,038
325,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.00%	09/01/30	350,218
350,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.00%	09/01/31	379,915
1,000,000	OH St Air Quality Dev Auth American Elec Pwr Co Proj Remk, Ser A (Mandatory put 10/01/29)	2.40%	12/01/38	930,176
1,000,000	OH St Air Quality Dev Auth OH Vly Elec Corp Proj Remk, Ser C (Mandatory put 11/04/25)	1.50%	02/01/26	974,433
3,330,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser A, AMT (Mandatory put 06/01/27)	4.25%	11/01/39	3,365,268
515,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser B (Mandatory put 06/01/27)	4.00%	09/01/30	520,246
235,000	OH St Hosp Fac Rev Ref Cleveland Clinic Hlth Sys, Ser A	5.00%	01/01/33	246,963
				7,827,257
	Oklahoma — 1.0%
1,500,000	Canadian Cnty OK Eductnl Facs Auth Educ Facs Lease Rev Yukon Pub Sch Proj	5.00%	09/01/27	1,566,468
1,000,000	McClain Cnty OK Indep Sch Dist #1 New Castle Comb Purp	5.00%	07/01/26	1,026,566
300,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/26	309,343
375,000	Tulsa Cnty OK Indl Auth Eductnl Facs Lease Rev Broken Arrow Pub Sch Proj	5.00%	09/01/30	408,064
835,000	Tulsa Cnty OK Indl Auth Eductnl Facs Lease Rev Broken Arrow Pub Sch Proj	5.00%	09/01/31	918,197
				4,228,638
	Oregon — 1.4%
660,000	Astoria OR Hosp Facs Auth Columbia Memorial Hosp Proj	5.00%	08/01/31	717,188
1,070,000	OR St Article XI-P Schs Dist Capital Projs, Ser G	5.00%	12/01/30	1,109,703
260,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 25B, AMT	5.00%	07/01/27	269,786
1,170,000	Port of Portland OR Arpt Rev Ref Portland Intl Arpt, Ser 23	5.00%	07/01/34	1,176,260
2,000,000	Portland OR Swr Sys Rev 2nd Lien, Ser A	4.50%	05/01/31	2,033,222
260,000	Salem OR Hosp Fac Auth Rev Ref Capital Manor Proj	5.00%	05/15/25	260,291
265,000	Salem OR Hosp Fac Auth Rev Ref Capital Manor Proj	5.00%	05/15/26	266,551
260,000	Salem OR Hosp Fac Auth Rev Ref Capital Manor Proj	4.00%	05/15/29	255,469
100,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/26	101,589
				6,190,059
	Pennsylvania — 3.6%
1,200,000	Adams Cnty PA Gen Auth Rev Ref The Brethren Home Cmnty Proj, Ser B-2	3.60%	06/01/29	1,185,744
450,000	Berks Cnty PA Indl Dev Auth Hlthcare Facs Rev Ref Highlands at Wyomissing, Ser A	5.00%	05/15/32	458,715
2,000,000	Chester Cnty PA Indl Dev Auth Nts Avon Grove Chrt Sch	5.00%	03/01/27	2,036,282
2,450,000	Lehigh Cnty PA Indl Dev Auth Ref Ppl Elec Util Corp Proj Remk, Ser A	3.00%	09/01/29	2,448,190
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$1,000,000	Montgomery Cnty PA Indl Dev Auth Exempt Facs Rev Var Constellation Energy Generation LLC Proj Ref, Ser A (Mandatory put 04/03/28)	4.10%	04/01/53	$1,019,604
175,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/26	175,236
150,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/30	153,692
700,000	PA St Econ Dev Fing Auth Solid Wst Disposal Rev Var Rep Svcs Inc Proj Remk, Ser B-1, AMT (Mandatory put 04/15/25)	4.15%	04/01/49	700,289
2,100,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.00%	12/31/29	2,227,950
405,000	PA St Ref, 1st Ser	5.00%	09/15/27	418,998
1,380,000	PA St Turnpike Commn Turnpike Rev Ref Mtr License Fund Enh Trn Pke Subord	5.00%	12/01/30	1,428,255
1,000,000	PA St Turnpike Commn Turnpike Rev Ref Sub	5.00%	06/01/29	1,014,854
375,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser A	5.00%	12/01/36	384,839
300,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Ref String Theory Chrt Sch Proj (a)	5.00%	06/15/25	300,827
865,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance 14th Ser	5.00%	10/01/29	891,607
830,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance 14th Ser	5.00%	10/01/33	853,626
				15,698,708
	Puerto Rico — 0.1%
328,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/27	301,677
	South Carolina — 0.9%
250,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.00%	11/01/30	243,606
2,000,000	Greenville Cnty SC Sch Dist Installment Pur Rev Ref SC Proj	5.00%	12/01/25	2,034,851
525,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	4.00%	11/15/27	518,176
250,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.00%	11/15/27	257,442
250,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.00%	11/15/28	259,061
200,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.00%	11/15/29	208,342
225,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.00%	11/15/30	235,525
250,000	SC St Jobs Econ Dev Auth Hlthcare Rev Beaufort Memorial Hosp & S of Broad Hlthcare Proj	5.00%	11/15/31	262,221
				4,019,224
	South Dakota — 0.2%
990,000	SD St Hsg Dev Auth Ref Homeownership Mtge, Ser E, AMT	2.80%	11/01/25	982,913
	Tennessee — 2.3%
350,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Belmont Univ	5.00%	05/01/28	369,087
1,000,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Vanderbilt Univ Med Ctr, Ser A	5.00%	07/01/31	1,095,393
450,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.00%	07/01/27	466,831
2,000,000	Tennergy Corp TN Gas Rev, Ser A (Mandatory put 12/01/29)	5.00%	10/01/54	2,105,086
1,490,000	TN Hsg Dev Agy Rsdl Fin Prog Rev Non Ace Issue 1C, AMT	3.65%	07/01/30	1,490,020
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Tennessee (Continued)
$1,595,000	TN St Energy Acq Corp Gas Rev (Mandatory put 11/01/25)	4.00%	11/01/49	$1,601,190
2,500,000	TN St Energy Acq Corp Gas Rev Var Ref Gas Proj, Ser A-1 (Mandatory put 05/01/28)	5.00%	05/01/53	2,586,584
250,000	TN St Energy Acq Corp Gas Rev, Ser A	5.25%	09/01/26	254,149
				9,968,340
	Texas — 10.5%
250,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Uplift Edu, Ser A	4.00%	12/01/30	252,909
150,000	Arlington TX Hgr Edu Fin Corp Edu Rev Trinity Basin Preparatory Inc	5.00%	08/15/27	157,926
150,000	Arlington TX Hgr Edu Fin Corp Edu Rev Trinity Basin Preparatory Inc	5.00%	08/15/28	160,782
500,000	Arlington TX Hsg Fin Corp Mf Hsg Rev Var 6900 Matlok Road (Mandatory put 04/01/27)	4.50%	04/01/41	506,125
250,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/28	250,463
2,000,000	Austin TX Ref	3.15%	09/01/28	1,996,238
300,000	Celina TX Spl Assmnt Rev Ref The Lakes at Mustang Ranch Pub Impt Dt Major Impt Area, AGC (b)	5.00%	09/01/27	310,540
315,000	Celina TX Spl Assmnt Rev Ref The Lakes at Mustang Ranch Pub Impt Dt Major Impt Area, AGC (b)	5.00%	09/01/29	333,125
1,135,000	Centrl TX Regl Mobility Auth Rev, Ser C, BANS	5.00%	01/01/27	1,154,705
50,000	Club Muni Mgmt Dist #1 TX Spl Assmnt Rev Impt Area #2 Proj (a)	2.50%	09/01/26	48,331
207,000	Crandall TX Spl Assmnt Rev Cartwright Ranch Pub Impt Dt Impt Area #1 Proj (a)	3.38%	09/15/26	204,140
500,000	Dallas Fort Worth TX Intl Arpt Rev Ref, Ser B	5.00%	11/01/27	528,184
280,000	Fort Bend Cnty TX Muni Util Dist #184, BAM	6.00%	04/01/27	294,108
295,000	Fort Bend Cnty TX Muni Util Dist #184, BAM	6.00%	04/01/28	309,380
840,000	Fort Bend TX Indep Sch Dist Ref	5.00%	08/15/26	868,049
672,000	Fort Worth TX Spl Assmnt Rev Walsh Ranch Quail Vly Impt Area #1-3 Proj, BAM	5.00%	09/01/29	718,492
465,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.00%	12/01/25	452,832
560,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.00%	12/01/27	521,008
610,000	Galveston TX Wharves & Terminal Rev Wharves & Terminal First Lien, AMT	5.25%	08/01/28	639,599
1,500,000	Grayson Cnty TX Ref	3.00%	01/01/26	1,493,702
710,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Ref Memorial Hermann Hlth Sys, Ser A	5.00%	07/01/29	768,126
400,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Ref Memorial Hermann Hlth Sys, Ser B	5.00%	07/01/31	443,576
2,000,000	Hays Cnty TX Ref	3.38%	02/15/29	2,000,202
660,000	Houston TX Arpt Sys Rev Ref Sub, Ser C, AMT	5.00%	07/01/27	684,686
1,835,000	Houston TX Arpt Sys Rev Ref Subord Lien, Ser A, AGM, AMT	5.00%	07/01/27	1,904,066
900,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	918,076
200,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	5.00%	07/01/28	209,878
300,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	5.00%	07/01/29	318,440
1,500,000	Houston TX Cmnty Clg Ref, Ser A	5.00%	02/15/25	1,501,138
925,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Impt Area #1 (a)	4.13%	09/01/29	923,013
700,000	Love Field TX Arpt Modernization Corp Gen Arpt Rev, AMT	5.00%	11/01/33	712,603
360,000	Lower CO River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/33	366,934
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$2,250,000	Mesquite TX Hsg Fin Corp Var Palladium Carver Living (Mandatory put 08/01/27)	3.35%	08/01/29	$2,257,893
600,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 05/01/25)	4.25%	05/01/50	600,000
200,000	N Parkway Muni Mgmt Dist #1 TX Contract Rev Legacy Hills Pub Impt Dt Phase #1A-1B Impts (a)	3.00%	09/15/26	196,238
550,000	N TX Hgr Edu Auth Inc Edu Loan Rev Sr, Ser 1A, AMT	5.00%	06/01/27	565,674
600,000	N TX Hgr Edu Auth Inc Edu Loan Rev Sr, Ser 1A, AMT	5.00%	06/01/30	629,605
200,000	Oak Point TX Spl Assmnt Rev Oak Point 720 Pub Impt Dt Impt Area #1 Proj (a)	4.70%	09/15/31	200,224
300,000	Princeton TX Spl Assmnt Rev Eastridge Pub Impt Dt Impt Area #3 Proj (a)	4.25%	09/01/31	297,890
310,000	Rockwall Cnty TX Muni Util Dist #8, AGM	6.75%	10/01/35	347,488
2,075,000	San Antonio TX Hsg Trust Pub Fac Corp Mf Hsg Rev Var Palladium San Antonio (Mandatory put 07/01/27)	3.45%	07/01/29	2,081,135
1,340,000	Southmost TX Regl Wtr Auth Wtr Sply Contract Rev Ref Desalination Plant Proj, BAM	4.00%	09/01/28	1,361,022
1,000,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Baylor Scott & White Hlth Proj, Ser A	5.00%	11/15/28	1,024,759
680,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Var Baylor Scott & White Hlth Proj, Ser E (Mandatory put 05/15/26)	5.00%	11/15/52	694,054
300,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Rev Ref Christus Hlth, Ser B	5.00%	07/01/30	327,339
950,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Rev Ref Trinity Terrace Proj	5.00%	10/01/30	1,026,617
995,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Rev Ref Trinity Terrace Proj	5.00%	10/01/31	1,084,184
1,840,000	Tarrant Cnty TX Hsg Fin Corp Var Nts Wildwood Branch (Mandatory put 02/01/28)	3.60%	02/01/43	1,850,278
875,000	Travis Cnty TX Hsg Fin Corp Mf Hsg Rev Var Kensington Apts (Mandatory put 08/01/25)	3.75%	08/01/26	877,084
2,030,000	TX St Muni Gas Acq & Sply Corp IV, Ser A (Mandatory put 01/01/30)	5.50%	01/01/54	2,156,726
480,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	5.00%	04/15/25	482,128
340,000	Univ of Houston TX Univ Revs Ref Consol, Ser C	5.00%	02/15/30	346,515
1,650,000	Univ of TX TX Univ Revs Ref, Ser H	5.00%	08/15/25	1,669,857
1,580,000	Univ of TX TX Univ Revs, Ser D	5.00%	08/15/26	1,633,965
630,000	Viridian TX Muni Mgmt Dist Unlimited Tax Road Impt Bonds, BAM	4.00%	12/01/29	640,979
340,000	Westpointe Spl Impt Dist TX, BAM	5.00%	08/15/30	360,933
355,000	Westpointe Spl Impt Dist TX, BAM	5.00%	08/15/31	379,239
375,000	Westpointe Spl Impt Dist TX, BAM	5.00%	08/15/32	402,050
760,000	Williamson Cnty TX Muni Util Dist #10 Ref, BAM	3.00%	08/01/26	755,330
				46,200,582
	Utah — 2.2%
2,000,000	Davis Cnty UT Sch Dist UT Sch Bond Guaranty Ref, Ser B	4.00%	06/01/25	2,002,019
650,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.00%	07/01/26	668,085
1,300,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.00%	07/01/28	1,340,060
700,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.00%	07/01/28	733,652
1,000,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.00%	07/01/29	1,043,752
1,000,000	UT St Associated Muni Pwr Sys Rev Ref Horse Butte Wind, Ser A	5.00%	09/01/30	1,046,581
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Utah (Continued)
$625,000	UT St Associated Muni Pwr Sys Rev Ref Horse Butte Wind, Ser A	5.00%	09/01/31	$652,602
2,000,000	UT St Hsg Corp Mf Rev Var Silos On 500 (Mandatory put 08/01/27)	3.70%	08/01/43	2,014,225
				9,500,976
	Vermont — 0.0%
100,000	VT St Econ Dev Auth Solid Wst Disp Rev Var Casella Wst Sys Inc Remk, AMT (Mandatory put 04/03/28) (a)	4.63%	04/01/36	101,777
	Virginia — 3.2%
2,000,000	Arlington Cnty VA Indl Dev Auth Mf Rev Park Shirlington Apartments, Ser A	5.00%	01/01/26	2,037,449
2,500,000	Fairfax Cnty VA Redev & Hsg Auth Mf Hsg Rev Var Dominion Square N Proj (Mandatory put 01/01/28)	5.00%	01/01/45	2,578,745
600,000	Henrico Cnty VA Econ Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury Proj	5.00%	10/01/30	618,659
1,000,000	Louisa VA Indl Dev Auth Poll Control Rev Var VA Elec & Pwr Co Proj Remk, Ser A (Mandatory put 10/01/27)	3.65%	11/01/35	1,012,215
1,525,000	Norfolk VA Wtr Rev Ref	5.00%	11/01/31	1,607,621
845,000	Richmond VA Redev & Hsg Auth Mf Rev Var Townes at River South (Mandatory put 03/01/25)	4.25%	03/01/26	845,611
2,000,000	Richmond VA Redev & Hsg Auth Mf Rev Var Walmsley Gardens (Mandatory put 09/01/28)	3.45%	09/01/46	2,000,515
1,500,000	VA Hsg Dev Auth Var, Ser F (Mandatory put 04/01/26)	3.63%	07/01/55	1,499,975
1,000,000	VA St Small Busn Fing Auth Rev Ref Sr Lien 95 Express Lanes LLC Proj, AMT	5.00%	01/01/37	1,051,270
1,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Temps 50Sm Westminster Canterbury on Chesapeake Bay, Ser B-3	5.38%	09/01/29	1,027,268
				14,279,328
	Washington — 1.5%
1,000,000	Port of Seattle WA Rev Intermediate Lien, Ser D, AMT	5.00%	05/01/27	1,033,882
500,000	Port of Seattle WA Rev Ref 1st Lien, Ser B, AMT	5.00%	10/01/28	509,803
100,000	WA St Hlth Care Facs Auth Ref Seattle Cancer Care Alliance	5.00%	09/01/27	104,229
2,120,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Heron’s Key, Ser A (Pre-refunded maturity 07/01/25) (a)	7.00%	07/01/45	2,150,149
350,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj, Ser A	5.00%	07/01/27	359,903
2,300,000	WA St, Ser A-1	5.00%	08/01/27	2,323,763
				6,481,729
	West Virginia — 0.2%
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Ref Appalachian Pwr Co Remk, Ser 2015A (Mandatory put 06/15/28)	3.38%	03/01/40	993,207
	Wisconsin — 2.0%
2,000,000	Oak Creek WI, Ser B, NANS	4.00%	04/01/26	1,999,689
185,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/25	185,536
250,000	Pub Fin Auth WI Hosp Rev Ref Carson Vly Med Ctr, Ser A (a)	3.00%	12/01/26	239,384
4,210,000	Pub Fin Auth WI Poll Control Rev Var Ref Duke Energy Progress Proj, Ser A-1 (Mandatory put 10/01/26)	3.30%	10/01/46	4,211,212
325,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Retmnt Homes, Ser A	4.00%	10/01/29	326,497
390,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Rtmnt Homes, Ser A	4.00%	10/01/31	388,629
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$390,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Rtmnt Homes, Ser A	4.00%	10/01/32	$387,188
115,000	Pub Fin Auth WI Rev Unrefunded Roseman Univ Hlth Sciences Proj (a)	3.00%	04/01/25	114,723
1,000,000	Pub Fin Auth WI Sol Wst Disp Rev Ref Wst Mgmt Inc Proj, Ser A-1, AMT	2.63%	11/01/25	988,828
				8,841,686
	Wyoming — 0.2%
250,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.00%	06/01/26	256,582
755,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.25%	06/01/37	838,904
				1,095,486

	Total Investments — 99.7%			440,124,800
	(Cost $439,029,943)
	Net Other Assets and Liabilities — 0.3%			1,461,105
	Net Assets — 100.0%			$441,585,905

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2025, securities noted as such amounted to $22,886,641 or 5.2% of net assets.

(b)	When-issued security. The interest rate shown reflects the rate in effect at January 31, 2025. Interest will begin accruing on the security’s first settlement date.
(c)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(d)	Zero coupon security.

Abbreviations throughout the Portfolio of Investments:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
BANS	– Bond Anticipation Notes
CABS	– Capital Appreciation Bonds
COPS	– Certificates of Participation
GARVEE	– Grant Anticipation Revenue Vehicle
NANS	– Note Anticipation Notes
NATL-RE	– National Public Finance Guarantee Corp.
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$440,124,800	$—	$440,124,800	$—

*	See Portfolio of Investments for state and territory breakout.
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments
January 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 101.5%
	Alabama — 3.7%
$1,180,000	Jefferson Cnty AL Ref Rev Warrants	5.00%	09/15/25	$1,195,290
1,770,000	Lower AL Gas Dist Gas Proj Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	1,774,631
2,000,000	Mobile AL Indl Dev Brd Poll Control Rev Var AL Pwr Co Barry Plant Remk (Mandatory put 03/12/26)	3.30%	07/15/34	2,003,417
1,500,000	Tender Option Bond Trust Recpts / Ctfs Various States JPM Putters Xm1090, Ser 2022 (a) (b)	2.00%	02/01/46	1,500,000
750,000	Univ of S AL Univ Rev Ref, Ser C	5.00%	04/01/26	767,740
				7,241,078
	Arizona — 2.6%
1,615,000	AZ St Transprtn Brd Excise Tax Rev Ref	5.00%	07/01/25	1,629,959
500,000	Phoenix AZ Civic Impt Corp Arpt Rev Ref Sr Lien, AMT	5.00%	07/01/25	504,075
1,410,000	Phoenix AZ Civic Impt Corp Arpt Rev Sr Lien, AMT	5.00%	07/01/25	1,421,492
1,500,000	Pima Cnty AZ Ref, COPS	5.00%	12/01/25	1,526,386
				5,081,912
	California — 1.6%
2,575,000	CA St Hlth Facs Fing Auth Rev Var Ref Stanford Hlth Care, Ser A (Mandatory put 08/15/25)	3.00%	08/15/54	2,575,388
550,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Ref Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 04/01/25)	3.80%	07/01/41	550,166
				3,125,554
	Colorado — 0.5%
265,000	CO Springs CO Sch Dist #11, BAM, COPS	5.00%	12/15/25	269,789
280,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser B-1 (Mandatory put 08/01/25)	5.00%	08/01/49	280,463
500,000	Denver City & Cnty CO Sch Dist #1, Ser A	5.00%	12/01/26	520,354
				1,070,606
	Connecticut — 0.8%
1,500,000	Bridgeport CT Unrefunded 2021 Ref, Ser B, AGM	5.00%	08/15/25	1,518,771
	District of Columbia — 0.8%
1,500,000	Met Washington DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/26	1,540,819
	Florida — 8.6%
2,000,000	FL St Brd of Edu Pub Edu Ref Capital Outlay, Ser A	5.00%	06/01/25	2,006,967
1,250,000	Gtr Orlando FL Aviation Auth Arpt Facs Rev Unrefunded, Ser A, AMT	5.00%	10/01/25	1,266,360
375,000	Harmony FL CDD Capital Impt Rev Ref	5.00%	05/01/25	375,123
1,250,000	Lakeland FL Energy Sys Rev Ref	5.00%	10/01/25	1,267,597
685,000	Lakes By The Bay S FL CDD Assmnt Ref	5.00%	05/01/25	686,769
175,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Ref Country Club E Proj, AGM	5.00%	05/01/25	175,785
1,500,000	Manatee Cnty FL Sch Dist Sales Tax Rev, AGM	5.00%	10/01/25	1,521,908
510,000	Miami Dade Cnty FL Eductnl Facs Auth Rev Ref Univ of Miami, Ser A	5.00%	04/01/26	522,417
750,000	Miami-Dade Cnty FL Hsg Fin Auth Mf Hsg Rev Var Cutler Vista (Mandatory put 09/01/25)	5.00%	03/01/27	757,648
750,000	Miami-Dade Cnty FL Hsg Fin Auth Mf Hsg Rev Var Emerald Dunes, Ser B (Mandatory put 09/01/25)	4.05%	09/01/26	753,348
1,000,000	Miami-Dade Cnty FL Hsg Fin Auth Mf Hsg Rev Var Running Brook Apartments (Mandatory put 01/01/26)	3.55%	01/01/27	1,002,117
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$3,000,000	Miami-Dade Cnty FL Indl Dev Auth Sol Wst Disp Rev Var Ref Wst Mgmt Inc Proj Remk, Ser A, AMT (Mandatory put 07/01/25)	4.50%	11/01/33	$3,001,328
1,500,000	Miami-Dade Cnty FL Sch Brd Ref, Ser A, COPS (c)	5.00%	05/01/26	1,538,449
1,620,000	N Sumter Cnty FL Util Dependent Dist Util Rev Ref	5.00%	10/01/25	1,642,057
600,000	Santa Rosa Cnty Sch Brd, Ser A, AGM, COPS	5.00%	02/01/25	600,000
				17,117,873
	Georgia — 4.2%
860,000	Atlanta GA Arpt Rev, Ser B, AMT	5.00%	07/01/25	867,151
1,000,000	Burke Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Vogtle Proj (b)	1.90%	11/01/52	1,000,000
2,030,000	Gwinnett Cnty GA Sch Dist Ref	5.00%	02/01/25	2,030,000
540,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	03/01/25	540,619
550,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	06/01/25	552,547
775,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser E	5.00%	12/01/25	784,112
1,370,000	Monroe Cnty GA Dev Auth Poll Control Rev GA Pwr Co Plant Scherer Proj Remk, 1st Ser	2.25%	07/01/25	1,359,929
1,090,000	Muni Elec Auth of Garef Proj One Subord Bonds, Ser A	5.00%	01/01/26	1,109,422
				8,243,780
	Idaho — 0.7%
1,315,000	Cassia Oneida & Twin Falls Cntys ID Jt Sch Dist #151 Ref	5.00%	09/15/25	1,333,092
	Illinois — 6.9%
500,000	Chicago IL Midway Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/26	509,317
550,000	Cook Cnty IL Ref, Ser A	5.00%	11/15/25	558,686
1,400,000	Du Page & Will Cntys IL Cmnty Sch Dist #204 Indian Prairie Ref, Ser A	5.00%	12/30/25	1,424,996
1,175,000	Du Page Cnty IL Forest Preserve Dist	5.00%	11/01/26	1,217,435
1,185,000	IL St Fin Auth Rev Ref Ann & Robert H Lurie Childrens Hosp	5.00%	08/15/25	1,197,685
1,250,000	IL St Fin Auth Rev Ref Ascension Hlth Credit Grp, Ser C	5.00%	02/15/26	1,277,934
1,020,000	IL St Fin Auth Rev Ref Rush Univ Med Ctr, Ser A	5.00%	11/15/25	1,025,173
625,000	IL St Hsg Dev Auth Mf Hsg Rev Var S Shore (Mandatory put 06/01/25)	4.00%	06/01/26	626,352
1,000,000	IL St, Ser A	5.00%	12/01/25	1,015,426
500,000	Kane Cook & Du Page Cntys IL Sch Dist #46 Elgin (c)	5.00%	01/01/26	509,050
1,115,000	Lemont IL Fire Prot Dist (c)	5.00%	12/30/26	1,158,636
715,000	Plainfield IL Wtr & Swr Sys Rev Ref	5.00%	05/01/25	718,810
425,000	Plainfield IL Wtr & Swr Sys Rev Ref	5.00%	05/01/26	435,550
870,000	Schaumburg IL Ref	5.00%	12/01/25	882,939
1,035,000	Winnebago Cnty IL Ref	5.00%	12/30/25	1,052,825
				13,610,814
	Indiana — 1.4%
1,250,000	E Allen Cnty IN Schs	5.00%	01/15/26	1,274,759
500,000	IN St Muni Pwr Agy Ref, Ser A, AGC	5.00%	01/01/26	509,770
1,000,000	IN St Muni Pwr Agy Ref, Ser A, AGC	5.00%	01/01/27	1,039,115
				2,823,644
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Iowa — 1.6%
$1,500,000	IA St Fin Auth Sol Wst Facs Rev Var Sustainable Gevo NW Rng LLC Renewable Natrl Gas Proj, AMT (Mandatory put 04/01/26)	3.88%	01/01/42	$1,501,545
1,735,000	Pefa Inc IA Gas Proj Rev (Mandatory put 09/01/26)	5.00%	09/01/49	1,767,832
				3,269,377
	Kansas — 1.0%
1,000,000	Dodge City KS Temp Nts, Ser 2023-1	4.13%	09/01/25	1,000,994
1,000,000	Johnson Cnty KS Pub Bldg Commn Lease Pur Rev Courthouse & Med Examiners Fac Proj, Ser A	5.00%	09/01/25	1,013,307
				2,014,301
	Kentucky — 3.0%
500,000	Berea KY Eductnl Facs Rev Var Berea Clg Proj, Ser A (b)	1.75%	06/01/32	500,000
1,335,000	KY St Econ Dev Fin Auth Sol Wst Disp Rev Ref Rep Svcs Remk, Ser A, AMT (Mandatory put 03/03/25)	4.20%	04/01/31	1,335,000
505,000	KY St Property & Bldgs Commn Rev Ref Proj #128, Ser A	5.00%	11/01/25	513,408
1,165,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser C-1 (Mandatory put 06/01/25)	4.00%	12/01/49	1,166,753
500,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser B	5.00%	08/01/25	503,227
615,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser B	5.00%	08/01/26	627,506
1,300,000	Paducah KY Elec Plant Brd Rev Ref, Ser A, AGM	5.00%	10/01/25	1,315,390
				5,961,284
	Louisiana — 2.3%
1,925,000	LA St Pub Facs Auth Sol Wst Disp Fac Rev Var Elementus Minerals LLC Proj (Mandatory put 11/01/25) (a)	5.00%	10/01/43	1,940,559
535,000	New Orleans LA Aviation Brd Ref Gen Arpt, Ser D2, AMT	5.00%	01/01/26	544,969
1,110,000	Regl Transit Auth LA Sales Tax Rev Ref, Ser A, AGM	5.00%	01/01/27	1,154,890
1,000,000	Saint James Parish LA Rev Var Nustar Logistics LP Proj Remk, Ser 2011 (Mandatory put 06/01/25) (a)	5.85%	08/01/41	1,005,756
				4,646,174
	Maine — 0.4%
800,000	ME St Fin Auth Sol Wst Disp Rev Casella Waste Sys Proj, AMT (Mandatory put 08/01/25) (a)	5.13%	08/01/35	803,852
	Maryland — 1.4%
750,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Univ of MD Med Sys Issue, Ser A (c)	5.00%	07/01/26	771,223
925,000	MD St Stadium Auth Rev Football Stadium Issue, Ser A	5.00%	03/01/25	926,640
1,000,000	MD St Transprtn Auth Passenger Fac Charge Baltimore Washington Intl Thurgood Marshall Arpt, AMT	5.00%	06/01/25	1,006,473
				2,704,336
	Massachusetts — 2.9%
1,500,000	Gloucester MA, BANS	4.00%	10/03/25	1,511,556
2,000,000	MA St Clg Bldg Auth Ref, Ser D (Pre-refunded maturity 05/01/25)	5.00%	05/01/41	2,011,448
550,000	MA St Dev Fin Agy Rev Ref Emerson Clg Issue	5.00%	01/01/26	558,408
450,000	MA St Dev Fin Agy Rev Ref Emerson Clg Issue	5.00%	01/01/27	464,040
1,260,000	Newton MA, BANS	5.00%	03/28/25	1,264,105
				5,809,557
	Michigan — 2.8%
1,000,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Sr Lien, Ser C	5.00%	07/01/25	1,009,386
1,430,000	MI St Fin Auth Rev Ref Clean Wtr Revolving Fund, Ser B	5.00%	10/01/25	1,451,830
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Michigan (Continued)
$1,295,000	MI St Hosp Fin Auth Ref Trinity Hlth Credit Remk, Ser C	5.00%	12/01/25	$1,317,459
790,000	New Haven MI Cmnty Schs Ref	3.00%	05/01/25	790,033
1,000,000	Wayne Cnty MI Arpt Auth Rev Ref Junior Lien, Ser B, AMT	5.00%	12/01/25	1,016,354
				5,585,062
	Minnesota — 2.0%
725,000	Chaska MN Econ Dev Auth Lease Rev, Ser A	5.00%	02/01/26	739,245
1,500,000	MN Muni Gas Agy Cmdy Sply Rev, Ser A	4.00%	12/01/25	1,508,082
1,000,000	MN St Hsg Fin Agy Calvary Ctr Apartments, Ser D	3.65%	02/01/25	1,000,000
700,000	MN St Hsg Fin Agy Phalen Vlg, Ser E	3.88%	08/01/25	700,227
				3,947,554
	Missouri — 1.4%
1,200,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Var Ref BJC Hlth Sys, Ser B (Mandatory put 05/01/26)	4.00%	05/01/51	1,214,654
480,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Projs, Ser A	5.00%	02/01/26	487,211
1,000,000	N Kansas City MO Sch Dist #74 Ref	5.00%	03/01/26	1,023,712
				2,725,577
	Nebraska — 0.6%
1,250,000	Centrl Plains Energy Proj NE Gas Sply Rev Ref (Mandatory put 08/01/25)	4.00%	12/01/49	1,252,902
	Nevada — 0.6%
1,205,000	Clark Cnty NV Transprtn Impt, Ser B	5.00%	12/01/25	1,227,192
	New Jersey — 5.1%
1,500,000	Jersey City NJ Redev Agy Ref Bayfront Redev Proj, Ser A	4.50%	12/11/25	1,515,095
1,500,000	Livingston Twp NJ, BANS	4.00%	12/05/25	1,513,548
1,000,000	NJ St Covid-19 GO Emergency Bonds, Ser A	5.00%	06/01/26	1,030,027
1,500,000	NJ St Econ Dev Auth Rev Ref Sch Facs Constr, Ser GGG (a)	5.25%	09/01/25	1,520,253
1,935,000	NJ St Hlth Care Facs Fing Auth Rev RWJ Barnabas Hlth Obligated Grp Issue, Ser A	5.00%	07/01/25	1,952,125
1,000,000	Washington Twp NJ Gloucester Cnty	4.00%	09/03/25	1,006,445
1,500,000	Woodbridge Twp NJ, BANS	4.00%	03/14/25	1,501,752
				10,039,245
	New Mexico — 0.9%
400,000	NM Fin Auth Rev Sr Lien, Ser B	5.00%	06/01/25	403,038
1,455,000	NM St Hosp Equipment Loan Council Hosp Rev Presbyterian Hlthcare Svcs Obligated Grp Ref Ser (Pre-refunded maturity 08/01/25)	5.00%	08/01/31	1,468,386
				1,871,424
	New York — 6.6%
1,000,000	Homer NY Centrl Sch Dist, BANS	4.50%	06/27/25	1,006,568
1,300,000	Hoosick Falls NY Centrl Sch Dist, BANS	4.50%	06/20/25	1,307,859
1,965,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds Var, Ser F-2 (Mandatory put 07/01/25)	0.60%	05/01/61	1,940,815
1,000,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Var 2nd Gen Resolution, Ser BB-2 (b)	1.95%	06/15/39	1,000,000
1,000,000	Newark Vly NY Centrl Sch Dist, Ser A	4.25%	08/14/25	1,006,967
1,500,000	NY NY Ref Remk, Ser J Subser J11	5.00%	08/01/25	1,516,829
1,200,000	Port Auth of NY & NJ NY Ref, Ser 226, AMT	5.00%	10/15/25	1,216,618
1,000,000	Rochester NY, Ser III, BANS	5.00%	07/31/25	1,010,326
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$1,595,000	Suffolk Cnty NY, Ser A, BAM	5.00%	06/15/25	$1,609,862
1,500,000	Tioga NY Centrl Sch Dist, BANS	4.50%	06/27/25	1,509,332
				13,125,176
	North Carolina — 5.4%
1,000,000	Charlotte Mecklenburg NC Hosp Auth Hlth Care Sys Rev Var Atrium Hlth Remk, Ser C (Mandatory put 10/31/25)	3.45%	01/15/48	1,002,891
1,500,000	Cumberland Cnty NC Indl Facs & Poll Control Fing Auth Sol WS Var Proj Aero, AMT (Mandatory put 11/01/25)	3.75%	12/01/27	1,500,125
1,500,000	NC Hsg Fin Agy Homeownership Rev Var Home Ownership 1998 Trust Agreement, Ser 55C (Mandatory put 01/15/26)	3.20%	07/01/56	1,498,503
1,000,000	NC St Capital Facs Fin Agy Rev Ref Duke Univ, Ser B (Pre- refunded maturity 10/01/25)	5.00%	10/01/55	1,014,539
1,630,000	NC St Dept Grant Anticipation Rev	5.00%	03/01/25	1,632,683
1,350,000	NC St Turnpike Auth Ref Sr Lien, AGM	5.00%	01/01/26	1,375,523
1,080,000	NC St Univ at Raleigh Ref Gen	5.00%	10/01/25	1,095,703
1,490,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/26	1,522,393
				10,642,360
	Ohio — 3.3%
1,010,000	Allen Cnty OH Hosp Facs Rev Ref, Ser A	5.00%	08/01/26	1,039,452
745,000	Franklin Cnty OH Rev Var Che Trinity Hlth Cred Grp OH Remk, Ser (Mandatory put 05/01/25)	3.13%	12/01/46	745,026
1,650,000	Hamilton OH, BANS	4.00%	12/17/25	1,663,389
215,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.00%	09/01/25	217,180
340,000	Montgomery Cnty OH Hlth Care Facs Rev Ref Solvita Proj	5.00%	09/01/26	349,070
1,500,000	OH St Air Quality Dev Authamerican Elec Pwr Co Proj Remk, Ser 2014-D	3.20%	05/01/26	1,492,660
1,000,000	OH St Hosp Rev Term Floaters Univ Hosp Hlth Sys Inc Ref, Ser C (b)	2.50%	01/15/45	1,000,000
				6,506,777
	Oregon — 1.6%
685,000	OR St Ref, Ser I	5.00%	08/01/25	692,821
2,500,000	Portland OR Wtr Sys Rev Ref Second Lien, Ser B	5.00%	05/01/25	2,513,506
				3,206,327
	Pennsylvania — 3.8%
1,530,000	PA Ref, 1st Ser, AGM	5.00%	09/15/25	1,551,050
350,000	PA St Econ Dev Fing Auth Solid Wst Disposal Rev Var Rep Svcs Inc Proj Remk, Ser B-1, AMT (Mandatory put 04/15/25)	4.15%	04/01/49	350,145
1,250,000	Philadelphia PA Arpt Rev Ref, Ser B, AMT	5.00%	07/01/25	1,260,034
2,045,000	Pittsburgh PA Wtr & Swr Auth Ref, Ser A, AGM	5.00%	09/01/25	2,069,145
275,000	Riverside PA Sch Dist Ref, BAM	4.00%	10/15/25	277,053
2,000,000	Tender Option Bond Trust Recpts / Ctfs Various States JPM Putters Xm1120, AGM (a) (b)	2.02%	10/01/26	2,000,000
				7,507,427
	Rhode Island — 0.5%
1,000,000	Pawtucket RI, Ser-2	4.50%	10/24/25	1,007,343
	South Carolina — 1.1%
975,000	Greenville Cnty SC Sch Dist Installment Pur Rev Ref SC Proj	5.00%	12/01/25	991,990
1,250,000	Orangeburg Cnty Sch Dist	5.00%	08/13/25	1,262,999
				2,254,989
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Tennessee — 2.3%
$2,000,000	Knoxville TN Wstwtr Sys Rev, Ser A	4.00%	04/01/25	$2,004,183
1,500,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Var N River 2 Arpts (Mandatory put 08/01/25)	3.25%	10/01/45	1,498,662
1,000,000	TN St Energy Acq Corp Gas Rev (Mandatory put 11/01/25)	4.00%	11/01/49	1,003,881
				4,506,726
	Texas — 15.2%
1,650,000	Austin TX Wtr & Wstwtr Sys Rev Ref	5.00%	11/15/25	1,678,379
1,000,000	Austin TX Wtr & Wstwtr Sys Rev Ref	5.00%	11/15/25	1,017,199
1,250,000	Boerne TX Indep Sch Dist	5.00%	02/01/25	1,250,000
640,000	Celina TX Spl Assmnt Rev Ref The Lakes at Mustang Ranch Pub Impt Dt Major Impt Area, AGC (c)	5.00%	09/01/25	644,688
650,000	Cypress Fairbanks TX Indep Sch Dist Ref, Ser A	5.00%	02/15/25	650,462
1,000,000	Cypress Fairbanks TX Indep Sch Dist, Ser A	5.00%	02/15/26	1,022,245
500,000	Dallas Fort Worth TX Intl Arpt Rev Ref, Ser B	5.00%	11/01/25	508,065
1,625,000	Dallas TX Area Rapid Transit Sales Tax Rev Ref Sr Lien	5.00%	12/01/25	1,655,464
1,900,000	Duncanville TX Indep Sch Dist Sch Bldg (Pre-refunded maturity 02/15/25)	5.00%	02/15/36	1,901,377
1,665,000	Fort Worth TX Wtr & Swr Rev Impt Ref, Ser A	5.00%	02/15/25	1,666,207
250,000	Galveston TX Wharves & Terminal Rev First Lien, AMT	5.25%	08/01/25	251,746
1,000,000	Harris Cnty TX Toll Road Rev Ref, Ser A	5.00%	08/15/25	1,011,768
1,000,000	Harris Cnty-Houston TX Sports Auth Rev Ref Sr Lien, Ser A, AGC	5.00%	11/15/25	1,015,559
1,000,000	Harris Cnty-Houston TX Sports Auth Rev Ref Sr Lien, Ser A, AGC	5.00%	11/15/26	1,033,899
1,000,000	Houston TX Arpt Sys Rev Ref Sub, Ser C, BAM, AMT	5.00%	07/01/25	1,007,000
275,000	Mansfield TX Indep Sch Dist Ref, Ser B	5.00%	02/15/25	275,193
1,000,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Ref Wst Mgmt Inc Proj Remk, Ser B, AMT (Mandatory put 03/03/25)	4.13%	07/01/40	1,000,317
900,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 05/01/25)	4.25%	05/01/50	900,000
1,000,000	New Hope Cultural Edu Facs Fin Corp TX Stdt Hsg Rev CHF Collegiate Hsg Tarleton St Univ Proj, Ser A (Pre-refunded maturity 04/01/25)	5.00%	04/01/47	1,003,354
1,010,000	Pasadena Indep Sch Dist	5.00%	02/15/25	1,010,753
1,000,000	Plano TX Indep Sch Dist (c)	5.00%	02/15/26	1,021,406
1,170,000	Richardson TX Ctfs Oblig	5.00%	02/15/26	1,196,026
2,000,000	San Antonio TX Tax Nts	5.00%	02/01/26	2,043,450
1,500,000	Spring Branch TX Indep Sch Dist	5.00%	02/01/26	1,532,587
495,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Rev Ref Trinity Terrace Proj	5.00%	10/01/25	499,431
875,000	Travis Cnty TX Hsg Fin Corp Mf Hsg Rev Var Kensington Apts (Mandatory put 08/01/25)	3.75%	08/01/26	877,084
1,000,000	TX St Dept of Hsg & Cmnty Affairs Mf Hsg Rev Var Gulfway Manor (Mandatory put 08/01/26)	3.25%	08/01/28	999,127
1,000,000	TX St Dept of Hsg & Cmnty Affairs Mf Hsg Rev Var Nts Aspen Park (Mandatory put 03/01/26)	5.00%	03/01/41	1,001,740
350,000	TX St Muni Gas Acq & Sply Corp V Gas Sply Rev	5.00%	01/01/26	355,256
				30,029,782
	Virginia — 1.7%
845,000	Richmond VA Redev & Hsg Auth Mf Rev Var Townes at River South (Mandatory put 03/01/25)	4.25%	03/01/26	845,611
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Virginia (Continued)
$1,500,000	VA Hsg Dev Auth Var, Ser F (Mandatory put 04/01/26)	3.63%	07/01/55	$1,499,975
1,000,000	VA St Small Busn Fing Auth Envrnmntl Facs Rev Var Pure Salmon VA LLC Proj Remk, AMT (Mandatory put 11/20/25)	4.00%	11/01/52	1,001,232
				3,346,818
	Washington — 1.2%
1,100,000	Centrl Puget Sound WA Regl Transit Auth Sales Tax & Mtr Ve Sustainable Bond, Ser S-1	5.00%	11/01/25	1,119,052
1,000,000	WA St Bid Grp 1, Ser B	5.00%	02/01/25	1,000,000
345,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj, Ser A	5.00%	07/01/25	346,497
				2,465,549
	Wisconsin — 1.0%
1,500,000	Milwaukee WI Prom Nts, Ser N5, BAM	5.00%	12/01/25	1,523,542
410,000	Milwaukee WI Ref Prom Nts, Ser N2	4.00%	03/15/25	410,576
				1,934,118

	Total Investments — 101.5%			201,099,172
	(Cost $200,893,996)
	Net Other Assets and Liabilities — (1.5)%			(3,008,414)
	Net Assets — 100.0%			$198,090,758

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2025, securities noted as such amounted to $8,770,420 or 4.4% of net assets.

(b)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(c)	When-issued security. The interest rate shown reflects the rate in effect at January 31, 2025. Interest will begin accruing on the security’s first settlement date.

Abbreviations throughout the Portfolio of Investments:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
BANS	– Bond Anticipation Notes
COPS	– Certificates of Participation

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$201,099,172	$—	$201,099,172	$—

*	See Portfolio of Investments for state and territory breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Assets and Liabilities
January 31, 2025 (Unaudited)

	First Trust Short Duration Managed Municipal ETF (FSMB)	First Trust Ultra Short Duration Municipal ETF (FUMB)
ASSETS:
Investments, at value	$440,124,800	$201,099,172
Cash	1,164,111	120,915
Interest receivable	4,724,789	2,577,250
Total Assets	446,013,700	203,797,337

LIABILITIES:
Payables:
Investment securities purchased	4,225,145	5,630,341
Investment advisory fees	202,650	76,238
Total Liabilities	4,427,795	5,706,579
NET ASSETS	$441,585,905	$198,090,758

NET ASSETS consist of:
Paid-in capital	$448,856,193	$197,386,635
Par value	222,000	98,500
Accumulated distributable earnings (loss)	(7,492,288)	605,623
NET ASSETS	$441,585,905	$198,090,758
NET ASSET VALUE, per share	$19.89	$20.11
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	22,200,002	9,850,002
Investments, at cost	$439,029,943	$200,893,996
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Operations
For the Six Months Ended January 31, 2025 (Unaudited)

	First Trust Short Duration Managed Municipal ETF (FSMB)	First Trust Ultra Short Duration Municipal ETF (FUMB)
INVESTMENT INCOME:
Interest	$7,480,146	$3,346,484
Total investment income	7,480,146	3,346,484

EXPENSES:
Investment advisory fees	1,164,235	449,381
Total expenses	1,164,235	449,381
NET INVESTMENT INCOME (LOSS)	6,315,911	2,897,103

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(131,697)	30,809
Net change in unrealized appreciation (depreciation) on investments	733,133	(24,338)
NET REALIZED AND UNREALIZED GAIN (LOSS)	601,436	6,471
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,917,347	$2,903,574
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Changes in Net Assets

	First Trust Short Duration Managed Municipal ETF (FSMB)		First Trust Ultra Short Duration Municipal ETF (FUMB)
	Six Months Ended 1/31/2025 (Unaudited)	Year Ended 7/31/2024	Six Months Ended 1/31/2025 (Unaudited)	Year Ended 7/31/2024
OPERATIONS:
Net investment income (loss)	$6,315,911	$11,388,791	$2,897,103	$6,355,846
Net realized gain (loss)	(131,697)	(3,062,373)	30,809	(15,941)
Net change in unrealized appreciation (depreciation)	733,133	5,326,775	(24,338)	1,214,090
Net increase (decrease) in net assets resulting from operations	6,917,347	13,653,193	2,903,574	7,553,995

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(6,335,901)	(11,123,001)	(3,028,601)	(5,749,751)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	58,806,669	52,328,872	12,067,911	17,060,947
Cost of shares redeemed	(36,967,220)	(61,825,785)	(13,067,758)	(89,194,264)
Net increase (decrease) in net assets resulting from shareholder transactions	21,839,449	(9,496,913)	(999,847)	(72,133,317)
Total increase (decrease) in net assets	22,420,895	(6,966,721)	(1,124,874)	(70,329,073)

NET ASSETS:
Beginning of period	419,165,010	426,131,731	199,215,632	269,544,705
End of period	$441,585,905	$419,165,010	$198,090,758	$199,215,632

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	21,100,002	21,600,002	9,900,002	13,500,002
Shares sold	2,950,000	2,650,000	600,000	850,000
Shares redeemed	(1,850,000)	(3,150,000)	(650,000)	(4,450,000)
Shares outstanding, end of period	22,200,002	21,100,002	9,850,002	9,900,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights
For a share outstanding throughout each period
First Trust Short Duration Managed Municipal ETF (FSMB)

	Six Months Ended 1/31/2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$19.87	$19.73	$20.06	$20.96	$20.66	$20.48
Income from investment operations:
Net investment income (loss)	0.30 (a)	0.54 (a)	0.43 (a)	0.21	0.27	0.38
Net realized and unrealized gain (loss)	0.02	0.13	(0.34)	(0.88)	0.33	0.22
Total from investment operations	0.32	0.67	0.09	(0.67)	0.60	0.60
Distributions paid to shareholders from:
Net investment income	(0.30)	(0.53)	(0.41)	(0.21)	(0.27)	(0.41)
Return of capital	—	—	(0.01)	(0.02)	(0.03)	(0.01)
Total distributions	(0.30)	(0.53)	(0.42)	(0.23)	(0.30)	(0.42)
Net asset value, end of period	$19.89	$19.87	$19.73	$20.06	$20.96	$20.66
Total return (b)	1.62%	3.46%	0.45%	(3.19)%	2.92%	2.98%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$441,586	$419,165	$426,132	$302,967	$129,931	$61,967
Ratio of total expenses to average net assets	0.55% (c)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net expenses to average net assets	0.55% (c)	0.55%	0.49%	0.35%	0.43%	0.45%
Ratio of net investment income (loss) to average net assets	2.98% (c)	2.76%	2.18%	1.14%	1.33%	2.00%
Portfolio turnover rate (d)	23%	51%	50%	35%	16%	58%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Ultra Short Duration Municipal ETF (FUMB)

	Six Months Ended 1/31/2025 (Unaudited)	Year Ended July 31,
		2024	2023	2022	2021	2020
Net asset value, beginning of period	$20.12	$19.97	$19.99	$20.18	$20.16	$20.10
Income from investment operations:
Net investment income (loss)	0.29 (a)	0.56 (a)	0.39 (a)	0.10	0.12	0.25
Net realized and unrealized gain (loss)	0.01	0.10	(0.03)	(0.19)	0.02	0.07
Total from investment operations	0.30	0.66	0.36	(0.09)	0.14	0.32
Distributions paid to shareholders from:
Net investment income	(0.31)	(0.51)	(0.38)	(0.10)	(0.12)	(0.26)
Net realized gain	—	—	—	—	—	(0.00) (b)
Return of capital	—	—	—	—	—	(0.00) (b)
Total distributions	(0.31)	(0.51)	(0.38)	(0.10)	(0.12)	(0.26)
Net asset value, end of period	$20.11	$20.12	$19.97	$19.99	$20.18	$20.16
Total return (c)	1.49%	3.37%	1.83%	(0.45)%	0.72%	1.61%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$198,091	$199,216	$269,545	$285,807	$165,474	$83,661
Ratio of total expenses to average net assets	0.45% (d)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of net expenses to average net assets	0.45% (d)	0.45%	0.39%	0.25%	0.26%	0.35%
Ratio of net investment income (loss) to average net assets	2.90% (d)	2.79%	1.93%	0.56%	0.61%	1.20%
Portfolio turnover rate (e)	57%	112%	121%	79%	44%	149%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.01.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund III
January 31, 2025 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the two funds (each a “Fund” and collectively, the “Funds”) listed below, each a diversified series of the Trust and listed and traded on NYSE Arca, Inc.

First Trust Short Duration Managed Municipal ETF – (ticker “FSMB”)
First Trust Ultra Short Duration Municipal ETF – (ticker “FUMB”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund. The investment objective of each Fund is to seek to provide federally tax-exempt income consistent with capital preservation. Under normal market conditions, each Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes.
There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2025 (Unaudited)
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of the security;
 6)
the financial statements of the issuer;
 7)
the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security; and
12)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2025 (Unaudited)
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of January 31, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Each Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At January 31, 2025, FSMB and FUMB held $4,240,825 and $5,643,452, respectively, of when-issued or delayed-delivery securities.
C. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Tax-Exempt Income	Distributions paid from Return of Capital
First Trust Short Duration Managed Municipal ETF	$103,106	$—	$11,019,895	$—
First Trust Ultra Short Duration Municipal ETF	35,565	—	5,714,186	—
As of July 31, 2024, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Short Duration Managed Municipal ETF	$222,558	$(8,991,319)	$695,027
First Trust Ultra Short Duration Municipal ETF	670,806	(224,106)	283,950
D. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However,

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2025 (Unaudited)
due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
In addition, each Fund intends to invest in municipal securities to allow it to pay shareholders “exempt dividends” as defined in the Code.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2021, 2022, 2023, and 2024 remain open to federal and state audit. As of January 31, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2024, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Short Duration Managed Municipal ETF	$8,991,319
First Trust Ultra Short Duration Municipal ETF	224,106
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2024, the Funds had no net late year ordinary or capital losses.
As of January 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Short Duration Managed Municipal ETF	$439,029,943	$2,317,409	$(1,222,552)	$1,094,857
First Trust Ultra Short Duration Municipal ETF	200,893,996	316,418	(111,242)	205,176
E. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
F. Segment Reporting
Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen,

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2025 (Unaudited)
Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedules:

Breakpoints	FSMB	FUMB
Fund net assets up to and including $2.5 billion	0.55000%	0.45000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.53625%	0.43875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.52250%	0.42750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.50875%	0.41625%
Fund net assets greater than $10 billion	0.49500%	0.40500%
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended January 31, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Short Duration Managed Municipal ETF	$119,877,715	$94,570,395
First Trust Ultra Short Duration Municipal ETF	105,749,649	104,020,748
For the six months ended January 31, 2025, the Funds had no in-kind transactions.
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit,

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2025 (Unaudited)
the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2025.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund III
January 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended January 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended January 31, 2025.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

(a)	Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

There were no approvals of an investment advisory contract during the Registrant’s most recent fiscal half-year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund III
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	April 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	April 9, 2025
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	April 9, 2025

* Print the name and title of each signing officer under his or her signature.